Registration Statement No. 333-40191

811-08479

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 6

THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS LIFE AND ANNUITY COMPANY
(Name of Depositor)

One Cityplace, Hartford, Connecticut 06103
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including area code: (860) 308-1000

ERNEST J. WRIGHT
The Travelers Life and Annuity Company
One Cityplace
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]	on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]	__ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ N/A ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Information Required in a Prospectus

Travelers Marquis Portfolios Prospectus:

The Travelers Separate Account TM For Variable Annuities
The Travelers Separate Account TM II For Variable Annuities

This prospectus describes Travelers Marquis Portfolios, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

Your premium (“Purchase Payments”) accumulates on a variable basis in one or more of our Variable Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AllianceBernstein Variable Product Series Fund, Inc.	Putnam Variable Trust
AllianceBernstein Growth and Income Portfolio — Class B(1)	Putnam VT International Equity Fund — Class IB Shares(5)
AllianceBernstein Premier Growth Portfolio — Class B(2)	Putnam VT Small Cap Value Fund — Class IB Shares
American Funds Insurance Series	Salomon Brothers Variable Series Funds Inc.
Global Growth Fund — Class 2 Shares	All Cap Fund — Class I(6)
Growth Fund — Class 2 Shares	Investors Fund — Class I
Growth-Income Fund — Class 2 Shares	Smith Barney Investment Series
Delaware VIP Trust	Smith Barney Large Cap Core Portfolio
Delaware VIP REIT Series — Standard Class	The Travelers Series Trust
Delaware VIP Small Cap Value Series — Standard Class	Equity Income Portfolio
Dreyfus Variable Investment Fund	Federated High Yield Portfolio
Dreyfus Variable Investment Fund — Appreciation Portfolio —	Large Cap Portfolio
Initial Shares	Lazard International Stock Portfolio
Dreyfus Variable Investment Fund — Developing Leaders Portfolio	MFS Emerging Growth Portfolio
— Initial Shares(3)	MFS Mid Cap Growth Portfolio
Franklin Templeton Variable Insurance Products Trust	MFS Research Portfolio
Franklin Small Cap Fund — Class 2 Shares	MFS Value Portfolio
Mutual Shares Securities Fund — Class 2 Shares	Pioneer Fund Portfolio(7)
Templeton Developing Markets Securities Fund — Class 2 Shares	U.S. Government Securities Portfolio
Templeton Foreign Securities Fund — Class 2 Shares	Travelers Series Fund Inc.
Greenwich Street Series Fund	AIM Capital Appreciation Portfolio
Appreciation Portfolio	Alliance Growth Portfolio
Fundamental Value Portfolio	Smith Barney Aggressive Growth Portfolio
Janus Aspen Series	Smith Barney High Income Portfolio
Growth and Income Portfolio — Service Shares	Smith Barney Large Capitalization Growth Portfolio
International Growth Portfolio — Service Shares	Smith Barney Mid Cap Core Portfolio
Mid Cap Growth Portfolio — Service Shares(4)	Smith Barney Money Market Portfolio
Lazard Retirement Series, Inc.	Travelers Managed Income Portfolio
Lazard Retirement Small Cap Portfolio	Van Kampen Life Investment Trust
Lord Abbett Series Fund, Inc.	Emerging Growth Portfolio Class II Shares
Growth and Income Portfolio	Variable Annuity Portfolios
Mid-Cap Value Portfolio	Smith Barney Small Cap Growth Opportunities Portfolio
PIMCO Variable Insurance Trust	Variable Insurance Products Fund III
Total Return Portfolio — Administrative Class	Mid Cap Portfolio — Service Class 2

______________

(1)	Formerly Growth and Income Portfolio — Class B	(5)	Formerly Putnam VT International Growth Fund — Class IB Shares
(2)	Formerly Premier Growth Portfolio — Class B	(6)	Formerly Capital Fund — Class I
(3)	Formerly Small Cap Portfolio — Initial Shares	(7)	Formerly Utilities Portfolio
(4)	Formerly Aggressive Growth Portfolio — Service Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2003

TABLE OF CONTENTS

Glossary	3	Payment Options	31
Summary	5	Election of Options	31
Fee Table	8	Annuity Options	31
Condensed Financial Information	14	Variable Liquidity Benefit	32
The Annuity Contract	14	Miscellaneous Contract Provisions	32
Contract Owner Inquiries	15	Right to Return	32
Purchase Payments	15	Termination	32
Accumulation Units	15	Required Reports	32
The Variable Funding Options	15	Suspension of Payments	33
Charges and Deductions	20	The Separate Accounts	33
General	20	Performance Information	33
Transfer Charge	20	Federal Tax Considerations	34
Administrative Charges	20	Non-Resident Aliens	34
Mortality and Expense Risk Charge	21	General Taxation of Annuities	34
E.S.P. Charge	21	Types of Contracts: Qualified or Nonqualified	34
GMWB Charge	21	Nonqualified Annuity Contracts	35
Variable Funding Option Expenses	21	Puerto Rico Tax Considerations	35
Premium Tax	21	Qualified Annuity Contracts	35
Changes in Taxes Based upon		Penalty Tax for Premature
Premium or Value	21	Distributions	36
Transfers	21	Diversification Requirements for
Asset Allocation Program	22	Variable Annuities	36
Access to Your Money	23	Ownership of the Investments	36
Guaranteed Minimum Withdrawal Benefit	23	Mandatory Distributions for Qualified Plans	36
Systematic Withdrawals	24	Taxation of Death Benefit Proceeds	36
Ownership Provisions	25	Other Information	36
Types of Ownership	25	The Insurance Companies	36
Contract Owner	25	Financial Statements	37
Beneficiary	25	Distribution of Variable Annuity Contracts	37
Annuitant	25	Conformity with State and Federal Laws	37
Contingent Annuitant	25	Voting Rights	37
Death Benefit	26	Legal Proceedings and Opinions	37
Death Proceeds before the Maturity Date	26	Appendix A: Condensed Financial Information
Payment of Proceeds	27	for The Travelers Insurance Company:
Spousal Contract Continuance	29	Separate Account TM	A-1
Beneficiary Contract Continuance	29	Appendix B: Condensed Financial Information
Death Proceeds after the Maturity Date	29	for The Travelers Life and Annuity Company:
The Annuity Period	30	Separate Account TM II	B-1
Maturity Date	30	Appendix C: Contents of the Statement
Allocation of Annuity	30	of Additional Information	C-1
Variable Annuity	30
Fixed Annuity	31

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an Annuity or Income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Marquis Portfolios

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities (“Separate Account TM”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities (“Separate Account TM II”). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. You can also make or lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.55% for the Standard Death Benefit and 1.70% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the rider effective date.

If you select the Guaranteed Minimum Withdrawal Benefit (“GMWB”), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2)

written payment instructions or the election of spousal or beneficiary contract continuance. (Please refer to the Death Benefit section in the prospectus for more details.)

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Asset Allocation Program. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
    Guaranteed Minimum Withdrawal Benefit. (“Principal Guarantee”) For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you either 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payment has been returned in full.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. (See Charges and Deductions in this prospectus for additional information.) Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Contract Administrative Charge

Annual Contract Administrative Charge	$40
(waived if Contract Value is $50,000 or more)

Other Charges

Transfer Charge	$10 on transfers that exceed 12 per year

(We do not currently assess this charge.)

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge (“M & E”) of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.25% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:

	Standard Death Benefit	Enhanced Death Benefit

Mortality and Expense Risk Charge	1.55%	1.70%
Administrative Expense Charge	0.15%	0.15%
Total with No Optional Features Selected	1.70%	1.85%
Total with E.S.P. only selected	1.95%	2.10%
Total with GMWB only selected	2.70%	2.85%
Total with E.S.P. and GMWB selected	2.95%	3.10%

  Variable Funding Option Expenses:

  The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

  Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	1.84%

  Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

  (as a percentage of average daily net assets of the funding option as of December 31, 2002, unless otherwise indicated)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B*	0.63%	0.25%	0.05%	0.93%
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%(1)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(2)
Delaware VIP Small Cap Value Series — Standard Class	0.75%	—	0.10%	0.85%(3)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares*	0.53%	0.25%	0.31%	1.09%(4)
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(4)
Templeton Developing Markets Securities Fund — Class 2 Shares*	1.25%	0.25%	0.33%	1.83%(5)
Templeton Foreign Securities Fund — Class 2 Shares*	0.70%	0.25%	0.20%	1.15%(4)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(14)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(14)
Janus Aspen Series
Growth and Income Portfolio — Service Shares*	0.65%	0.25%	0.11%	1.01%(6)
International Growth Portfolio — Service Shares*	0.65%	0.25%	0.09%	0.99%(6)
Mid Cap Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(7)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio*	0.75%	0.25%	0.42%	1.42%(8)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%(9)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%(10)
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(11)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(12)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	0.75%	—	0.67%	1.42%(13)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†	0.76%	—	0.09%	0.85%(14)
Equity Income Portfolio	0.75%	—	0.09%	0.84%(15)
Federated High Yield Portfolio	0.71%	—	0.18%	0.89%(14)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(16)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(17)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(14)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(18)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(18)
MFS Value Portfolio	0.81%	—	0.32%	1.13%(18)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(19)
U.S. Government Securities Portfolio	0.38%	—	0.06%	0.44%(17)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(20)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%(20)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(21)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(20)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Smith Barney Money Market Portfolio	0.38%	—	0.04%	0.42%
Travelers Managed Income Portfolio	0.65%	—	0.04%	0.69%(20)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(22)

  ______________

       *   The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

       †   Closed to new investors.

       #   Expense reimbursements and waivers that are voluntary may be terminated at any time.

  Notes

       (1)   Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.

       (2)   The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the S eries pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

       (3)   The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreemen t, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

       (4)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

       (5)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

       (6)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements.

       (7)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

       (8)   The Fund maintains a voluntary expense cap of 1.25%.

       (9)   “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year.

       (10)   “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund’s expenses to the extent necessary to maintain its “Other Expenses” at an aggregate rate of 0.40% of its average daily net assets.

       (11)   “Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

       (12)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

       (13)   The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels. The Fund participated in a program under which it reveived a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund’s Operating Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or our voluntary waiver of fees and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operating Expenses were 1.19%. We can modify or terminate voluntary waivers and/or absorptions at any time.

       (14)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

       (15)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

       (16)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

       (17)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

       (18)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

       (19)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for adminstrative services.

       (20)   Fund has a voluntary expense cap of 1.25%.

       (21)   Fund has a voluntary expense cap of 1.00%.

       (22)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

  EXAMPLES

  These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

  You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, and Separate Account charges of 3.10%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	400	1211	2039	4185	400	1211	2039	4185
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	408	1234	2076	4253	408	1234	2076	4253
AllianceBernstein Premier Growth Portfolio — Class B	445	1342	2249	4563	445	1342	2249	4563

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

American Funds Insurance Series
Global Growth Fund — Class 2 Shares	410	1243	2090	4278	410	1243	2090	4278
Growth Fund — Class 2 Shares	380	1154	1947	4015	380	1154	1947	4015
Growth-Income Fund — Class 2 Shares	375	1139	1923	3972	375	1139	1923	3972
Credit Suisse Trust
Emerging Markets Portfolio†	502	1504	2507	5012	502	1504	2507	5012
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	399	1208	2035	4177	399	1208	2035	4177
Delaware VIP Small Cap Value Series — Standard Class	400	1211	2039	4185	400	1211	2039	4185
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	393	1191	2007	4126	393	1191	2007	4126
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	396	1200	2021	4152	396	1200	2021	4152
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	423	1280	2150	4385	423	1280	2150	4385
Mutual Shares Securities Fund — Class 2 Shares	420	1271	2136	4360	420	1271	2136	4360
Templeton Developing Markets Securities Fund — Class 2 Shares	496	1488	2481	4967	496	1488	2481	4967
Templeton Foreign Securities Fund — Class 2 Shares	429	1297	2177	4434	429	1297	2177	4434
Greenwich Street Series Fund
Appreciation Portfolio	392	1188	2002	4118	392	1188	2002	4118
Fundamental Value Portfolio	393	1191	2007	4126	393	1191	2007	4126
Janus Aspen Series
Growth and Income Portfolio — Service Shares	415	1257	2113	4319	415	1257	2113	4319
International Growth Portfolio — Service Shares	413	1251	2104	4302	413	1251	2104	4302
Mid Cap Growth Portfolio — Service Shares	407	1231	2072	4244	407	1231	2072	4244
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	456	1373	2299	4650	456	1373	2299	4650
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	410	1243	2090	4278	410	1243	2090	4278
Mid-Cap Value Portfolio	429	1297	2177	4434	429	1297	2177	4434
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	381	1157	1951	4024	381	1157	1951	4024
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	494	1482	2472	4952	494	1482	2472	4952
Putnam VT International Equity Fund — Class IB Shares	438	1322	2218	4507	438	1322	2218	4507
Putnam VT Small Cap Value Fund — Class IB Shares	431	1302	2186	4450	431	1302	2186	4450

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	411	1246	2095	4286	411	1246	2095	4286
Investors Fund — Class I	396	1200	2021	4152	396	1200	2021	4152
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	408	1234	2076	4253	408	1234	2076	4253
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	456	1373	2299	4650	456	1373	2299	4650
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†	400	1211	2039	4185	400	1211	2039	4185
Equity Income Portfolio	399	1208	2035	4177	399	1208	2035	4177
Federated High Yield Portfolio	404	1223	2058	4219	404	1223	2058	4219
Large Cap Portfolio	400	1211	2039	4185	400	1211	2039	4185
Lazard International Stock Portfolio	420	1271	2136	4360	420	1271	2136	4360
MFS Emerging Growth Portfolio	404	1223	2058	4219	404	1223	2058	4219
MFS Mid Cap Growth Portfolio	408	1234	2076	4253	408	1234	2076	4253
MFS Research Portfolio	408	1237	2081	4261	408	1237	2081	4261
MFS Value Portfolio	427	1291	2168	4418	427	1291	2168	4418
Pioneer Fund Portfolio	414	1254	2108	4311	414	1254	2108	4311
U.S. Government Securities Portfolio	359	1093	1848	3832	359	1093	1848	3832
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	400	1211	2039	4185	400	1211	2039	4185
Alliance Growth Portfolio	398	1205	2030	4169	398	1205	2030	4169
Smith Barney Aggressive Growth Portfolio	398	1205	2030	4169	398	1205	2030	4169
Smith Barney High Income Portfolio	384	1165	1965	4050	384	1165	1965	4050
Smith Barney Large Capitalization Growth Portfolio	395	1197	2016	4143	395	1197	2016	4143
Smith Barney Mid Cap Core Portfolio	405	1225	2063	4228	405	1225	2063	4228
Smith Barney Money Market Portfolio	357	1087	1839	3815	357	1087	1839	3815
Travelers Managed Income Portfolio	384	1165	1965	4050	384	1165	1965	4050
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	417	1263	2122	4335	417	1263	2122	4335
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	405	1225	2063	4228	405	1225	2063	4228
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	409	1240	2086	4269	409	1240	2086	4269

  ______________

       †   Closed to new investors.

  CONDENSED FINANCIAL INFORMATION

  See Appendices A and B.

  THE ANNUITY CONTRACT

  Travelers Marquis Portfolios is a Contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

  You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

  Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

  Contract Owner Inquiries

  Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

  Purchase Payments

  Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

  We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

  Accumulation Units

  The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

  The Variable Funding Options

  You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

  You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

  If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

  The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	AIM Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	Seeks reasonable current income and appreciation. The Fund normally invests in dividend-paying common stocks considered to be good quality.	Alliance Capital Management L.P. (“Alliance”)
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	CRM
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM
Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company (“Delaware”)
Delaware VIP Small Cap Value Series — Standard Class	Seeks capital appreciation. The Fund normally invests in securities of small capitalization companies.	Delaware

Funding Option	Investment Objective	Investment Adviser/Subadviser

Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in small capitalization companies.	Franklin Advisers, Inc.
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund — Class 2 Shares	Seeks long-term capital appreciation. The Fund normally invests in the investments of emerging market countries, primarily equity securities.	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in investments, primarily equity securities, of issuers located outside of the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Janus Aspen Series
Growth and Income Portfolio — Service Shares	Seeks long-term capital growth and current income. The Fund normally invests in common stocks selected for their growth potential and in securities selected for their income potential.	Janus Capital Management LLC (“Janus Capital”)
International Growth Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of issuers from at least five countries, excluding the U.S.	Janus Capital
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.

Funding Option	Investment Objective	Investment Adviser/Subadviser

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	Seeks long term capital growth. Current income is a secondary objective. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued relative to the market.	Strong Capital Management Inc.
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio†	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: Travelers Investment Management Company
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Federated High Yield Portfolio	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC Subadviser: Federated Investment Management Company
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS

Funding Option	Investment Objective	Investment Adviser/Subadviser

MFS Value Portfolio	Seeks capital appreciation and reasonable income. The Fund normally invests in income producing equity securities of companies believed to be undervalued in the market.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
U.S. Government Securities Portfolio	Seeks current income, total return and high credit quality. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital. The Fund normally invests in U.S. corporate debt and U.S. government securities.	TAMIC
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen Asset Management Inc.
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	Fidelity Management & Research Company (“FMR”)

  ______________

       †   Closed to new investors.

  CHARGES AND DEDUCTIONS

  General

  We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including portfolio rebalancing, asset allocation and systematic withdrawal programs)
      administration of the annuity options available under the Contracts, and the distribution of various reports to Contract Owners.

  Costs and expenses we incur include:

      losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent other costs of doing business.

  Risks we assume include:

      that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

  We may also deduct a charge for taxes.

  Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

  We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

  The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

  Transfer Charge

  We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

  Administrative Charges

  There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

              (1)   from the distribution of death proceeds

              (2)   after an annuity payout has begun or

              (3)   if the Contract Value on the date of assessment equals or is greater than $50,000.

  We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

  Mortality and Expense Risk Charge

  Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, this charge equals 1.55% annually. If you choose the Enhanced Death Benefit, this charge equals 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

  E.S.P. Charge

  If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option.

  GMWB Charge

  If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

  Variable Funding Option Expenses

  We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

  Premium Tax

  Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

  Changes in Taxes Based upon Premium or Value

  If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

  TRANSFERS

  Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

    1.   Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred
      the number of transfers you made within the previous three months whether your transfers follow a pattern designed to take advantage of short term market fluctuations whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group

    2.   Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner or reject the transfer or exchange instructions of individual owners who have executed preauthorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

  If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

  Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

  If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under an asset allocation program or a rebalancing program.

  We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

  ASSET ALLOCATION PROGRAM

  Under the asset allocation program, your Purchase Payments are allocated among a set of funding options based on asset allocation models, which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional Purchase Payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

  From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change.

  In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios contract features will continue to apply. Contact your financial consultant for additional information.

  ACCESS TO YOUR MONEY

  Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

  We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

  Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”)

  For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

  Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

  If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

  Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

  If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

  Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

  If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

  For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Contract date	$100,000	$100,000	$5,000	$100,000	$100,000	$5,000
Immediately prior to withdrawal, Contract Year two	$115,000	$100,000	$5,000	$85,000	$100,000	$5,000
Immediately after withdrawal, Contract Year two	$105,000	$91,304 [100,000 – (100,000 ×10,000/115,000)]	$4,565 [5,000 – (5,000 ×10,000/115,000)]	$75,000	$88,235 [100,000 – (100,000 ×10,000/85,000)]	$4,412 [5,000 – (5,000 ×10,000/85,000

Change in Value due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,696	$435	$10,000	$11,765	$588

  Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

  If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

    ?The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.
    ?The total annual payment amount will equal the AWB and will never exceed your RBB and
    ?We will no longer accept subsequent Purchase Payments into the Contract.

  If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

  Systematic Withdrawals

  Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

  We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

  Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

  OWNERSHIP PROVISIONS

  Types of Ownership

  Contract Owner

  The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

  You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

  If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

  Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

  Beneficiary

  You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

  Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

  Annuitant

  The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

  Contingent Annuitant

  You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
      all other rights and benefits will continue in effect.

  When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

  If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

  DEATH BENEFIT

  Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance (“Death Report Date”).

  Death Proceeds before the Maturity Date

Note:	If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to “Annuitant” with “owner.”

  Standard Death Benefit

  We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

    (1)   the Contract Value on the Death Report Date or
    (2)   the total Purchase Payments made under the Contract less the total of any withdrawals.

  Enhanced Death Benefit

  We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

    (1)   the Contract Value on the Death Report Date or
    (2)   the total Purchase Payments made under the Contract less the total of any withdrawals or
    (3)   the step-up value (if any, as described below).

  Step-Up Value. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals, as described above.

  Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

  For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

              $50,000 x ($10,000/$55,000) = $9,090

  Your new step-up value would be $50,000-$9,090, or $40,910.

  The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

              $50,000 x ($10,000/$30,000) = $16,666

  Your new step-up value would be $50,000-$16,666, or $33,334.

  Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.)

  The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

  If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

  If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

  The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

  The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

  For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

     $50,000 X ($10,000/$55,000) = $9,090

  Your new modified Purchase Payment would be $50,000 — $9,090 = $40,910

  The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

     $50,000 X ($10,000/$30,000) = $16,666

  Your new modified Purchase Payment would be $50,000 — $16,666 = $33,334

  Payment of Proceeds

  We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

  Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Non-spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spousal beneficiary elects to continue the Contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the Company to pay the beneficiary, who may elect to continue the Contract.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or if there is a Contingent Annuitant, then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a nonnatural owner/trust)	The beneficiary (ies) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

  Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

  ______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

  Spousal Contract Continuance (Nonqualified Contracts Only — Does Not Apply if a Non-Spouse is a Joint Owner)

  Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

  If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

  All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

  Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

  If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

  If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

  The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      transfer ownership
      take a loan
      make additional Purchase Payments.

  The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary who continues the Contract under this provision. All fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

  Death Proceeds after the Maturity Date

  If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

  THE ANNUITY PERIOD

  Maturity Date

  Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

  You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant’s 90th birthday.)

  At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

  Allocation of Annuity

  You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See “Transfers.”)

  Variable Annuity

  You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

  Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

  The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your

  Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

  Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

  Fixed Annuity

  You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

  PAYMENT OPTIONS

  Election of Options

  While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

  During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

  The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

  On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

  Annuity Options

  Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

  Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

  Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

  Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

  Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

  Option 5 — Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

  Variable Liquidity Benefit

  This benefit is only offered with the variable annuity option Payments for a Fixed Period without Life Contingency.

  At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

  MISCELLANEOUS CONTRACT PROVISIONS

  Right to Return

  You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

  If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

  We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

  Termination

  You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

  Required Reports

  As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract

  Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

  Suspension of Payments

  The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

  THE SEPARATE ACCOUNTS

  The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

  We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

  All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

  Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

  Performance Information

  From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

  Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

  Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

  For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

  FEDERAL TAX CONSIDERATIONS

  The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

  Non-Resident Aliens

  Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

  General Taxation of Annuities

  Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

  Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

  Types of Contracts: Qualified or Nonqualified

  If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

  Nonqualified Annuity Contracts

  As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

  If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

  If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

  Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an Annuity Option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

  Puerto Rico Tax Considerations

  The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult w ith a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

  Qualified Annuity Contracts

  Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

  Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

  Penalty Tax for Premature Distributions

  For both qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

  Diversification Requirements for Variable Annuities

  The Code requires that any nonqualified variable annuity contract based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

  Ownership of the Investments

  In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

  Mandatory Distributions For Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

  Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

  Taxation of Death Benefit Proceeds

  Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

  OTHER INFORMATION

  The Insurance Companies

  Please refer to your Contract to determine which Company issued your Contract.

  The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

  The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

  Financial Statements

  The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

  Distribution of Variable Annuity Contracts

  We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

  Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing or services provided.

  Conformity with State and Federal Laws

  The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

  Voting Rights

  The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

  Legal Proceedings and Opinions

  Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

  There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

  APPENDIX A — CONDENSED FINANCIAL INFORMATION

  THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
  Accumulation Unit Values (in dollars)

  The following tables provide the Accumulation Unit Value information for the minimum variable charge of 1.70% = (Standard Death Benefit without E.S.P.) and the maximum variable account charge of 2.10% (Enhanced Death Benefit with E.S.P.). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix C.

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.883	0.606	71,514
	2001	1.000	0.883	41,391

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	0.924	0.706	451,412
	2001	1.000	0.924	393,635

Premier Growth Portfolio — Class B (5/01)	2002	0.854	0.580	254,433
	2001	1.000	0.854	46,304

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/98)	2002	0.898	0.781	199,865
	2001	1.012	0.898	197,721
	2000	1.503	1.012	172,677
	1999	0.843	1.503	30,889
	1998	1.000	0.843	27,219

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.267	1.302	497,132
	2001	1.185	1.267	306,300
	2000	0.917	1.185	203,266
	1999	0.958	0.917	30,843
	1998	1.000	0.958	13,403

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.201	1.115	266,573
	2001	1.093	1.201	188,264
	2000	0.940	1.093	79,165
	1999	1.005	0.940	37,900
	1998	1.000	1.005	5,244

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.030	0.844	664,780
	2001	1.156	1.030	897,310
	2000	1.183	1.156	820,955
	1999	1.080	1.183	404,436
	1998	1.000	1.080	69,574

Small Cap Portfolio — Initial Shares (9/98)	2002	1.235	0.982	459,177
	2001	1.339	1.235	699,418
	2000	1.202	1.339	529,777
	1999	0.992	1.202	175,277
	1998	1.000	0.992	90,951

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.256	0.881	280,424
	2001	1.508	1.256	266,271
	2000	1.837	1.508	314,051
	1999	1.072	1.837	24,048
	1998	1.000	1.072	10,667

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.843	37,702

Templeton Developing Markets Securities Fund — Class 2 (7/98)	2002	0.927	0.910	126,277
	2001	1.025	0.927	511,294
	2000	1.535	1.025	93,827
	1999	1.018	1.535	32,333
	1998	1.000	1.018	12,791

Templeton Foreign Securities Fund — Class 2 (8/98)	2002	0.896	0.718	625,285
	2001	1.086	0.896	1,313,320
	2000	1.131	1.086	546,405
	1999	0.934	1.131	167,939
	1998	1.000	0.934	70,695

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.938	0.760	496,262
	2001	1.000	0.938	127,985

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (5/01)	2002	0.919	0.711	1,151,580
	2001	1.000	0.919	713,749

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	0.399	0.282	887,901
	2001	0.673	0.399	908,056
	2000	1.000	0.673	465,042

Growth and Income Portfolio — Service Shares (5/00)	2002	0.719	0.553	432,929
	2001	0.846	0.719	599,469
	2000	1.000	0.846	466,649

International Growth Portfolio — Service Shares (5/00)	2002	0.592	0.432	716,213
	2001	0.786	0.592	976,826
	2000	1.000	0.786	449,819

OCC Accumulation Trust
Equity Portfolio (9/98)	2002	1.008	0.838	—
	2001	1.103	1.008	55,389
	2000	1.021	1.103	59,987
	1999	1.013	1.021	117,236
	1998	1.000	1.013	97,009

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.051	1.127	1,826,598
	2001	1.000	1.051	725,154

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.856	0.693	164,372
	2001	1.000	0.856	747,912

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.086	0.873	249,544
	2001	1.000	1.086	89,952

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.804	0.557	7,755
	2001	1.000	0.804	8,517

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	0.942	0.694	366,681
	2001	1.000	0.942	159,718

Investors Fund — Class I (10/98)	2002	1.215	0.919	700,557
	2001	1.289	1.215	972,771
	2000	1.138	1.289	415,791
	1999	1.036	1.138	310,855
	1998	1.000	1.036	24,856

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.806	17,892

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (11/98)	2002	1.073	0.811	139,192
	2001	1.048	1.073	186,167
	2000	0.989	1.048	183,365
	1999	1.035	0.989	40,237
	1998	1.000	1.035	21,778

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (9/98)	2002	0.856	0.657	—
	2001	1.098	0.856	38,685
	2000	1.229	1.098	63,125
	1999	1.034	1.229	43,585
	1998	1.000	1.034	10,809

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/98)	2002	1.330	1.120	132,421
	2001	1.410	1.330	243,418
	2000	1.229	1.410	249,527
	1999	1.102	1.229	130,522
	1998	1.000	1.102	25,371

Federated High Yield Portfolio (5/02)	2002	1.000	0.976	60,502

Jurika & Voyles Core Equity Portfolio (12/98)	2002	1.078	1.078	—
	2001	1.329	1.078	—
	2000	1.215	1.329	50,549

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Jurika & Voyles Core Equity Portfolio (continued)	1999	1.120	1.215	—
	1998	1.000	1.120	—

Large Cap Portfolio (8/98)	2002	0.976	0.741	1,836,295
	2001	1.201	0.976	2,241,811
	2000	1.429	1.201	1,915,349
	1999	1.124	1.429	609,907
	1998	1.000	1.124	43,623

Lazard International Stock Portfolio (7/98)	2002	0.698	0.597	1,133,470
	2001	0.962	0.698	1,929,050
	2000	1.104	0.962	1,100,451
	1999	0.923	1.104	358,549
	1998	1.000	0.923	152,201

MFS Emerging Growth Portfolio (5/01)	2002	0.810	0.523	76,383
	2001	1.000	0.810	11,170

MFS Mid Cap Growth Portfolio (5/00)	2002	0.734	0.369	1,305,919
	2001	0.978	0.734	1,053,178
	2000	1.000	0.978	538,431

MFS Research Portfolio (11/98)	2002	0.892	0.656	562,002
	2001	1.170	0.892	735,283
	2000	1.260	1.170	679,947
	1999	1.036	1.260	356,534
	1998	1.000	1.036	99,898

MFS Value Portfolio (11/98)	2002	1.108	0.946	639,840
	2001	1.116	1.108	342,122
	2000	1.017	1.116	255,805
	1999	0.985	1.017	129,620
	1998	1.000	0.985	27,741

U.S. Government Securities Portfolio (8/98)	2002	1.154	1.289	1,518,786
	2001	1.109	1.154	1,138,946
	2000	0.986	1.109	753,531
	1999	1.046	0.986	455,487
	1998	1.000	1.046	167,258

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	0.996	0.746	760,548
	2001	1.329	0.996	983,621
	2000	1.509	1.329	1,113,516
	1999	1.074	1.509	160,182
	1998	1.000	1.074	13,025

Alliance Growth Portfolio (5/01)	2002	0.817	0.533	69,419
	2001	1.000	0.817	27,956

Smith Barney Aggressive Growth Portfolio (5/00)	2002	0.961	0.637	1,499,808
	2001	1.019	0.961	1,288,105
	2000	1.000	1.019	525,230

Smith Barney High Income Portfolio (8/98)	2002	0.819	0.779	925,354
	2001	0.866	0.819	1,067,254
	2000	0.958	0.866	784,035
	1999	0.949	0.958	467,863
	1998	1.000	0.949	99,255

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.179	0.872	2,604,167
	2001	1.371	1.179	2,813,671
	2000	1.498	1.371	2,125,193
	1999	1.165	1.498	980,806
	1998	1.000	1.165	222,326

Smith Barney Mid Cap Core Portfolio (5/01)	2002	0.936	0.744	334,013
	2001	1.000	0.936	256,409

Smith Barney Money Market Portfolio (9/98)	2002	1.109	1.105	10,584,421
	2001	1.088	1.109	1,314,594
	2000	1.044	1.088	407,508
	1999	1.013	1.044	241,033
	1998	1.000	1.013	157,837

Travelers Managed Income Portfolio (7/98)	2002	1.101	1.106	2,627,482
	2001	1.049	1.101	2,644,089
	2000	0.989	1.049	2,026,569

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Managed Income Portfolio (continued)	1999	0.997	0.989	841,369
	1998	1.000	0.997	163,644

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.813	0.538	69,091
	2001	1.000	0.813	45,563

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.943	0.689	63,778
	2001	1.000	0.943	42,468

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.026	0.908	428,077
	2001	1.000	1.026	122,335

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	1.142	0.780	23,369
	2001	1.000	1.142	—

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	1.144	0.871	145,936
	2001	1.000	1.144	—

Premier Growth Portfolio — Class B (5/01)	2002	1.182	0.801	306,287
	2001	1.000	1.182	—

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/98)	2002	1.208	1.046	36,682
	2001	1.000	1.208	—

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.100	1.126	105,316
	2001	1.000	1.100	12,684

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.193	1.103	598
	2001	1.000	1.193	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.114	0.909	212,634
	2001	1.000	1.114	52,192

Small Cap Portfolio — Initial Shares (9/98)	2002	1.185	0.938	77,768
	2001	1.000	1.185	20,114

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.227	0.857	87,881
	2001	1.000	1.227	—

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	10,962

Templeton Developing Markets Securities Fund — Class 2 (7/98)	2002	1.138	1.113	1,793
	2001	1.000	1.138	—

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Templeton Foreign Securities Fund — Class 2 (8/98)	2002	1.133	0.904	32,833
	2001	1.000	1.133	—

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	1.136	0.917	57,650
	2001	1.000	1.136	—

Fundamental Value Portfolio (5/01)	2002	1.172	0.903	109,611
	2001	1.000	1.172	60,860

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	1.157	0.815	—
	2001	1.000	1.157	—

Growth and Income Portfolio — Service Shares (5/00)	2002	1.126	0.862	—
	2001	1.000	1.126	—

International Growth Portfolio — Service Shares (5/00)	2002	1.171	0.851	—
	2001	1.000	1.171	—

OCC Accumulation Trust
Equity Portfolio (9/98)	2002	1.065	0.883	—
	2001	1.000	1.065	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.002	1.070	603,634
	2001	1.000	1.002	142,712

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	1.137	0.917	129,081
	2001	1.000	1.137	27,332

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.220	0.976	8,644
	2001	1.000	1.220	6,625

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	1.233	0.850	—
	2001	1.000	1.233	—

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	1.127	0.827	66,953
	2001	1.000	1.127	41,655

Investors Fund — Class I (10/98)	2002	1.133	0.854	271,336
	2001	1.000	1.133	80,548

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.803	—

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (11/98)	2002	1.193	0.897	—
	2001	1.000	1.193	—

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (9/98)	2002	1.128	0.864	—
	2001	1.000	1.128	—

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/98)	2002	1.193	1.001	—
	2001	1.000	1.193	—

Federated High Yield Portfolio (5/02)	2002	1.000	0.974	24,257

Jurika & Voyles Core Equity Portfolio (12/98)	2002	1.030	1.030	—
	2001	1.000	1.030	—

Large Cap Portfolio (8/98)	2002	1.137	0.859	21,372
	2001	1.000	1.137	—

Lazard International Stock Portfolio (7/98)	2002	1.058	0.902	324,651
	2001	1.000	1.058	—

MFS Emerging Growth Portfolio (5/01)	2002	1.218	0.784	—
	2001	1.000	1.218	—

MFS Mid Cap Growth Portfolio (5/00)	2002	1.221	0.612	291,957
	2001	1.000	1.221	—

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Research Portfolio (11/98)	2002	1.151	0.843	—
	2001	1.000	1.151	—

MFS Value Portfolio (11/98)	2002	1.125	0.957	158,316
	2001	1.000	1.125	—

U.S. Government Securities Portfolio (8/98)	2002	0.998	1.110	2,026
	2001	1.000	0.998	1,884

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	1.206	0.899	2,406
	2001	1.000	1.206	—

Alliance Growth Portfolio (5/01)	2002	1.147	0.746	—
	2001	1.000	1.147	—

Smith Barney Aggressive Growth Portfolio (5/00)	2002	1.212	0.799	117,751
	2001	1.000	1.212	78,988

Smith Barney High Income Portfolio (8/98)	2002	1.037	0.982	—
	2001	1.000	1.037	12,607

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.181	0.870	21,795
	2001	1.000	1.181	11,592

Smith Barney Mid Cap Core Portfolio (5/01)	2002	1.232	0.976	102,369
	2001	1.000	1.232	19,553

Smith Barney Money Market Portfolio (9/98)	2002	1.000	0.992	163,483
	2001	1.000	1.000	6,150

Travelers Managed Income Portfolio (7/98)	2002	0.980	0.981	779,899
	2001	1.000	0.980	29,869

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	1.133	0.747	—
	2001	1.000	1.133	—

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	1.214	0.884	38,080
	2001	1.000	1.214	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.123	0.989	—
	2001	1.000	1.123	—

  Notes

  On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the Montgomery Fund III: Montgomery Variable Series Growth Fund, which is no longer available as a funding option.

  On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the OCC Accumulation Trust: Equity Portfolio, which is no longer available as a funding option.

  Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

  The number of units outstanding for the 2001 year end have been restated to include Annuity Units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

  Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new Contract Owners

  The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new Contract Owners.

  Effective October 26, 2001, the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio were merged into the Investors Fund.

  APPENDIX B — CONDENSED FINANCIAL INFORMATION

  THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
  Accumulation Unit Values (in dollars)

  The following tables provide the Accumulation Unit Value information for the minimum variable charge of 1.70% = (Standard Death Benefit without E.S.P.) and the maximum variable account charge of 2.10% (Enhanced Death Benefit with E.S.P.). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix C.

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.883	0.606	886,637
	2001	1.000	0.883	388,401

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	0.924	0.706	6,384,732
	2001	1.000	0.924	3,476,961

Premier Growth Portfolio — Class B (5/01)	2002	0.854	0.580	1,707,293
	2001	1.000	0.854	1,538,779

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/98)	2002	0.898	0.781	2,672,774
	2001	1.012	0.898	3,008,083
	2000	1.503	1.012	2,838,716
	1999	0.843	1.503	1,105,585
	1998	1.000	0.843	617,918

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.267	1.302	5,233,628
	2001	1.185	1.267	4,636,847
	2000	0.917	1.185	4,076,268
	1999	0.958	0.917	2,708,375
	1998	1.000	0.958	1,203,931

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.201	1.115	4,836,885
	2001	1.093	1.201	4,355,639
	2000	0.940	1.093	3,452,988
	1999	1.005	0.940	2,494,324
	1998	1.000	1.005	997,680

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.030	0.844	9,780,653
	2001	1.156	1.030	11,083,820
	2000	1.183	1.156	11,541,680
	1999	1.080	1.183	9,234,694
	1998	1.000	1.080	3,607,198

Small Cap Portfolio — Initial Shares (9/98)	2002	1.235	0.982	9,826,797
	2001	1.339	1.235	10,848,294
	2000	1.202	1.339	8,838,471
	1999	0.992	1.202	4,819,089
	1998	1.000	0.992	11,692,226

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.256	0.881	6,759,968
	2001	1.508	1.256	8,178,178
	2000	1.837	1.508	7,011,307
	1999	1.072	1.837	3,616,359
	1998	1.000	1.072	1,140,671

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.843	500,854

Templeton Developing Markets Securities Fund — Class 2 (11/98)	2002	0.927	0.910	3,171,808
	2001	1.025	0.927	3,801,879
	2000	1.535	1.025	2,997,201
	1999	1.018	1.535	1,581,452
	1998	1.000	1.018	553,203

Templeton Foreign Securities Fund — Class 2 (8/98)	2002	0.896	0.718	12,560,850
	2001	1.086	0.896	13,698,000
	2000	1.131	1.086	11,852,349
	1999	0.934	1.131	16,064,588
	1998	1.000	0.934	3,208,623

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.938	0.760	4,330,558
	2001	1.000	0.938	1,674,614

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (5/01)	2002	0.919	0.711	12,830,574
	2001	1.000	0.919	6,421,437

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	0.399	0.282	13,232,485
	2001	0.673	0.399	16,270,771
	2000	1.000	0.673	9,922,978

Growth and Income Portfolio — Service Shares (5/00)	2002	0.719	0.553	3,472,994
	2001	0.846	0.719	4,690,847
	2000	1.000	0.846	3,948,994

International Growth Portfolio — Service Shares (5/00)	2002	0.592	0.432	13,654,878
	2001	0.786	0.592	17,792,716
	2000	1.000	0.786	12,468,964

OCC Accumulation Trust
Equity Portfolio (9/98)	2002	1.008	0.838	—
	2001	1.103	1.008	5,146,756
	2000	1.021	1.103	6,212,549
	1999	1.013	1.021	5,524,668
	1998	1.000	1.013	2,145,584

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.051	1.127	18,378,464
	2001	1.000	1.051	5,196,919

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.856	0.693	3,088,946
	2001	1.000	0.856	1,329,272

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.086	0.873	1,009,641
	2001	1.000	1.086	652,686

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.804	0.557	105,503
	2001	1.000	0.804	252,273

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	0.942	0.694	6,503,977
	2001	1.000	0.942	3,177,228

Investors Fund — Class I (10/98)	2002	1.215	0.919	16,296,829
	2001	1.289	1.215	18,303,758
	2000	1.138	1.289	10,810,997
	1999	1.036	1.138	7,439,494
	1998	1.000	1.036	2,216,940

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.806	491,361

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (11/98)	2002	1.073	0.811	2,896,144
	2001	1.048	1.073	3,655,838
	2000	0.989	1.048	3,760,800
	1999	1.035	0.989	3,899,036
	1998	1.000	1.035	1,223,602

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (9/98)	2002	0.856	0.657	—
	2001	1.098	0.856	2,374,181
	2000	1.229	1.098	2,634,561
	1999	1.034	1.229	2,328,085
	1998	1.000	1.034	707,170

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/98)	2002	1.330	1.120	4,474,489
	2001	1.410	1.330	6,130,457
	2000	1.229	1.410	6,695,493
	1999	1.102	1.229	5,262,368
	1998	1.000	1.102	1,803,332

Federated High Yield Portfolio (5/02)	2002	1.000	0.976	2,246,332

Jurika & Voyles Core Equity Portfolio (8/98)	2002	1.078	1.078	—
	2001	1.329	1.078	—
	2000	1.215	1.329	2,080,714

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Jurika & Voyles Core Equity Portfolio (continued)	1999	1.120	1.215	1,327,779
	1998	1.000	1.120	688,244

Large Cap Portfolio (8/98)	2002	0.976	0.741	22,138,586
	2001	1.201	0.976	26,078,528
	2000	1.429	1.201	24,049,820
	1999	1.124	1.429	12,235,302
	1998	1.000	1.124	2,626,893

Lazard International Stock Portfolio (7/98)	2002	0.698	0.597	24,811,387
	2001	0.962	0.698	26,495,747
	2000	1.104	0.962	23,431,580
	1999	0.923	1.104	15,199,353
	1998	1.000	0.923	5,353,658

MFS Emerging Growth Portfolio (5/01)	2002	0.810	0.523	301,331
	2001	1.000	0.810	176,672

MFS Mid Cap Growth Portfolio (5/00)	2002	0.734	0.369	19,149,188
	2001	0.978	0.734	15,757,040
	2000	1.000	0.978	7,778,010

MFS Research Portfolio (11/98)	2002	0.892	0.656	5,607,452
	2001	1.170	0.892	6,795,161
	2000	1.260	1.170	7,319,138
	1999	1.036	1.260	5,602,395
	1998	1.000	1.036	1,147,635

MFS Value Portfolio (11/98)	2002	1.108	0.946	10,529,874
	2001	1.116	1.108	9,787,956
	2000	1.017	1.116	7,279,135
	1999	0.985	1.017	7,026,564
	1998	1.000	0.985	2,138,258

U.S. Government Securities Portfolio (8/98)	2002	1.154	1.289	17,746,645
	2001	1.109	1.154	14,184,591
	2000	0.986	1.109	10,402,283
	1999	1.046	0.986	6,962,624
	1998	1.000	1.046	2,467,008

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	0.996	0.746	16,802,401
	2001	1.329	0.996	13,039,537
	2000	1.509	1.329	13,689,850
	1999	1.074	1.509	7,917,069
	1998	1.000	1.074	2,829,493

Alliance Growth Portfolio (5/01)	2002	0.817	0.533	1,201,346
	2001	1.000	0.817	631,165

Smith Barney Aggressive Growth Portfolio (5/00)	2002	0.961	0.637	17,667,518
	2001	1.019	0.961	15,447,962
	2000	1.000	1.019	6,521,820

Smith Barney High Income Portfolio (8/98)	2002	0.819	0.779	17,060,498
	2001	0.866	0.819	19,872,625
	2000	0.958	0.866	17,409,472
	1999	0.949	0.958	11,849,075
	1998	1.000	0.949	4,153,841

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.179	0.872	37,813,309
	2001	1.371	1.179	40,179,549
	2000	1.498	1.371	34,728,875
	1999	1.165	1.498	20,512,758
	1998	1.000	1.165	5,546,493

Smith Barney Mid Cap Core Portfolio (5/01)	2002	0.936	0.744	4,813,912
	2001	1.000	0.936	2,148,792

Smith Barney Money Market Portfolio (9/98)	2002	1.109	1.105	24,522,332
	2001	1.088	1.109	50,263,541
	2000	1.044	1.088	30,154,400
	1999	1.013	1.044	15,470,047
	1998	1.000	1.013	16,945,764

Travelers Managed Income Portfolio (7/98)	2002	1.101	1.106	46,789,996
	2001	1.049	1.101	52,746,610
	2000	0.989	1.049	43,936,884

  Accumulation Unit Values (in dollars)

  Minimum Expense
  1.55 M&E, 0.15 Adm. = 1.70% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Managed Income Portfolio (continued)	1999	0.997	0.989	29,609,709
	1998	1.000	0.997	9,136,205

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.813	0.538	552,800
	2001	1.000	0.813	531,538

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.943	0.689	1,392,276
	2001	1.000	0.943	941,855

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.026	0.908	2,260,935
	2001	1.000	1.026	423,144

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	1.142	0.780	188,376
	2001	1.000	1.142	77,881

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	1.144	0.871	1,324,525
	2001	1.000	1.144	433,464

Premier Growth Portfolio — Class B (5/01)	2002	1.182	0.801	368,128
	2001	1.000	1.182	642,184

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/98)	2002	1.208	1.046	91,419
	2001	1.000	1.208	11,914

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.100	1.126	385,208
	2001	1.000	1.100	87,129

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.193	1.103	464,807
	2001	1.000	1.193	61,060

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.114	0.909	273,513
	2001	1.000	1.114	53,041

Small Cap Portfolio — Initial Shares (9/98)	2002	1.185	0.938	211,836
	2001	1.000	1.185	66,604

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.227	0.857	376,676
	2001	1.000	1.227	47,052

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	72,324

Templeton Developing Markets Securities Fund — Class 2 (11/98)	2002	1.138	1.113	175,803
	2001	1.000	1.138	28,505

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Templeton Foreign Securities Fund — Class 2 (8/98)	2002	1.133	0.904	581,551
	2001	1.000	1.133	51,101

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	1.136	0.917	767,635
	2001	1.000	1.136	301,770

Fundamental Value Portfolio (5/01)	2002	1.172	0.903	1,856,925
	2001	1.000	1.172	655,357

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	1.157	0.815	70,170
	2001	1.000	1.157	43,567

Growth and Income Portfolio — Service Shares (5/00)	2002	1.126	0.862	117,085
	2001	1.000	1.126	555,506

International Growth Portfolio — Service Shares (5/00)	2002	1.171	0.851	106,103
	2001	1.000	1.171	50,978

OCC Accumulation Trust
Equity Portfolio (9/98)	2002	1.065	0.883	—
	2001	1.000	1.065	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.002	1.070	3,650,929
	2001	1.000	1.002	932,812

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	1.137	0.917	360,935
	2001	1.000	1.137	77,809

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.220	0.976	191,001
	2001	1.000	1.220	37,235

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	1.233	0.850	33,270
	2001	1.000	1.233	21,987

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	1.127	0.827	819,215
	2001	1.000	1.127	173,026

Investors Fund — Class I (10/98)	2002	1.133	0.854	1,005,163
	2001	1.000	1.133	220,043

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.803	148,905

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (11/98)	2002	1.193	0.897	—
	2001	1.000	1.193	—

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (9/98)	2002	1.128	0.864	—
	2001	1.000	1.128	—

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/98)	2002	1.193	1.001	—
	2001	1.000	1.193	—

Federated High Yield Portfolio (5/02)	2002	1.000	0.974	208,526

Jurika & Voyles Core Equity Portfolio (8/98)	2002	1.030	1.030	—
	2001	1.000	1.030	—

Large Cap Portfolio (8/98)	2002	1.137	0.859	585,787
	2001	1.000	1.137	77,150

Lazard International Stock Portfolio (7/98)	2002	1.058	0.902	957,940
	2001	1.000	1.058	106,751

MFS Emerging Growth Portfolio (5/01)	2002	1.218	0.784	48,941
	2001	1.000	1.218	1,253

MFS Mid Cap Growth Portfolio (5/00)	2002	1.221	0.612	1,401,208
	2001	1.000	1.221	191,437

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Research Portfolio (11/98)	2002	1.151	0.843	82,716
	2001	1.000	1.151	59,692

MFS Value Portfolio (11/98)	2002	1.125	0.957	1,012,827
	2001	1.000	1.125	213,699

U.S. Government Securities Portfolio (8/98)	2002	0.998	1.110	951,673
	2001	1.000	0.998	267,096

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	1.206	0.899	67,654
	2001	1.000	1.206	822

Alliance Growth Portfolio (5/01)	2002	1.147	0.746	111,003
	2001	1.000	1.147	60,428

Smith Barney Aggressive Growth Portfolio (5/00)	2002	1.212	0.799	2,012,701
	2001	1.000	1.212	1,056,299

Smith Barney High Income Portfolio (8/98)	2002	1.037	0.982	283,108
	2001	1.000	1.037	76,534

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.181	0.870	2,021,347
	2001	1.000	1.181	540,144

Smith Barney Mid Cap Core Portfolio (5/01)	2002	1.232	0.976	962,056
	2001	1.000	1.232	150,616

Smith Barney Money Market Portfolio (9/98)	2002	1.000	0.992	2,136,289
	2001	1.000	1.000	514,730

Travelers Managed Income Portfolio (7/98)	2002	0.980	0.981	3,230,893
	2001	1.000	0.980	728,910

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	1.133	0.747	152,259
	2001	1.000	1.133	77,131

  Accumulation Unit Values (in dollars)

  Maximum Expense
  1.70 M&E, 0.15 Adm., 0.25 ESP = 2.10% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	1.214	0.884	236,075
	2001	1.000	1.214	49,363

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.123	0.989	261,059
	2001	1.000	1.123	75,949

  Notes

  On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the Montgomery Fund III: Montgomery Variable Series Growth Fund, which is no longer available as a funding option.

  On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the OCC Accumulation Trust: Equity Portfolio, which is no longer available as a funding option.

  Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

  The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

  Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new Contract Owners

  The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new Contract Owners.

  Effective October 26, 2001, the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio were merged into the Investors Fund.

  APPENDIX C

  CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Condensed Financial Information
        Financial Statements

  Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.

Name:
Address:

  C-1

L-21254	May 1, 2003

  PART B

  Information Required in a Statement of Additional Information

  TRAVELERS MARQUIS

  STATEMENT OF ADDITIONAL INFORMATION

  dated

  May 1, 2003

  for

  THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

  ISSUED BY

  THE TRAVELERS LIFE AND ANNUITY COMPANY

  This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

  TABLE OF CONTENTS

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	9
INDEPENDENT AUDITORS	12
CONDENSED FINANCIAL INFORMATION	13
FINANCIAL STATEMENTS	F-1
  1

  THE INSURANCE COMPANY

  The Travelers Life and Annuity Company (the “Company”) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company’s Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

  The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

  State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

  The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

  The Separate Account. The Travelers Separate Account TM II for Variable Annuities (“Separate Account TM II”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account TM II are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Separate Account TM II, and the Commissioner has adopted no regulations under the Section that affect Separate Account TM II.

  PRINCIPAL UNDERWRITER

  Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Separate Account TM II and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account TM II.

  DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

  Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account TM II, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

  VALUATION OF ASSETS

  Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

  Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

  2

  Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

  Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

  The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                   (a) = investment income plus capital gains and losses (whether realized or unrealized);

                   (b) = any deduction for applicable taxes (presently zero); and

                   (c) = the value of the assets of the funding option at the beginning of the valuation period.

  The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

  Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

  Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

  PERFORMANCE INFORMATION

  From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account TM II. The Company may advertise the “standardized average annual total returns” of the Funding Options available through Separate Account TM II, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

  STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectus to which this SAI relates.

  3

  NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

  For Funding Options that were in existence before they became available under Separate Account TM II, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

  4

  Travelers Marquis Portfolio
  Standardized Performance as of 12/31/02

	Standard Death Benefit				Enhanced Death Benefit

	Inception Date	1 Year	5 Years	10 Years or Inception	1 Year	5 Years	10 Years or Inception

Credit Suisse Emerging Markets Portfolio	7/28/98	-14.33%	—	-6.72%	-14.46%	—	-6.86%
Templeton Developing Markets Securities Fund-Class 2*	7/31/98	-3.14%	—	-3.43%	-3.28%	—	-3.57%
Templeton Foreign Securities Fund - Class 2*	7/29/98	-21.20%	—	-8.51%	-21.32%	—	-8.65%
Putnam VT International Growth Fund - Class IB Shares*	5/1/01	-20.32%	—	-21.05%	-20.44%	—	-21.11%
Lazard International Stock Portfolio	7/28/98	-15.70%	—	-11.71%	-15.83%	—	-11.85%
Janus Aspen International Growth Portfolio-Service Shares	5/1/00	-28.26%	—	-28.23%	-28.36%	—	-28.34%
Franklin Small Cap Fund - Class 2*	7/29/98	-31.12%	—	-4.13%	-31.23%	—	-4.28%
Smith Barney Small Cap Growth Opportunities Portfolio	5/1/01	-28.16%	—	-21.24%	-28.26%	—	-21.36%
Delaware VIP Small Cap Value Series	7/31/98	-8.49%	—	1.17%	-8.63%	—	1.02%
Putnam VT Small Cap Value Fund - Class IB Shares*	5/1/01	-20.91%	—	-9.12%	-21.03%	—	-9.26%
Delaware VIP REIT Series	7/28/98	1.44%	—	4.81%	1.29%	—	4.65%
Janus Aspen Aggressive Growth Portfolio - Service Shares*	5/1/00	-30.57%	—	-38.97%	-30.68%	—	-39.06%
MFS Mid Cap Growth Portfolio	5/1/00	-50.88%	—	-32.40%	-50.96%	—	-32.50%
Smith Barney Mid Cap Core Portfolio	5/1/01	-21.73%	—	-17.51%	-21.85%	—	-17.63%
Alliance Premier Growth Portfolio - Class B*	5/1/01	-33.24%	—	-29.07%	-33.34%	—	-29.18%
Large Cap Portfolio (Fidelity)	7/28/98	-25.35%	—	-7.83%	-25.46%	—	-7.97%
Dreyfus VIF Appreciation Portfolio	7/31/98	-19.39%	—	-5.08%	-19.51%	—	-5.22%
Smith Barney Large Cap Growth Portfolio	7/28/98	-27.29%	—	-4.36%	-27.40%	—	-4.50%
Smith Barney Large Cap Core Portfolio	5/1/02		—	-19.98%		—	-20.07%
Alliance Growth & Income Portfolio - Class B	5/1/01	-24.83%	—	-20.09%	-24.95%	—	-20.21%
MFS Value Portfolio	7/28/98	-15.88%	—	-2.56%	-16.01%	—	-2.70%
Salomon Brothers Variable Investors Fund	7/29/98	-25.60%	—	-3.19%	-25.71%	—	-3.34%
Federated High Yield Portfolio	5/1/02		—	-3.70%		—	-3.80%
Smith Barney High Income Portfolio	7/28/98	-6.18%	—	-6.77%	-6.32%	—	-6.91%
Travelers U.S. Government Securities Portfolio	7/29/98	10.37%	—	4.57%	10.20%	—	4.42%
Travelers Managed Income Portfolio	7/28/98	-0.84%	—	0.98%	-1.00%	—	0.83%
Smith Barney Money Market Portfolio	7/29/98	-1.75%	—	0.95%	-1.89%	—	0.80%
AIM Capital Appreciation Portfolio	7/29/98	-26.41%	—	-7.71%	-26.52%	—	-7.53%
AIM V.I. Premier Equity Fund	5/1/01	-32.67%	—	-27.21%	-32.77%	—	-27.32%
Alliance Growth Portfolio	5/1/01	-35.92%	—	-32.62%	-36.02%	—	-32.72%
Dreyfus VIF Small Cap Portfolio	7/29/98	-21.75%	—	-1.71%	-21.87%	—	-1.86%
Fidelity VIP Mid Cap Portfolio - Service Class 2*	5/1/01	-12.82%	—	-6.94%	-12.96%	—	-7.08%
Franklin Mutual Shares Securities Fund - Class 2*	5/1/02		—	-16.61%		—	-16.70%
Janus Aspen Growth and Income Portfolio - Service Shares*	5/1/00	-24.34%	—	-21.17%	-24.46%	—	-21.29%
  5

  Travelers Marquis Portfolio
  Standardized Performance as of 12/31/02 (cont’d)

	Standard Death Benefit				Enhanced Death Benefit

	Inception Date	1 Year	5 Years	10 Years or Inception	1 Year	5 Years	10 Years or Inception

MFS Emerging Growth Portfolio	5/1/01	-36.58%	—	-33.38%	-36.67%	—	-33.49%
MFS Research Portfolio	7/28/98	-27.65%	—	-10.35%	-27.76%	—	-10.49%
Putnam VT Voyager II Fund - Class IB Shares*	5/1/01	-32.00%	—	-30.84%	-32.11%	—	-30.95%
Salomon Brothers Variable Capital Fund	5/1/01	-27.57%	—	-20.92%	-27.68%	—	-21.04%
Smith Barney Aggressive Growth Portfolio	5/1/00	-35.00%	—	-16.84%	-35.10%	—	-16.97%
Smith Barney Appreciation Portfolio	5/1/01	-20.18%	—	-16.41%	-20.30%	—	-16.54%
Smith Barney Fundamental Value Portfolio	5/1/01	-23.89%	—	-19.77%	-24.00%	—	-19.89%
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	5/1/01	-35.02%	—	-32.25%	-35.12%	—	-32.36%
PIMCO Total Return Portfolio	5/1/01	5.90%	—	6.08%	5.74%	—	5.92%

  The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

  *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  6

  Travelers Marquis Portfolio
  Non-Standardized Performance as of 12/31/02

						Enhanced Death Benefit

	Inception Date	1 Year	3 Years	5 Years	Since Inception	1 Year	3 Years	5 Years	Since Inception

Credit Suisse Emerging Markets Portfolio	31-Dec-97	-15.37%	-20.84%	-6.51%	-6.51%	-14.45%	-20.96%	-6.66%	-6.66%
Templeton Developing Markets Securities Fund—Class 2*	16-Feb-96	-4.17%	-17.25%	-8.35%	-12.32%	-3.27%	-17.37%	-8.49%	-12.45%
Templeton Foreign Securities Fund — Class 2*	1-May-92	-22.24%	-15.32%	-5.09%	3.52%	-21.31%	-15.45%	-5.23%	3.36%
Putnam VT International Growth Fund — Class IB Shares*	2-Jan-97	-21.36%	-18.56%	-0.58%	1.52%	-20.43%	-18.68%	-0.73%	1.36%
Lazard International Stock Portfolio	1-Aug-96	-16.74%	-19.77%	-7.73%	-4.42%	-15.82%	-19.90%	-7.87%	-4.57%
Janus Aspen International Growth Portfolio—Service Shares	2-May-94	-29.30%	-24.43%	-2.62%	4.85%	-28.35%	-24.54%	-2.77%	4.69%
Franklin Small Cap Fund — Class 2*	1-May-98	-32.16%	-22.97%	-1.05%	-7.27%	-31.22%	-23.08%	-1.05%	-7.41%
Smith Barney Small Cap Growth Opportunities Portfolio	7-Feb-97	-29.20%	-14.85%	-5.05%	-2.86%	-28.25%	-14.97%	-5.20%	-3.00%
Delaware VIP Small Cap Value Series	23-Dec-93	-9.52%	4.52%	-0.56%	6.48%	-8.61%	4.37%	-0.71%	6.32%
Putnam VT Small Cap Value Fund — Class IB Shares*	30-Apr-99	-21.95%	3.22%	-1.05%	2.99%	-21.02%	3.07%	-1.05%	2.84%
Delaware VIP REIT Series	6-May-98	0.41%	11.04%	-1.05%	3.10%	1.30%	10.87%	-1.05%	2.95%
Janus Aspen Aggressive Growth Portfolio — Service Shares*	13-Sep-93	-31.61%	-35.66%	-5.10%	4.07%	-30.67%	-35.75%	-5.25%	3.92%
MFS Mid Cap Growth Portfolio	23-Mar-98	-51.92%	-27.18%	-1.05%	-9.89%	-50.95%	-27.29%	-1.05%	-10.03%
Smith Barney Mid Cap Core Portfolio	1-Nov-99	-22.77%	-7.84%	-1.05%	-2.86%	-21.84%	-7.98%	-1.05%	-3.01%
Alliance Premier Growth Portfolio — Class B*	26-Jun-92	-34.28%	-24.50%	-4.40%	6.92%	-33.33%	-24.61%	-4.55%	6.76%
Large Cap Portfolio (Fidelity)	30-Aug-96	-26.39%	-20.89%	-3.84%	1.64%	-25.45%	-21.01%	-3.98%	1.48%
Dreyfus VIF Appreciation Portfolio	5-Apr-93	-20.43%	-11.93%	-1.28%	7.02%	-19.50%	-12.06%	-1.42%	6.86%
Smith Barney Large Cap Growth Portfolio	1-May-98	-28.33%	-17.76%	-1.05%	-3.05%	-27.38%	-17.88%	-1.05%	-3.20%
Smith Barney Large Cap Core Portfolio	14-Sep-99	-29.52%	-18.33%	-1.05%	-12.58%	-28.58%	-18.46%	-1.05%	-12.71%
Alliance Growth & Income Portfolio — Class B	1-Jun-99	-25.87%	-6.92%	-1.05%	-5.81%	-24.94%	-7.06%	-1.05%	-5.95%
MFS Value Portfolio	28-Jul-98	-16.92%	-3.67%	-1.05%	-2.54%	-16.00%	-3.82%	-1.05%	-2.69%
Salomon Brothers Variable Investors Fund	17-Feb-98	-26.64%	-8.15%	-1.05%	-2.03%	-25.70%	-8.29%	-1.05%	-2.18%
Federated High Yield Portfolio	30-Aug-96	-0.38%	-3.93%	-2.05%	1.19%	0.51%	-4.08%	-2.20%	1.04%
Smith Barney High Income Portfolio	22-Jun-94	-7.21%	-7.92%	-5.40%	0.49%	-6.31%	-8.06%	-5.54%	0.34%
Travelers U.S. Government Securities Portfolio	24-Jan-92	9.34%	8.02%	4.63%	4.80%	10.22%	7.86%	4.48%	4.64%
Travelers Managed Income Portfolio	28-Jun-94	-1.88%	2.49%	1.45%	2.88%	-0.98%	2.33%	1.30%	2.72%
Smith Barney Money Market Portfolio	20-Jun-94	-2.78%	0.60%	1.09%	1.44%	-1.88%	0.45%	0.94%	1.28%
AIM Capital Appreciation Portfolio	10-Oct-95	-27.45%	-22.18%	-5.64%	-1.94%	-26.51%	-22.29%	-5.79%	-2.09%
AIM V.I. Premier Equity Fund	5-May-93	-33.71%	-22.15%	-5.13%	4.70%	-32.76%	-22.27%	-5.28%	4.54%
Alliance Growth Portfolio	20-Jun-94	-36.96%	-24.75%	-7.19%	4.70%	-36.01%	-24.87%	-7.32%	4.55%
  7

  Travelers Marquis Portfolio
  Non-Standardized Performance as of 12/31/02 (cont’d)

						Enhanced Death Benefit

	Inception Date	1 Year	3 Years	5 Years	Since Inception	1 Year	3 Years	5 Years	Since Inception

Dreyfus VIF Small Cap Portfolio	31-Aug-90	-22.79%	-7.77%	-2.52%	20.86%	-21.86%	-7.91%	-2.66%	20.68%
Fidelity VIP Mid Cap Portfolio — Service Class*	29-Dec-98	-13.86%	2.09%	-1.05%	12.13%	-12.95%	-1.94%	-1.05%	11.96%
Franklin Mutual Shares Securities Fund — Class 2*	8-Nov-96	-15.62%	-0.78%	0.53%	3.16%	-14.69%	-0.93%	0.38%	3.00%
Janus Aspen Growth and Income Portfolio — Service Shares*	1-May-98	-25.38%	-19.29%	-1.05%	1.06%	-24.45%	-19.41%	-1.05%	0.91%
MFS Emerging Growth Portfolio	30-Aug-96	-37.62%	-32.91%	-7.36%	-2.66%	-36.66%	-33.01%	-7.50%	-2.79%
MFS Research Portfolio	23-Mar-98	-28.69%	-20.78%	-1.05%	-9.59%	-27.75%	-20.90%	-1.05%	-9.73%
Putnam VT Voyager II Fund — Class IB Shares*	28-Sep-00	-33.04%	-1.05%	-1.05%	-38.96%	-32.10%	-1.05%	-1.05%	-39.05%
Salomon Brothers Variable Capital Fund	17-Feb-98	-28.61%	-6.26%	-1.05%	2.45%	-27.67%	-6.40%	-1.05%	2.30%
Smith Barney Aggressive Growth Portfolio	1-Nov-99	-36.04%	-12.03%	-1.05%	-6.03%	-35.09%	-12.16%	-1.05%	-6.18%
Smith Barney Appreciation Portfolio	16-Oct-91	-21.22%	-10.44%	-1.78%	5.16%	-20.29%	-10.57%	-1.93%	5.01%
Smith Barney Fundamental Value Portfolio	3-Dec-93	-24.93%	-6.43%	-0.20%	6.61%	-23.99%	-6.57%	-0.35%	6.45%
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	3-Jul-95	-36.06%	-28.01%	-0.02%	5.85%	-35.11%	-28.12%	-0.17%	5.69%
PIMCO Total Return Portfolio	31-Dec-97	4.86%	6.19%	4.03%	4.03%	5.75%	6.03%	3.87%	3.87%
PIMCO Total Return Portfolio	31-Dec-97	4.86%	6.19%	4.03%	4.03%	5.75%	6.03%	3.87%	3.87%

  The inception date is the date that the underlying fund commenced operations.

  *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  8

  FEDERAL TAX CONSIDERATIONS

  The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

  Mandatory Distributions for Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

  Nonqualified Annuity Contracts

  Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

  If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

  Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

  In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

  9

  Individual Retirement Annuities

  To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

  The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

  SIMPLE Plan IRA Form

  Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

  Roth IRAs

  Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

  Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

  Qualified Pension and Profit-Sharing Plans

  Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

  Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

  10

  The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

  Section 403(b) Plans

  Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

  Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

  Federal Income Tax Withholding

  The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

          1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

  There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

        (d)   the distribution is a hardship distribution.

  A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

  2.   Other Non-Periodic Distributions (full or partial redemptions)

  To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

  11

  3.   Periodic Distributions (distributions payable over a period greater than one year)

  The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

  Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

  Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

  INDEPENDENT AUDITORS

  KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

  The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Separate Account TM II for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

  12

  CONDENSED FINANCIAL INFORMATION

  The following tables provide the Accumulation Unit Values information for the mid-range combinations of variable account charges. The Accumulation Unit Value information for the minimum variable account charge and the maximum variable account charge are contained in the Prospectus.

  1.70 M&E, .15 Adm. = 1.85% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund—Series I (5/01)	2002	0.882	0.604	1,518,451
	2001	1.000	0.882	1,062,490

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio—Class B (5/01)	2002	0.923	0.704	8,287,863
	2001	1.000	0.923	7,670,884

Premier Growth Portfolio—Class B (5/01)	2002	0.853	0.579	4,351,369
	2001	1.000	0.853	3,677,961

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/98)	2002	0.894	0.776	3,970,002
	2001	1.008	0.894	4,949,889
	2000	1.500	1.008	4,720,783
	1999	0.842	1.500	1,775,067
	1998	1.000	0.842	436,823

Delaware VIP Trust
VIP REIT Series—Standard Class (8/98)	2002	1.260	1.293	6,868,037
	2001	1.180	1.260	6,779,937
	2000	0.915	1.180	6,376,352
	1999	0.957	0.915	2,774,241
	1998	1.000	0.957	737,088

VIP Small Cap Value Series—Standard Class (11/98)	2002	1.195	1.108	6,021,239
	2001	1.089	1.195	6,081,503
	2000	0.938	1.089	4,013,761
	1999	1.005	0.938	1,995,812
	1998	1.000	1.005	945,867

Dreyfus Variable Investment Fund
Appreciation Portfolio—Initial Shares (8/98)	2002	1.025	0.838	12,274,774
	2001	1.151	1.025	13,580,072
	2000	1.180	1.151	12,695,129
	1999	1.079	1.180	7,731,002
	1998	1.000	1.079	2,235,635
  13

  CONDENSED FINANCIAL INFORMATION

  1.70 M&E, .15 Adm. = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Portfolio — Initial Shares (9/98)	2002	1.229	0.976	8,561,232
	2001	1.334	1.229	9,825,253
	2000	1.199	1.334	8,753,265
	1999	0.992	1.199	5,202,767
	1998	1.000	0.992	1,337,518

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.250	0.875	10,117,213
	2001	1.502	1.250	10,681,241
	2000	1.833	1.502	9,307,455
	1999	1.071	1.833	4,408,346
	1998	1.000	1.071	1,065,535

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	896,271

Templeton Developing Markets Securities Fund — Class 2 (11/98)	2002	0.922	0.904	4,507,614
	2001	1.022	0.922	4,978,515
	2000	1.532	1.022	4,122,143
	1999	1.018	1.532	2,458,389
	1998	1.000	1.018	495,430

Templeton Foreign Securities Fund — Class 2 (8/98)	2002	0.892	0.713	17,138,713
	2001	1.082	0.892	17,300,315
	2000	1.129	1.082	13,874,626
	1999	0.933	1.129	7,581,668
	1998	1.000	0.933	2,007,980

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.937	0.759	7,251,517
	2001	1.000	0.937	3,908,301

Fundamental Value Portfolio (5/01)	2002	0.918	0.709	21,108,224
	2001	1.000	0.918	17,418,863

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	0.398	0.281	25,550,416
	2001	0.672	0.398	28,196,365
	2000	1.000	0.672	18,095,927
  14

  CONDENSED FINANCIAL INFORMATION

  1.70 M&E, .15 Adm. = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Growth and Income Portfolio — Service Shares (5/00)	2002	0.717	0.551	7,599,052
	2001	0.846	0.717	8,832,282
	2000	1.000	0.846	8,198,518

International Growth Portfolio — Service Shares (5/00)	2002	0.590	0.430	21,263,036
	2001	0.785	0.590	27,589,796
	2000	1.000	0.785	21,255,376

OCC Accumulation Trust
Equity Portfolio (9/98)	2002	1.003	0.833	—
	2001	1.099	1.003	9,399,760
	2000	1.019	1.099	11,349,213
	1999	1.012	1.019	10,145,642
	1998	1.000	1.012	3,539,272

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.050	1.124	24,725,625
	2001	1.000	1.050	12,252,780

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.855	0.691	3,950,388
	2001	1.000	0.855	1,826,794

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.085	0.871	2,796,684
	2001	1.000	1.085	2,171,278

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.803	0.555	550,898
	2001	1.000	0.803	785,073

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	0.941	0.692	7,212,548
	2001	1.000	0.941	4,256,487

Investors Fund — Class I (10/98)	2002	1.209	0.913	19,992,017
	2001	1.285	1.209	21,035,842
	2000	1.135	1.285	10,865,957
  15

  CONDENSED FINANCIAL INFORMATION

  1.70 M&E, .15 Adm. = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Investors Fund — Class I (continued)	1999	1.036	1.135	5,734,969
	1998	1.000	1.036	1,268,600

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.805	343,455

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (11/98)	2002	1.068	0.805	3,421,028
	2001	1.044	1.068	4,681,770
	2000	0.987	1.044	4,586,723
	1999	1.035	0.987	4,125,225
	1998	1.000	1.035	1,493,135

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (9/98)	2002	0.851	0.653	—
	2001	1.094	0.851	2,327,915
	2000	1.226	1.094	3,570,681
	1999	1.034	1.226	3,341,315
	1998	1.000	1.034	711,899

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/98)	2002	1.323	1.113	5,790,543
	2001	1.405	1.323	7,079,826
	2000	1.227	1.405	7,708,198
	1999	1.101	1.227	5,718,100
	1998	1.000	1.101	1,019,641

Federated High Yield Portfolio (5/02)	2002	1.000	0.975	3,328,517

Jurika & Voyles Core Equity Portfolio (8/98)	2002	1.073	1.073	—
	2001	1.324	1.073	—
	2000	1.212	1.324	1,961,552
	1999	1.119	1.212	1,465,577
	1998	1.000	1.119	211,666

Large Cap Portfolio (8/98)	2002	0.971	0.736	30,387,292
	2001	1.197	0.971	33,190,372
	2000	1.426	1.197	29,347,577
	1999	1.123	1.426	16,376,413
	1998	1.000	1.123	2,924,400
  16

  CONDENSED FINANCIAL INFORMATION

  1.70 M&E, .15 Adm. = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Lazard International Stock Portfolio (7/98)	2002	0.694	0.593	25,859,516
	2001	0.958	0.694	28,052,337
	2000	1.102	0.958	24,405,807
	1999	0.922	1.102	16,263,702
	1998	1.000	0.922	4,798,972

MFS Emerging Growth Portfolio (5/01)	2002	0.809	0.522	300,291
	2001	1.000	0.809	238,799

MFS Mid Cap Growth Portfolio (5/00)	2002	0.732	0.368	28,227,544
	2001	0.977	0.732	24,034,467
	2000	1.000	0.977	13,193,446

MFS Research Portfolio (11/98)	2002	0.887	0.652	8,629,778
	2001	1.166	0.887	10,751,648
	2000	1.258	1.166	12,243,636
	1999	1.036	1.258	7,433,610
	1998	1.000	1.036	1,181,631

MFS Value Portfolio (11/98)	2002	1.102	0.940	13,934,798
	2001	1.112	1.102	12,607,692
	2000	1.015	1.112	7,660,932
	1999	0.985	1.015	7,231,932
	1998	1.000	0.985	1,602,093

U.S. Government Securities Portfolio (8/98)	2002	1.148	1.280	19,221,221
	2001	1.105	1.148	17,835,943
	2000	0.984	1.105	15,574,711
	1999	1.045	0.984	6,963,749
	1998	1.000	1.045	1,161,742

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	0.991	0.741	24,975,827
	2001	1.325	0.991	18,368,884
	2000	1.506	1.325	18,036,975
	1999	1.073	1.506	10,806,635
	1998	1.000	1.073	2,034,539

Alliance Growth Portfolio (5/01)	2002	0.816	0.532	1,463,560
	2001	1.000	0.816	1,291,445
  17

  CONDENSED FINANCIAL INFORMATION

  1.70 M&E, .15 Adm. = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Aggressive Growth Portfolio (5/00)	2002	0.959	0.634	30,374,545
	2001	1.018	0.959	28,655,860
	2000	1.000	1.018	10,356,572

Smith Barney High Income Portfolio (8/98)	2002	0.815	0.774	18,451,057
	2001	0.863	0.815	19,648,417
	2000	0.956	0.863	17,017,132
	1999	0.949	0.956	11,834,439
	1998	1.000	0.949	2,336,688

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.173	0.866	46,166,489
	2001	1.366	1.173	51,569,359
	2000	1.495	1.366	43,087,412
	1999	1.164	1.495	22,901,699
	1998	1.000	1.164	4,295,306

Smith Barney Mid Cap Core Portfolio (5/01)	2002	0.935	0.742	7,828,725
	2001	1.000	0.935	3,433,670

Smith Barney Money Market Portfolio (9/98)	2002	1.104	1.097	25,766,671
	2001	1.084	1.104	25,680,889
	2000	1.041	1.084	13,337,251
	1999	1.013	1.041	10,341,808
	1998	1.000	1.013	5,361,023

Travelers Managed Income Portfolio (7/98)	2002	1.096	1.099	51,117,577
	2001	1.046	1.096	59,077,787
	2000	0.987	1.046	45,515,502
	1999	0.997	0.987	28,494,450
	1998	1.000	0.997	8,972,968

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.812	0.537	1,125,440
	2001	1.000	0.812	1,158,423

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.942	0.688	2,500,836
	2001	1.000	0.942	1,584,397
  18

  CONDENSED FINANCIAL INFORMATION

  1.70 M&E, .15 Adm. = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Mid Cap Portfolio – Service Class 2 (5/01)	2002	1.025	0.905	3,484,259
	2001	1.000	1.025	1,488,974

  19

  CONDENSED FINANCIAL INFORMATION

  1.55 M&E, .15 Adm., .25 ESP = 1.95% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	1.142	0.781	21,020
	2001	1.000	1.142	15,655

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	1.144	0.872	189,682
	2001	1.000	1.144	60,676

Premier Growth Portfolio — Class B (5/01)	2002	1.183	0.802	40,675
	2001	1.000	1.183	19,140

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/98)	2002	1.208	1.048	954
	2001	1.000	1.208	2,951

Delaware VIP Trust
VIP REIT Series — Standard Class (8/98)	2002	1.100	1.128	85,591
	2001	1.000	1.100	12,355

VIP Small Cap Value Series — Standard Class (11/98)	2002	1.193	1.105	73,579
	2001	1.000	1.193	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (8/98)	2002	1.115	0.910	21,964
	2001	1.000	1.115	—

Small Cap Portfolio — Initial Shares (9/98)	2002	1.185	0.940	9,900
	2001	1.000	1.185	—

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (12/98)	2002	1.227	0.858	65,061
	2001	1.000	1.227	18,290

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	91,321

Templeton Developing Markets Securities Fund — Class 2 (11/98)	2002	1.138	1.115	22,281
	2001	1.000	1.138	36,198
  20

  CONDENSED FINANCIAL INFORMATION

  1.55 M&E, .15 Adm., .25 ESP = 1.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Templeton Foreign Securities Fund — Class 2 (8/98)	2002	1.134	0.906	104,226
	2001	1.000	1.134	7,450

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	1.136	0.919	147,859
	2001	1.000	1.136	51,956

Fundamental Value Portfolio (5/01)	2002	1.172	0.905	320,859
	2001	1.000	1.172	45,310

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)	2002	1.158	0.816	8,606
	2001	1.000	1.158	—

Growth and Income Portfolio — Service Shares (5/00)	2002	1.126	0.864	19,027
	2001	1.000	1.126	17,950

International Growth Portfolio — Service Shares (5/00)	2002	1.171	0.853	1,689
	2001	1.000	1.171	11,741

OCC Accumulation Trust
Equity Portfolio (9/98)	2002	1.066	0.884	—
	2001	1.000	1.066	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.003	1.072	502,635
	2001	1.000	1.003	77,479

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	1.137	0.918	31,162
	2001	1.000	1.137	19,860

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.221	0.978	8,247
	2001	1.000	1.221	—
  21

  CONDENSED FINANCIAL INFORMATION

  1.55 M&E, .15 Adm., .25 ESP = 1.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	1.233	0.851	7,931
	2001	1.000	1.233	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/01)	2002	1.127	0.828	59,851
	2001	1.000	1.127	—

Investors Fund — Class I (10/98)	2002	1.133	0.855	212,764
	2001	1.000	1.133	34,772

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/02)	2002	1.000	0.804	—

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (11/98)	2002	1.193	0.899	—
	2001	1.000	1.193	—

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (9/98)	2002	1.128	0.865	—
	2001	1.000	1.128	—

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/98)	2002	1.194	1.003	—
	2001	1.000	1.194	—

Federated High Yield Portfolio (5/02)	2002	1.000	0.975	30,894

Jurika & Voyles Core Equity Portfolio (8/98)	2002	1.030	1.030	—
	2001	1.000	1.030	—

Large Cap Portfolio (8/98)	2002	1.137	0.861	68,965
	2001	1.000	1.137	41,458

Lazard International Stock Portfolio (7/98)	2002	1.059	0.904	67,716
	2001	1.000	1.059	37,021

MFS Emerging Growth Portfolio (5/01)	2002	1.218	0.786	5,344
	2001	1.000	1.218	—

MFS Mid Cap Growth Portfolio (5/00)	2002	1.221	0.613	181,227
	2001	1.000	1.221	65,638
  22

  CONDENSED FINANCIAL INFORMATION

  1.55 M&E, .15 Adm., .25 ESP = 1.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Research Portfolio (11/98)	2002	1.151	0.845	10,691
	2001	1.000	1.151	8,779

MFS Value Portfolio (11/98)	2002	1.126	0.959	95,993
	2001	1.000	1.126	40,857

U.S. Government Securities Portfolio (8/98)	2002	0.998	1.112	141,490
	2001	1.000	0.998	27,323

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (8/98)	2002	1.206	0.900	2,482
	2001	1.000	1.206	4,291

Alliance Growth Portfolio (5/01)	2002	1.148	0.748	14,899
	2001	1.000	1.148	—

Smith Barney Aggressive Growth Portfolio (5/00)	2002	1.213	0.801	768,352
	2001	1.000	1.213	33,928

Smith Barney High Income Portfolio (8/98)	2002	1.037	0.984	36,175
	2001	1.000	1.037	22,439

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.181	0.871	254,763
	2001	1.000	1.181	32,597

Smith Barney Mid Cap Core Portfolio (5/01)	2002	1.232	0.978	78,770
	2001	1.000	1.232	19,454

Smith Barney Money Market Portfolio (9/98)	2002	1.000	0.993	82,752
	2001	1.000	1.000	36,958

Travelers Managed Income Portfolio (7/98)	2002	0.980	0.982	357,569
	2001	1.000	0.980	177,069

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	1.133	0.748	36,323
	2001	1.000	1.133	—
  23

  CONDENSED FINANCIAL INFORMATION

  1.55 M&E, .15 Adm., .25 ESP = 1.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	1.215	0.886	80,922
	2001	1.000	1.215	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.123	0.991	148,745
	2001	1.000	1.123	15,974

  Notes

  On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the Montgomery Fund III: Montgomery Variable Series Growth Fund, which is no longer available as a funding option.

  On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the OCC Accumulation Trust: Equity Portfolio, which is no longer available as a funding option.

  Effective January 2, 2003, Dreyfus variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

  Effective October 26, 2001, the assets and liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio were merged into Investors Fund.

  The number of units outstanding for the 2001 year end have been restated to include annuity units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

  Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners

  The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

  24

  TRAVELERS MARQUIS

  STATEMENT OF ADDITIONAL INFORMATION

  THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

  Individual Variable Annuity Contract
  issued by

  The Travelers Life and Annuity Company
  One Cityplace
  Hartford, Connecticut 06103-3415

L-21255S	May 2003

ANNUAL REPORT
DECEMBER 31, 2002

                           THE TRAVELERS SEPARATE ACCOUNT TM II
                           FOR VARIABLE ANNUITIES

[LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                                             CREDIT SUISSE
                                       AIM V.I. PREMIER        GROWTH & INCOME        PREMIER GROWTH       EMERGING MARKETS
                                    EQUITY FUND - SERIES I   PORTFOLIO - CLASS B    PORTFOLIO - CLASS B        PORTFOLIO
                                    ----------------------   -------------------    -------------------    ----------------
ASSETS:
  Investments at market value:            $ 1,617,682            $11,667,798            $ 3,837,551            $ 5,266,086

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              1,617,682             11,667,798              3,837,551              5,266,086
                                          -----------            -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                    301                  2,131                    704                    960
    Administrative fees ......                     27                    191                     63                     87
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    328                  2,322                    767                  1,047
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 1,617,354            $11,665,476            $ 3,836,784            $ 5,265,039
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements
                                      -1-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                            VIP SMALL CAP VALUE
                                        VIP REIT SERIES -    SERIES - STANDARD    APPRECIATION PORTFOLIO  SMALL CAP PORTFOLIO -
                                         STANDARD CLASS            CLASS             - INITIAL SHARES        INITIAL SHARES
                                        -----------------   -------------------   ----------------------  ----------------------
ASSETS:
  Investments at market value:            $16,230,145            $12,658,365            $18,807,539            $18,218,669

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             16,230,145             12,658,365             18,807,539             18,218,669
                                          -----------            -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                  2,900                  2,272                  3,357                  3,236
    Administrative fees ......                    265                    207                    308                    299
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  3,165                  2,479                  3,665                  3,535
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $16,226,980            $12,655,886            $18,803,874            $18,215,134
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements
                                      -2-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                  MUTUAL SHARES     TEMPLETON DEVELOPING
                                      FRANKLIN SMALL CAP        SECURITIES FUND -    MARKETS SECURITIES
                                        FUND - CLASS 2               CLASS 2           FUND - CLASS 2
                                      ------------------        -----------------   --------------------
ASSETS:
  Investments at market value:            $15,184,717            $ 1,315,016            $ 7,179,917

  Receivables:
    Dividends ................                     --                     --                     --
                                          -----------            -----------            -----------

      Total Assets ...........             15,184,717              1,315,016              7,179,917
                                          -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                  2,752                    235                  1,300
    Administrative fees ......                    251                     21                    119
                                          -----------            -----------            -----------

      Total Liabilities ......                  3,003                    256                  1,419
                                          -----------            -----------            -----------

NET ASSETS:                               $15,181,714            $ 1,314,760            $ 7,178,498
                                          ===========            ===========            ===========

                                       TEMPLETON FOREIGN
                                        SECURITIES FUND -                           FUNDAMENTAL VALUE
                                            CLASS 2         APPRECIATION PORTFOLIO       PORTFOLIO
                                       ------------------   ----------------------  -----------------
ASSETS:
  Investments at market value:            $21,859,386            $ 9,635,667            $26,057,460

  Receivables:
    Dividends ................                     --                     --                     --
                                          -----------            -----------            -----------

      Total Assets ...........             21,859,386              9,635,667             26,057,460
                                          -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                  3,893                  1,751                  4,711
    Administrative fees ......                    355                    157                    424
                                          -----------            -----------            -----------

      Total Liabilities ......                  4,248                  1,908                  5,135
                                          -----------            -----------            -----------

NET ASSETS:                               $21,855,138            $ 9,633,759            $26,052,325
                                          ===========            ===========            ===========

                        See Notes to Financial Statements
                                      -3-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                       AGGRESSIVE GROWTH     GROWTH AND INCOME     INTERNATIONAL GROWTH
                                      PORTFOLIO - SERVICE   PORTFOLIO - SERVICE    PORTFOLIO - SERVICE   TOTAL RETURN PORTFOLIO
                                             SHARES                SHARES                 SHARES         - ADMINISTRATIVE CLASS
                                      -------------------   -------------------    --------------------  ----------------------
ASSETS:
  Investments at market value:            $10,981,458            $ 6,225,143            $15,139,879            $52,955,941

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             10,981,458              6,225,143             15,139,879             52,955,941
                                          -----------            -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                  1,978                  1,132                  2,709                  9,624
    Administrative fees ......                    180                    103                    247                    869
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  2,158                  1,235                  2,956                 10,493
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $10,979,300            $ 6,223,908            $15,136,923            $52,945,448
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements
                                      -4-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                           PUTNAM VT
                                     INTERNATIONAL GROWTH    PUTNAM VT SMALL CAP     PUTNAM VT VOYAGER
                                        FUND - CLASS IB     VALUE FUND - CLASS IB    II FUND - CLASS IB
                                             SHARES                 SHARES                 SHARES
                                     --------------------   ---------------------    ------------------
ASSETS:
  Investments at market value:            $ 5,229,138            $ 3,511,384            $   399,775

  Receivables:
    Dividends ................                     --                     --                     --
                                          -----------            -----------            -----------

      Total Assets ...........              5,229,138              3,511,384                399,775
                                          -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                    934                    641                     75
    Administrative fees ......                     84                     57                      7
                                          -----------            -----------            -----------

      Total Liabilities ......                  1,018                    698                     82
                                          -----------            -----------            -----------

NET ASSETS:                               $ 5,228,120            $ 3,510,686            $   399,693
                                          ===========            ===========            ===========

                                                              INVESTORS FUND -     SMITH BARNEY LARGE
                                    CAPITAL FUND - CLASS I        CLASS I          CAP CORE PORTFOLIO
                                    ----------------------    ----------------     ------------------
ASSETS:
  Investments at market value:           $10,236,129            $34,274,158            $   792,076

  Receivables:
    Dividends ................                    --                     --                     --
                                         -----------            -----------            -----------

      Total Assets ...........            10,236,129             34,274,158                792,076
                                         -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 1,832                  6,118                    142
    Administrative fees ......                   166                    559                     12
                                         -----------            -----------            -----------

      Total Liabilities ......                 1,998                  6,677                    154
                                         -----------            -----------            -----------

NET ASSETS:                              $10,234,131            $34,267,481            $   791,922
                                         ===========            ===========            ===========

                        See Notes to Financial Statements
                                      -5-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                       STRONG MULTI CAP      DISCIPLINED MID CAP   FEDERATED HIGH YIELD
                                         VALUE FUND II         STOCK PORTFOLIO           PORTFOLIO        LARGE CAP PORTFOLIO
                                       ----------------      -------------------   --------------------   -------------------
ASSETS:
  Investments at market value:            $ 5,103,136            $11,459,079            $ 5,674,068            $39,347,543

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              5,103,136             11,459,079              5,674,068             39,347,543
                                          -----------            -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                    909                  2,042                  1,025                  7,081
    Administrative fees ......                     84                    188                     93                    648
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    993                  2,230                  1,118                  7,729
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 5,102,143            $11,456,849            $ 5,672,950            $39,339,814
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements
                                      -6-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                     LAZARD INTERNATIONAL         MFS EMERGING      MFS MID CAP GROWTH
                                        STOCK PORTFOLIO         GROWTH PORTFOLIO         PORTFOLIO
                                     --------------------       ----------------    ------------------
ASSETS:
  Investments at market value:            $31,079,702            $   357,187            $18,414,851

  Receivables:
    Dividends ................                     --                     --                     --
                                          -----------            -----------            -----------

      Total Assets ...........             31,079,702                357,187             18,414,851
                                          -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                  5,479                     65                  3,337
    Administrative fees ......                    503                      6                    303
                                          -----------            -----------            -----------

      Total Liabilities ......                  5,982                     71                  3,640
                                          -----------            -----------            -----------

NET ASSETS:                               $31,073,720            $   357,116            $18,411,211
                                          ===========            ===========            ===========

                                         MFS RESEARCH                                 U.S. GOVERNMENT
                                          PORTFOLIO          MFS VALUE PORTFOLIO   SECURITIES PORTFOLIO
                                         ------------        -------------------   --------------------
ASSETS:
  Investments at market value:            $ 9,387,980            $24,120,129            $48,708,738

  Receivables:
    Dividends ................                     --                     --                     --
                                          -----------            -----------            -----------

      Total Assets ...........              9,387,980             24,120,129             48,708,738
                                          -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                  1,682                  4,331                  8,732
    Administrative fees ......                    153                    394                    801
                                          -----------            -----------            -----------

      Total Liabilities ......                  1,835                  4,725                  9,533
                                          -----------            -----------            -----------

NET ASSETS:                               $ 9,386,145            $24,115,404            $48,699,205
                                          ===========            ===========            ===========

                        See Notes to Financial Statements
                                      -7-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                       SMITH BARNEY
                                          AIM CAPITAL          ALLIANCE GROWTH      AGGRESSIVE GROWTH     SMITH BARNEY HIGH
                                     APPRECIATION PORTFOLIO       PORTFOLIO              PORTFOLIO         INCOME PORTFOLIO
                                     ----------------------    ---------------      -----------------     -----------------
ASSETS:
  Investments at market value:            $31,091,624            $ 1,513,804            $32,736,679            $27,896,952

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             31,091,624              1,513,804             32,736,679             27,896,952
                                          -----------            -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                  5,589                    272                  5,959                  4,984
    Administrative fees ......                    511                     25                    538                    458
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  6,100                    297                  6,497                  5,442
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $31,085,524            $ 1,513,507            $32,730,182            $27,891,510
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements
                                      -8-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                       SMITH BARNEY LARGE
                                      CAPITALIZATION GROWTH     SMITH BARNEY MID      SMITH BARNEY MONEY
                                            PORTFOLIO          CAP CORE PORTFOLIO      MARKET PORTFOLIO
                                      ---------------------    ------------------     ------------------
ASSETS:
  Investments at market value:            $ 74,934,246            $ 10,410,541            $ 57,551,671

  Receivables:
    Dividends ................                      --                      --                  18,149
                                          ------------            ------------            ------------

      Total Assets ...........              74,934,246              10,410,541              57,569,820
                                          ------------            ------------            ------------

LIABILITIES:
  Payables:
    Insurance charges ........                  13,524                   1,891                  10,152

    Administrative fees ......                   1,237                     170                     928
                                          ------------            ------------            ------------

      Total Liabilities ......                  14,761                   2,061                  11,080
                                          ------------            ------------            ------------

NET ASSETS:                               $ 74,919,485            $ 10,408,480            $ 57,558,740
                                          ============            ============            ============

                                                                                       SMITH BARNEY SMALL
                                                                 EMERGING GROWTH          CAP GROWTH
                                        TRAVELERS MANAGED      PORTFOLIO - CLASS II      OPPORTUNITIES
                                         INCOME PORTFOLIO             SHARES               PORTFOLIO
                                        -----------------      --------------------    ------------------
ASSETS:
  Investments at market value:            $111,486,169            $  1,042,767            $  2,960,571

  Receivables:
    Dividends ................                      --                      --                      --
                                          ------------            ------------            ------------

      Total Assets ...........             111,486,169               1,042,767               2,960,571
                                          ------------            ------------            ------------

LIABILITIES:
  Payables:
    Insurance charges ........                  20,057                     194                     542
    Administrative fees ......                   1,837                      17                      48
                                          ------------            ------------            ------------

      Total Liabilities ......                  21,894                     211                     590
                                          ------------            ------------            ------------

NET ASSETS:                               $111,464,275            $  1,042,556            $  2,959,981
                                          ============            ============            ============

                        See Notes to Financial Statements
                                      -9-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                       MID CAP PORTFOLIO -
                                         SERVICE CLASS 2            COMBINED
                                       -------------------        ------------
ASSETS:
  Investments at market value:            $  5,613,559            $860,172,075

  Receivables:
    Dividends ................                      --                  18,149
                                          ------------            ------------

      Total Assets ...........               5,613,559             860,190,224
                                          ------------            ------------

LIABILITIES:
  Payables:
    Insurance charges ........                   1,017                 154,552
    Administrative fees ......                      92                  14,092
                                          ------------            ------------

      Total Liabilities ......                   1,109                 168,644
                                          ------------            ------------

NET ASSETS:                               $  5,612,450            $860,021,580
                                          ============            ============

                        See Notes to Financial Statements
                                      -10-

                       This page intentionally left blank

                        See Notes to Financial Statements
                                      -11-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                      CREDIT SUISSE
                                                    AIM V.I. PREMIER        GROWTH & INCOME      PREMIER GROWTH     EMERGING MARKETS
                                                 EQUITY FUND - SERIES I   PORTFOLIO - CLASS B  PORTFOLIO - CLASS B      PORTFOLIO
                                                 ----------------------   -------------------  -------------------  ----------------
INVESTMENT INCOME:
  Dividends ...................................        $     6,688           $    67,415           $        --         $    11,013
                                                       -----------           -----------           -----------         -----------

EXPENSES:
  Insurance charges ...........................             29,707               199,706                80,229             106,603
  Administrative fees .........................              2,651                17,947                 7,128               9,729
                                                       -----------           -----------           -----------         -----------

    Total expenses ............................             32,358               217,653                87,357             116,332
                                                       -----------           -----------           -----------         -----------

      Net investment income (loss) ............            (25,670)             (150,238)              (87,357)           (105,319)
                                                       -----------           -----------           -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --               414,404                    --                  --
    Realized gain (loss) on sale of investments           (117,618)             (636,684)             (489,905)            182,791
                                                       -----------           -----------           -----------         -----------

      Realized gain (loss) ....................           (117,618)             (222,280)             (489,905)            182,791
                                                       -----------           -----------           -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................           (561,400)           (3,070,901)           (1,373,355)           (763,011)
                                                       -----------           -----------           -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $  (704,688)          $(3,443,419)          $(1,950,617)        $  (685,539)
                                                       ===========           ===========           ===========         ===========

                        See Notes to Financial Statements
                                      -12-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                            VIP SMALL CAP VALUE
                                                      VIP REIT SERIES -      SERIES - STANDARD   APPRECIATION PORTFOLIO
                                                       STANDARD CLASS              CLASS           - INITIAL SHARES
                                                      -----------------     -------------------  ----------------------
INVESTMENT INCOME:
  Dividends ...................................          $   410,429           $    72,371           $   232,584
                                                         -----------           -----------           -----------

EXPENSES:
  Insurance charges ...........................              274,630               228,589               355,167
  Administrative fees .........................               25,027                20,854                32,558
                                                         -----------           -----------           -----------

    Total expenses ............................              299,657               249,443               387,725
                                                         -----------           -----------           -----------

      Net investment income (loss) ............              110,772              (177,072)             (155,141)
                                                         -----------           -----------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              255,062               165,619                    --
    Realized gain (loss) on sale of investments            1,040,004               861,171              (790,544)
                                                         -----------           -----------           -----------

      Realized gain (loss) ....................            1,295,066             1,026,790              (790,544)
                                                         -----------           -----------           -----------

    Change in unrealized gain (loss)
      on investments ..........................           (1,111,747)           (2,092,483)           (3,454,167)
                                                         -----------           -----------           -----------

  Net increase (decrease) in net assets
    resulting from operations .................          $   294,091           $(1,242,765)          $(4,399,852)
                                                         ===========           ===========           ===========

                                                                                                   MUTUAL SHARES
                                                   SMALL CAP PORTFOLIO -   FRANKLIN SMALL CAP    SECURITIES FUND -
                                                      INITIAL SHARES         FUND - CLASS 2           CLASS 2
                                                   ---------------------   ------------------    -----------------
INVESTMENT INCOME:
  Dividends ...................................         $    10,160           $    46,319           $     3,892
                                                        -----------           -----------           -----------

EXPENSES:
  Insurance charges ...........................             363,903               306,637                 8,337
  Administrative fees .........................              33,608                27,976                   745
                                                        -----------           -----------           -----------

    Total expenses ............................             397,511               334,613                 9,082
                                                        -----------           -----------           -----------

      Net investment income (loss) ............            (387,351)             (288,294)               (5,190)
                                                        -----------           -----------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                    --                 9,651
    Realized gain (loss) on sale of investments          (2,590,880)           (1,689,584)              (32,461)
                                                        -----------           -----------           -----------

      Realized gain (loss) ....................          (2,590,880)           (1,689,584)              (22,810)
                                                        -----------           -----------           -----------

    Change in unrealized gain (loss)
      on investments ..........................          (2,112,959)           (4,984,755)              (49,288)
                                                        -----------           -----------           -----------

  Net increase (decrease) in net assets
    resulting from operations .................         $(5,091,190)          $(6,962,633)          $   (77,288)
                                                        ===========           ===========           ===========

                        See Notes to Financial Statements
                                      -13-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                 TEMPLETON DEVELOPING   TEMPLETON FOREIGN
                                                  MARKETS SECURITIES    SECURITIES FUND -                          FUNDAMENTAL VALUE
                                                    FUND - CLASS 2           CLASS 2       APPRECIATION PORTFOLIO      PORTFOLIO
                                                 --------------------   -----------------  ---------------------   -----------------
INVESTMENT INCOME:
  Dividends ...................................      $   123,471           $   400,821           $   139,364           $   308,836
                                                     -----------           -----------           -----------           -----------

EXPENSES:
  Insurance charges ...........................          141,095               446,879               129,397               456,521
  Administrative fees .........................           12,885                40,990                11,588                41,092
                                                     -----------           -----------           -----------           -----------

    Total expenses ............................          153,980               487,869               140,985               497,613
                                                     -----------           -----------           -----------           -----------

      Net investment income (loss) ............          (30,509)              (87,048)               (1,621)             (188,777)
                                                     -----------           -----------           -----------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                    --                    --               489,731
    Realized gain (loss) on sale of investments          842,655              (991,726)             (163,210)           (1,088,327)
                                                     -----------           -----------           -----------           -----------

      Realized gain (loss) ....................          842,655              (991,726)             (163,210)             (598,596)
                                                     -----------           -----------           -----------           -----------

    Change in unrealized gain (loss)
      on investments ..........................         (645,299)           (3,217,244)           (1,462,818)           (6,718,831)
                                                     -----------           -----------           -----------           -----------

  Net increase (decrease) in net assets
    resulting from operations .................      $   166,847           $(4,296,018)          $(1,627,649)          $(7,506,204)
                                                     ===========           ===========           ===========           ===========

                        See Notes to Financial Statements
                                      -14-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      AGGRESSIVE GROWTH     GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                     PORTFOLIO - SERVICE   PORTFOLIO - SERVICE   PORTFOLIO - SERVICE
                                                            SHARES                SHARES                SHARES
                                                     -------------------   -------------------  --------------------
INVESTMENT INCOME:
  Dividends ...................................          $        --           $    43,085           $   123,942
                                                         -----------           -----------           -----------

EXPENSES:
  Insurance charges ...........................              224,989               135,187               339,645
  Administrative fees .........................               20,482                12,208                31,046
                                                         -----------           -----------           -----------

    Total expenses ............................              245,471               147,395               370,691
                                                         -----------           -----------           -----------

      Net investment income (loss) ............             (245,471)             (104,310)             (246,749)
                                                         -----------           -----------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                    --                    --
    Realized gain (loss) on sale of investments           (4,239,527)             (966,552)           (3,839,250)
                                                         -----------           -----------           -----------

      Realized gain (loss) ....................           (4,239,527)             (966,552)           (3,839,250)
                                                         -----------           -----------           -----------

    Change in unrealized gain (loss)
      on investments ..........................             (665,335)           (1,069,932)           (2,120,427)
                                                         -----------           -----------           -----------

  Net increase (decrease) in net assets
    resulting from operations .................          $(5,150,333)          $(2,140,794)          $(6,206,426)
                                                         ===========           ===========           ===========

                                                                                                      PUTNAM VT
                                                                                                 INTERNATIONAL GROWTH
                                                                         TOTAL RETURN PORTFOLIO     FUND - CLASS IB
                                                       EQUITY PORTFOLIO  - ADMINISTRATIVE CLASS        SHARES
                                                       ----------------  ----------------------  --------------------
INVESTMENT INCOME:
  Dividends ...................................          $   109,948           $ 1,570,705          $    19,998
                                                         -----------           -----------          -----------

EXPENSES:
  Insurance charges ...........................              119,962               645,066               69,522
  Administrative fees .........................               10,927                58,008                6,317
                                                         -----------           -----------          -----------

    Total expenses ............................              130,889               703,074               75,839
                                                         -----------           -----------          -----------

      Net investment income (loss) ............              (20,941)              867,631              (55,841)
                                                         -----------           -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               98,131               645,625                   --
    Realized gain (loss) on sale of investments           (3,325,850)               34,827             (332,887)
                                                         -----------           -----------          -----------

      Realized gain (loss) ....................           (3,227,719)              680,452             (332,887)
                                                         -----------           -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................              916,042             1,277,521             (102,353)
                                                         -----------           -----------          -----------

  Net increase (decrease) in net assets
    resulting from operations .................          $(2,332,618)          $ 2,825,604          $  (491,081)
                                                         ===========           ===========          ===========

                        See Notes to Financial Statements
                                      -15-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                  PUTNAM VT SMALL CAP   PUTNAM VT VOYAGER
                                                 VALUE FUND - CLASS IB  II FUND - CLASS IB                          INVESTORS FUND -
                                                         SHARES               SHARES        CAPITAL FUND - CLASS I      CLASS I
                                                 --------------------   ------------------  ----------------------  ----------------
INVESTMENT INCOME:
  Dividends ...................................       $      7,058         $         --          $     50,558        $    456,666
                                                      ------------         ------------          ------------        ------------

EXPENSES:
  Insurance charges ...........................             65,764                8,323               170,661             668,366
  Administrative fees .........................              5,896                  738                15,503              61,145
                                                      ------------         ------------          ------------        ------------

    Total expenses ............................             71,660                9,061               186,164             729,511
                                                      ------------         ------------          ------------        ------------

      Net investment income (loss) ............            (64,602)              (9,061)             (135,606)           (272,845)
                                                      ------------         ------------          ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             34,534                   --                    --                  --
    Realized gain (loss) on sale of investments            (88,424)             (94,904)             (436,745)         (1,319,730)
                                                      ------------         ------------          ------------        ------------

      Realized gain (loss) ....................            (53,890)             (94,904)             (436,745)         (1,319,730)
                                                      ------------         ------------          ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................           (901,581)             (94,723)           (2,931,243)        (10,193,744)
                                                      ------------         ------------          ------------        ------------

  Net increase (decrease) in net assets
    resulting from operations .................       $ (1,020,073)        $   (198,688)         $ (3,503,594)       $(11,786,319)
                                                      ============         ============          ============        ============

                        See Notes to Financial Statements
                                      -16-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                     SMITH BARNEY LARGE       STRONG MULTI CAP     MONTGOMERY VARIABLE
                                                     CAP CORE PORTFOLIO         VALUE FUND II      SERIES: GROWTH FUND
                                                     ------------------       ----------------     -------------------
INVESTMENT INCOME:
  Dividends ...................................          $      4,491           $     27,284           $         --
                                                         ------------           ------------           ------------

EXPENSES:
  Insurance charges ...........................                 5,777                108,209                 28,710
  Administrative fees .........................                   522                  9,940                  2,651
                                                         ------------           ------------           ------------

    Total expenses ............................                 6,299                118,149                 31,361
                                                         ------------           ------------           ------------

      Net investment income (loss) ............                (1,808)               (90,865)               (31,361)
                                                         ------------           ------------           ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                332,755                     --
    Realized gain (loss) on sale of investments                (8,924)               (81,502)            (2,621,087)
                                                         ------------           ------------           ------------

      Realized gain (loss) ....................                (8,924)               251,253             (2,621,087)
                                                         ------------           ------------           ------------

    Change in unrealized gain (loss)
      on investments ..........................               (67,109)            (1,988,044)             1,869,160
                                                         ------------           ------------           ------------

  Net increase (decrease) in net assets
    resulting from operations .................          $    (77,841)          $ (1,827,656)          $   (783,288)
                                                         ============           ============           ============

                                                     DISCIPLINED MID CAP   FEDERATED HIGH YIELD
                                                       STOCK PORTFOLIO           PORTFOLIO         LARGE CAP PORTFOLIO
                                                     -------------------   --------------------    -------------------
INVESTMENT INCOME:
  Dividends ...................................          $     70,598           $    688,762           $    222,207
                                                         ------------           ------------           ------------

EXPENSES:
  Insurance charges ...........................               231,998                 27,714                798,013
  Administrative fees .........................                21,316                  2,541                 73,035
                                                         ------------           ------------           ------------

    Total expenses ............................               253,314                 30,255                871,048
                                                         ------------           ------------           ------------

      Net investment income (loss) ............              (182,716)               658,507               (648,841)
                                                         ------------           ------------           ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                13,738                     --                     --
    Realized gain (loss) on sale of investments               (19,256)               (91,403)            (4,546,221)
                                                         ------------           ------------           ------------

      Realized gain (loss) ....................                (5,518)               (91,403)            (4,546,221)
                                                         ------------           ------------           ------------

    Change in unrealized gain (loss)
      on investments ..........................            (2,150,535)              (398,484)            (8,521,345)
                                                         ------------           ------------           ------------

  Net increase (decrease) in net assets
    resulting from operations .................          $ (2,338,769)          $    168,620           $(13,716,407)
                                                         ============           ============           ============

                        See Notes to Financial Statements
                                      -17-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                  LAZARD INTERNATIONAL     MFS EMERGING       MFS MID CAP GROWTH     MFS RESEARCH
                                                    STOCK PORTFOLIO      GROWTH PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                  --------------------   ----------------     ------------------     ------------
INVESTMENT INCOME:
  Dividends ...................................        $    731,021        $         --           $         --       $     66,028
                                                       ------------        ------------           ------------       ------------

EXPENSES:
  Insurance charges ...........................             581,143               6,798                366,182            200,408
  Administrative fees .........................              53,364                 611                 33,249             18,294
                                                       ------------        ------------           ------------       ------------

    Total expenses ............................             634,507               7,409                399,431            218,702
                                                       ------------        ------------           ------------       ------------

      Net investment income (loss) ............              96,514              (7,409)              (399,431)          (152,674)
                                                       ------------        ------------           ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                     --                 --
    Realized gain (loss) on sale of investments          (2,090,189)            (45,155)            (2,886,095)        (1,706,613)
                                                       ------------        ------------           ------------       ------------

      Realized gain (loss) ....................          (2,090,189)            (45,155)            (2,886,095)        (1,706,613)
                                                       ------------        ------------           ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................          (3,125,997)           (131,683)           (12,914,999)        (2,025,311)
                                                       ------------        ------------           ------------       ------------

  Net increase (decrease) in net assets
    resulting from operations .................        $ (5,119,672)       $   (184,247)          $(16,200,525)      $ (3,884,598)
                                                       ============        ============           ============       ============

                        See Notes to Financial Statements
                                      -18-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                              U.S. GOVERNMENT         AIM CAPITAL
                                                     MFS VALUE PORTFOLIO   SECURITIES PORTFOLIO  APPRECIATION PORTFOLIO
                                                     -------------------   --------------------  ----------------------
INVESTMENT INCOME:
  Dividends ...................................          $    548,206           $  3,115,168          $         --
                                                         ------------           ------------          ------------

EXPENSES:
  Insurance charges ...........................               409,386                691,242               505,125
  Administrative fees .........................                37,373                 63,322                46,200
                                                         ------------           ------------          ------------

    Total expenses ............................               446,759                754,564               551,325
                                                         ------------           ------------          ------------

      Net investment income (loss) ............               101,447              2,360,604              (551,325)
                                                         ------------           ------------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             1,014,820                318,976                    --
    Realized gain (loss) on sale of investments              (419,715)               938,245            (4,589,352)
                                                         ------------           ------------          ------------

      Realized gain (loss) ....................               595,105              1,257,221            (4,589,352)
                                                         ------------           ------------          ------------

    Change in unrealized gain (loss)
      on investments ..........................            (4,616,895)             1,023,898            (3,015,414)
                                                         ------------           ------------          ------------

  Net increase (decrease) in net assets
    resulting from operations .................          $ (3,920,343)          $  4,641,723          $ (8,156,091)
                                                         ============           ============          ============

                                                                               SMITH BARNEY
                                                       ALLIANCE GROWTH       AGGRESSIVE GROWTH      SMITH BARNEY HIGH
                                                          PORTFOLIO              PORTFOLIO          INCOME PORTFOLIO
                                                       ---------------       -----------------      -----------------
INVESTMENT INCOME:
  Dividends ...................................          $     10,447           $         --           $  7,011,259
                                                         ------------           ------------           ------------

EXPENSES:
  Insurance charges ...........................                27,481                640,404                486,100
  Administrative fees .........................                 2,488                 57,800                 44,779
                                                         ------------           ------------           ------------

    Total expenses ............................                29,969                698,204                530,879
                                                         ------------           ------------           ------------

      Net investment income (loss) ............               (19,522)              (698,204)             6,480,380
                                                         ------------           ------------           ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                     --                     --
    Realized gain (loss) on sale of investments              (231,151)            (4,041,779)            (3,277,488)
                                                         ------------           ------------           ------------

      Realized gain (loss) ....................              (231,151)            (4,041,779)            (3,277,488)
                                                         ------------           ------------           ------------

    Change in unrealized gain (loss)
      on investments ..........................              (496,785)           (12,965,400)            (4,909,191)
                                                         ------------           ------------           ------------

  Net increase (decrease) in net assets
    resulting from operations .................          $   (747,458)          $(17,705,383)          $ (1,706,299)
                                                         ============           ============           ============

                        See Notes to Financial Statements
                                      -19-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   SMITH BARNEY LARGE
                                                 CAPITALIZATION GROWTH   SMITH BARNEY MID    SMITH BARNEY MONEY   TRAVELERS MANAGED
                                                        PORTFOLIO       CAP CORE PORTFOLIO    MARKET PORTFOLIO    INCOME PORTFOLIO
                                                 ---------------------  ------------------   ------------------   -----------------
INVESTMENT INCOME:
  Dividends ...................................        $    311,651        $     10,079         $    883,360         $ 12,181,396
                                                       ------------        ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................           1,492,298             147,516            1,123,891            1,928,722
  Administrative fees .........................             136,632              13,254              103,886              176,818
                                                       ------------        ------------         ------------         ------------

    Total expenses ............................           1,628,930             160,770            1,227,777            2,105,540
                                                       ------------        ------------         ------------         ------------

      Net investment income (loss) ............          (1,317,279)           (150,691)            (344,417)          10,075,856
                                                       ------------        ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                   --              861,868
    Realized gain (loss) on sale of investments          (4,445,157)           (139,131)                  --              107,935
                                                       ------------        ------------         ------------         ------------

      Realized gain (loss) ....................          (4,445,157)           (139,131)                  --              969,803
                                                       ------------        ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................         (22,816,750)         (1,912,249)                  --          (11,037,730)
                                                       ------------        ------------         ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations .................        $(28,579,186)       $ (2,202,071)        $   (344,417)        $      7,929
                                                       ============        ============         ============         ============

                        See Notes to Financial Statements
                                      -20-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                        SMITH BARNEY SMALL
                                                   EMERGING GROWTH          CAP GROWTH
                                                 PORTFOLIO - CLASS II      OPPORTUNITIES     MID CAP PORTFOLIO -
                                                        SHARES               PORTFOLIO         SERVICE CLASS 2        COMBINED
                                                 --------------------   ------------------   -------------------    -------------
INVESTMENT INCOME:
  Dividends ...................................      $         748         $          --        $      18,468       $  30,116,496
                                                     -------------         -------------        -------------       -------------

EXPENSES:
  Insurance charges ...........................             23,404                47,765               63,775          15,516,946
  Administrative fees .........................              2,090                 4,305                5,715           1,417,233
                                                     -------------         -------------        -------------       -------------

    Total expenses ............................             25,494                52,070               69,490          16,934,179
                                                     -------------         -------------        -------------       -------------

      Net investment income (loss) ............            (24,746)              (52,070)             (51,022)         13,182,317
                                                     -------------         -------------        -------------       -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                    --                   --           4,654,914
    Realized gain (loss) on sale of investments           (174,889)              (85,117)             (50,490)        (50,777,894)
                                                     -------------         -------------        -------------       -------------

      Realized gain (loss) ....................           (174,889)              (85,117)             (50,490)        (46,122,980)
                                                     -------------         -------------        -------------       -------------

    Change in unrealized gain (loss)
      on investments ..........................           (393,043)             (811,543)            (402,960)       (139,312,442)
                                                     -------------         -------------        -------------       -------------

  Net increase (decrease) in net assets
    resulting from operations .................      $    (592,678)        $    (948,730)       $    (504,472)      $(172,253,105)
                                                     =============         =============        =============       =============

                        See Notes to Financial Statements
                                      -21-

                       This page intentionally left blank

                                      -22-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     AIM V.I. PREMIER EQUITY FUND -             GROWTH & INCOME PORTFOLIO -
                                                                SERIES I                                 CLASS B
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (25,670)        $     (5,106)        $   (150,238)        $    (64,252)
  Realized gain (loss) ....................            (117,618)              24,332             (222,280)              39,790
  Change in unrealized gain (loss)
    on investments ........................            (561,400)               1,478           (3,070,901)            (226,970)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (704,688)              20,704           (3,443,419)            (251,432)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             956,610            1,254,674            5,667,649            8,601,663
  Participant transfers from other
    funding options .......................             451,172              198,064            1,977,046            3,697,443
  Administrative charges ..................                (415)                 (38)              (2,085)                (528)
  Contract surrenders .....................            (186,886)             (32,335)            (789,519)            (155,240)
  Participant transfers to other
    funding options .......................            (285,745)             (53,763)          (2,515,159)          (1,017,043)
  Other payments to participants ..........                  --                   --              (88,444)             (15,456)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             934,736            1,366,602            4,249,488           11,110,839
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets             230,048            1,387,306              806,069           10,859,407

NET ASSETS:
    Beginning of year .....................           1,387,306                   --           10,859,407                   --
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $  1,617,354         $  1,387,306         $ 11,665,476         $ 10,859,407
                                                   ============         ============         ============         ============

                                                      PREMIER GROWTH PORTFOLIO -
                                                               CLASS B
                                                   ---------------------------------
                                                       2002                 2001
                                                   ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (87,357)        $    (33,710)
  Realized gain (loss) ....................            (489,905)              44,527
  Change in unrealized gain (loss)
    on investments ........................          (1,373,355)            (181,316)
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (1,950,617)            (170,499)
                                                   ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           2,050,273            3,756,886
  Participant transfers from other
    funding options .......................             878,244            1,993,137
  Administrative charges ..................              (1,033)                (230)
  Contract surrenders .....................            (883,363)             (56,245)
  Participant transfers to other
    funding options .......................          (1,410,718)            (296,325)
  Other payments to participants ..........             (77,225)               4,499
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             556,178            5,401,722
                                                   ------------         ------------

      Net increase (decrease) in net assets          (1,394,439)           5,231,223

NET ASSETS:
    Beginning of year .....................           5,231,223                   --
                                                   ------------         ------------
    End of year ...........................        $  3,836,784         $  5,231,223
                                                   ============         ============

                        See Notes to Financial Statements
                                      -23-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     CREDIT SUISSE EMERGING MARKETS
                                                               PORTFOLIO                     VIP REIT SERIES - STANDARD CLASS
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $   (105,319)        $   (138,141)        $    110,772         $     (3,448)
  Realized gain (loss) ....................             182,791           (2,760,854)           1,295,066              475,490
  Change in unrealized gain (loss)
    on investments ........................            (763,011)           2,129,035           (1,111,747)             436,996
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (685,539)            (769,960)             294,091              909,038
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             645,663            2,831,159            5,170,584            6,402,527
  Participant transfers from other
    funding options .......................          12,703,381           14,233,584            9,579,679            1,976,986
  Administrative charges ..................              (1,870)              (1,470)              (4,605)              (2,227)
  Contract surrenders .....................            (610,271)            (524,775)          (2,286,479)            (935,726)
  Participant transfers to other
    funding options .......................         (13,841,848)         (16,202,531)         (10,764,030)          (6,109,025)
  Other payments to participants ..........             (89,361)             (49,830)            (292,340)             (65,942)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          (1,194,306)             286,137            1,402,809            1,266,593
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets          (1,879,845)            (483,823)           1,696,900            2,175,631

NET ASSETS:
    Beginning of year .....................           7,144,884            7,628,707           14,530,080           12,354,449
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $  5,265,039         $  7,144,884         $ 16,226,980         $ 14,530,080
                                                   ============         ============         ============         ============

                                                     VIP SMALL CAP VALUE SERIES -
                                                            STANDARD CLASS
                                                   ---------------------------------
                                                       2002                 2001
                                                   ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $   (177,072)        $    (86,071)
  Realized gain (loss) ....................           1,026,790              165,473
  Change in unrealized gain (loss)
    on investments ........................          (2,092,483)             984,270
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (1,242,765)           1,063,672
                                                   ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           3,608,870            3,662,084
  Participant transfers from other
    funding options .......................           8,298,060            2,945,013
  Administrative charges ..................              (3,040)              (1,540)
  Contract surrenders .....................          (1,089,003)            (796,142)
  Participant transfers to other
    funding options .......................          (8,929,462)          (2,387,631)
  Other payments to participants ..........            (561,148)             (53,266)
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           1,324,277            3,368,518
                                                   ------------         ------------

      Net increase (decrease) in net assets              81,512            4,432,190

NET ASSETS:
    Beginning of year .....................          12,574,374            8,142,184
                                                   ------------         ------------
    End of year ...........................        $ 12,655,886         $ 12,574,374
                                                   ============         ============

                        See Notes to Financial Statements
                                      -24-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    APPRECIATION PORTFOLIO - INITIAL           SMALL CAP PORTFOLIO - INITIAL
                                                                SHARES                                    SHARES
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $   (155,141)        $   (253,897)        $   (387,351)        $   (313,014)
  Realized gain (loss) ....................            (790,544)            (210,746)          (2,590,880)             132,531
  Change in unrealized gain (loss)
    on investments ........................          (3,454,167)          (2,730,677)          (2,112,959)          (1,789,780)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (4,399,852)          (3,195,320)          (5,091,190)          (1,970,263)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           1,965,041            4,876,165            2,272,510            6,426,234
  Participant transfers from other
    funding options .......................           1,771,595            1,489,326            2,158,842            3,583,655
  Administrative charges ..................              (5,891)              (4,891)              (5,761)              (4,138)
  Contract surrenders .....................          (2,134,458)          (1,940,518)          (2,025,831)          (1,377,623)
  Participant transfers to other
    funding options .......................          (3,375,448)          (3,614,725)          (4,388,071)          (4,449,514)
  Other payments to participants ..........            (412,960)            (165,157)            (262,826)            (155,100)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          (2,192,121)             640,200           (2,251,137)           4,023,514
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets          (6,591,973)          (2,555,120)          (7,342,327)           2,053,251

NET ASSETS:
    Beginning of year .....................          25,395,847           27,950,967           25,557,461           23,504,210
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $ 18,803,874         $ 25,395,847         $ 18,215,134         $ 25,557,461
                                                   ============         ============         ============         ============

                                                                                             MUTUAL SHARES SECURITIES FUND -
                                                   FRANKLIN SMALL CAP FUND - CLASS 2                    CLASS 2
                                                   ---------------------------------         -----------------------------
                                                       2002                 2001                 2002               2001
                                                   ------------         ------------         ------------         -------
OPERATIONS:
  Net investment income (loss) ............        $   (288,294)        $   (318,721)        $     (5,190)        $    --
  Realized gain (loss) ....................          (1,689,584)            (619,010)             (22,810)             --
  Change in unrealized gain (loss)
    on investments ........................          (4,984,755)          (3,298,389)             (49,288)             --
                                                   ------------         ------------         ------------         -------

    Net increase (decrease) in net assets
      resulting from operations ...........          (6,962,633)          (4,236,120)             (77,288)             --
                                                   ------------         ------------         ------------         -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           2,347,792            5,347,316            1,185,839              --
  Participant transfers from other
    funding options .......................           2,597,078            4,055,538              587,372              --
  Administrative charges ..................              (5,109)              (4,060)                 (85)             --
  Contract surrenders .....................          (1,858,163)          (1,941,645)             (69,473)             --
  Participant transfers to other
    funding options .......................          (4,334,507)          (3,976,912)            (137,616)             --
  Other payments to participants ..........            (302,275)             (94,164)            (173,989)             --
                                                   ------------         ------------         ------------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          (1,555,184)           3,386,073            1,392,048              --
                                                   ------------         ------------         ------------         -------

      Net increase (decrease) in net assets          (8,517,817)            (850,047)           1,314,760              --

NET ASSETS:
    Beginning of year .....................          23,699,531           24,549,578                   --              --
                                                   ------------         ------------         ------------         -------
    End of year ...........................        $ 15,181,714         $ 23,699,531         $  1,314,760         $    --
                                                   ============         ============         ============         =======

                        See Notes to Financial Statements
                                      -25-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       TEMPLETON DEVELOPING MARKETS               TEMPLETON FOREIGN SECURITIES
                                                         SECURITIES FUND - CLASS 2                        FUND - CLASS 2
                                                   -----------------------------------         -----------------------------------
                                                        2002                  2001                  2002                  2001
                                                   -------------         -------------         -------------         -------------
OPERATIONS:
  Net investment income (loss) ............        $     (30,509)        $     (90,976)        $     (87,048)        $     226,276
  Realized gain (loss) ....................              842,655              (234,383)             (991,726)           (3,222,252)
  Change in unrealized gain (loss)
    on investments ........................             (645,299)              284,250            (3,217,244)             (457,349)
                                                   -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations ...........              166,847               (41,109)           (4,296,018)           (3,453,325)
                                                   -------------         -------------         -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            1,467,221             3,713,940             4,078,884             9,418,584
  Participant transfers from other
    funding options .......................           41,986,586           140,533,468           183,162,354           511,163,288
  Administrative charges ..................               (2,256)               (1,239)               (5,935)               (4,261)
  Contract surrenders .....................           (1,103,934)             (601,836)          (17,364,000)           (1,857,500)
  Participant transfers to other
    funding options .......................          (43,321,520)         (142,661,239)         (171,172,370)         (515,230,788)
  Other payments to participants ..........             (199,726)              (40,863)             (323,461)             (132,267)
                                                   -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           (1,173,629)              942,231            (1,624,528)            3,357,056
                                                   -------------         -------------         -------------         -------------

      Net increase (decrease) in net assets           (1,006,782)              901,122            (5,920,546)              (96,269)

NET ASSETS:
    Beginning of year .....................            8,185,280             7,284,158            27,775,684            27,871,953
                                                   -------------         -------------         -------------         -------------
    End of year ...........................        $   7,178,498         $   8,185,280         $  21,855,138         $  27,775,684
                                                   =============         =============         =============         =============

                                                          APPRECIATION PORTFOLIO
                                                   -----------------------------------
                                                        2002                  2001
                                                   -------------         -------------
OPERATIONS:
  Net investment income (loss) ............        $      (1,621)        $     (12,352)
  Realized gain (loss) ....................             (163,210)              (17,134)
  Change in unrealized gain (loss)
    on investments ........................           (1,462,818)              (65,896)
                                                   -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations ...........           (1,627,649)              (95,382)
                                                   -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            5,846,777             3,816,244
  Participant transfers from other
    funding options .......................            3,048,603             2,528,706
  Administrative charges ..................               (2,188)                 (368)
  Contract surrenders .....................             (853,652)             (156,244)
  Participant transfers to other
    funding options .......................           (2,367,096)             (425,620)
  Other payments to participants ..........              (45,262)              (33,110)
                                                   -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            5,627,182             5,729,608
                                                   -------------         -------------

      Net increase (decrease) in net assets            3,999,533             5,634,226

NET ASSETS:
    Beginning of year .....................            5,634,226                    --
                                                   -------------         -------------
    End of year ...........................        $   9,633,759         $   5,634,226
                                                   =============         =============

                        See Notes to Financial Statements
                                      -26-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                               AGGRESSIVE GROWTH PORTFOLIO -
                                                      FUNDAMENTAL VALUE PORTFOLIO                     SERVICE SHARES
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $   (188,777)        $    (84,781)        $   (245,471)        $   (329,728)
  Realized gain (loss) ....................            (598,596)             915,602           (4,239,527)          (1,755,443)
  Change in unrealized gain (loss)
    on investments ........................          (6,718,831)          (1,266,741)            (665,335)          (7,609,622)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (7,506,204)            (435,920)          (5,150,333)          (9,694,793)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........          12,576,609           16,146,705            1,030,101            8,147,372
  Participant transfers from other
    funding options .......................           8,128,652            9,902,826            1,809,150            6,046,669
  Administrative charges ..................              (6,475)              (1,356)              (4,645)              (3,764)
  Contract surrenders .....................          (1,770,139)            (788,913)            (844,308)            (837,026)
  Participant transfers to other
    funding options .......................          (7,604,779)          (2,002,341)          (3,325,680)          (4,630,781)
  Other payments to participants ..........            (472,105)            (114,235)            (314,050)             (77,571)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          10,851,763           23,142,686           (1,649,432)           8,644,899
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets           3,345,559           22,706,766           (6,799,765)          (1,049,894)

NET ASSETS:
    Beginning of year .....................          22,706,766                   --           17,779,065           18,828,959
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $ 26,052,325         $ 22,706,766         $ 10,979,300         $ 17,779,065
                                                   ============         ============         ============         ============

                                                     GROWTH AND INCOME PORTFOLIO -           INTERNATIONAL GROWTH PORTFOLIO -
                                                            SERVICE SHARES                            SERVICE SHARES
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $   (104,310)        $    (96,719)        $   (246,749)        $   (298,938)
  Realized gain (loss) ....................            (966,552)            (703,912)          (3,839,250)         (11,892,515)
  Change in unrealized gain (loss)
    on investments ........................          (1,069,932)          (1,017,182)          (2,120,427)           4,676,651
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (2,140,794)          (1,817,813)          (6,206,426)          (7,514,802)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             689,415            4,469,917            1,461,157           11,788,376
  Participant transfers from other
    funding options .......................             470,687            1,921,162           87,054,059           70,248,920
  Administrative charges ..................              (2,950)              (2,097)              (6,332)              (5,116)
  Contract surrenders .....................          (1,167,143)          (1,038,938)          (1,988,898)          (1,336,404)
  Participant transfers to other
    funding options .......................          (1,884,505)          (3,463,500)         (91,654,093)         (72,637,719)
  Other payments to participants ..........             (94,893)              10,863             (411,917)            (150,402)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          (1,989,389)           1,897,407           (5,546,024)           7,907,655
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets          (4,130,183)              79,594          (11,752,450)             392,853

NET ASSETS:
    Beginning of year .....................          10,354,091           10,274,497           26,889,373           26,496,520
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $  6,223,908         $ 10,354,091         $ 15,136,923         $ 26,889,373
                                                   ============         ============         ============         ============

                        See Notes to Financial Statements
                                      -27-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                 TOTAL RETURN PORTFOLIO -
                                                            EQUITY PORTFOLIO                       ADMINISTRATIVE CLASS
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (20,941)        $   (186,201)        $    867,631         $    165,095
  Realized gain (loss) ....................          (3,227,719)              88,961              680,452              354,938
  Change in unrealized gain (loss)
    on investments ........................             916,042           (1,401,227)           1,277,521             (224,134)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (2,332,618)          (1,498,467)           2,825,604              295,899
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              39,922            1,404,962           22,226,689           12,660,358
  Participant transfers from other
    funding options .......................             373,162              503,458           22,652,684            8,515,299
  Administrative charges ..................                 (38)              (2,094)              (9,667)                (997)
  Contract surrenders .....................            (441,046)          (1,129,285)          (3,346,981)            (844,355)
  Participant transfers to other
    funding options .......................         (12,088,646)          (3,917,726)         (10,415,135)          (1,326,657)
  Other payments to participants ..........            (170,227)             (67,840)            (322,864)              35,571
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....         (12,286,873)          (3,208,525)          30,784,726           19,039,219
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets         (14,619,491)          (4,706,992)          33,610,330           19,335,118

NET ASSETS:
    Beginning of year .....................          14,619,491           19,326,483           19,335,118                   --
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $         --         $ 14,619,491         $ 52,945,448         $ 19,335,118
                                                   ============         ============         ============         ============

                                                    PUTNAM VT INTERNATIONAL GROWTH
                                                         FUND - CLASS IB SHARES
                                                   ---------------------------------
                                                       2002                 2001
                                                   ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (55,841)        $    (27,862)
  Realized gain (loss) ....................            (332,887)             219,175
  Change in unrealized gain (loss)
    on investments ........................            (102,353)              67,354
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (491,081)             258,667
                                                   ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           2,769,542            3,404,865
  Participant transfers from other
    funding options .......................          66,812,208           51,739,137
  Administrative charges ..................                (859)                (163)
  Contract surrenders .....................            (160,755)             (55,960)
  Participant transfers to other
    funding options .......................         (66,485,663)         (52,536,377)
  Other payments to participants ..........             (25,441)                  --
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           2,909,032            2,551,502
                                                   ------------         ------------

      Net increase (decrease) in net assets           2,417,951            2,810,169

NET ASSETS:
    Beginning of year .....................           2,810,169                   --
                                                   ------------         ------------
    End of year ...........................        $  5,228,120         $  2,810,169
                                                   ============         ============

                        See Notes to Financial Statements
                                      -28-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     PUTNAM VT SMALL CAP VALUE FUND             PUTNAM VT VOYAGER II FUND -
                                                           - CLASS IB SHARES                          CLASS IB SHARES
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (64,602)        $    (16,827)        $     (9,061)        $     (5,996)
  Realized gain (loss) ....................             (53,890)               2,299              (94,904)             (87,790)
  Change in unrealized gain (loss)
    on investments ........................            (901,581)             171,027              (94,723)             (59,898)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (1,020,073)             156,499             (198,688)            (153,684)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           1,517,877            1,077,744              168,857              388,021
  Participant transfers from other
    funding options .......................           2,913,860            2,107,394              125,340              902,473
  Administrative charges ..................              (1,235)                (268)                 (79)                 (15)
  Contract surrenders .....................            (496,479)             (84,238)             (59,210)             (29,945)
  Participant transfers to other
    funding options .......................          (2,478,386)            (143,874)            (491,528)            (246,188)
  Other payments to participants ..........             (35,586)              (2,549)              (5,661)                  --
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           1,420,051            2,954,209             (262,281)           1,014,346
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets             399,978            3,110,708             (460,969)             860,662

NET ASSETS:
    Beginning of year .....................           3,110,708                   --              860,662                   --
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $  3,510,686         $  3,110,708         $    399,693         $    860,662
                                                   ============         ============         ============         ============

                                                        CAPITAL FUND - CLASS I                    INVESTORS FUND - CLASS I
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                  2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $   (135,606)        $      4,862         $   (272,845)        $   (297,977)
  Realized gain (loss) ....................            (436,745)             (12,956)          (1,319,730)             462,041
  Change in unrealized gain (loss)
    on investments ........................          (2,931,243)              27,940          (10,193,744)          (2,018,249)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (3,503,594)              19,846          (11,786,319)          (1,854,185)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           5,140,664            4,638,973            7,289,962           17,161,660
  Participant transfers from other
    funding options .......................           4,846,099            3,789,474            5,589,719           16,347,092
  Administrative charges ..................              (2,512)                (487)             (10,073)              (5,882)
  Contract surrenders .....................            (577,838)            (187,841)          (3,943,250)          (3,144,068)
  Participant transfers to other
    funding options .......................          (2,781,726)          (1,063,835)          (9,738,114)          (8,235,998)
  Other payments to participants ..........             (80,553)              (2,539)          (1,081,004)            (214,569)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           6,544,134            7,173,745           (1,892,760)          21,908,235
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets           3,040,540            7,193,591          (13,679,079)          20,054,050

NET ASSETS:
    Beginning of year .....................           7,193,591                   --           47,946,560           27,892,510
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $ 10,234,131         $  7,193,591         $ 34,267,481         $ 47,946,560
                                                   ============         ============         ============         ============

                        See Notes to Financial Statements
                                      -29-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                   SMITH BARNEY LARGE CAP CORE
                                                             PORTFOLIO                STRONG MULTI CAP VALUE FUND II
                                                   ---------------------------        -------------------------------
                                                       2002              2001             2002                2001
                                                   -----------         -------        -----------         -----------
OPERATIONS:
  Net investment income (loss) ............        $    (1,808)        $    --        $   (90,865)        $  (167,446)
  Realized gain (loss) ....................             (8,924)             --            251,253             120,340
  Change in unrealized gain (loss)
    on investments ........................            (67,109)             --         (1,988,044)            265,609
                                                   -----------         -------        -----------         -----------

    Net increase (decrease) in net assets
      resulting from operations ...........            (77,841)             --         (1,827,656)            218,503
                                                   -----------         -------        -----------         -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            760,143              --             57,620           1,654,855
  Participant transfers from other
    funding options .......................            255,591              --            491,410           1,901,994
  Administrative charges ..................                (77)             --             (1,527)             (1,445)
  Contract surrenders .....................             (6,901)             --           (550,349)           (940,574)
  Participant transfers to other
    funding options .......................           (138,993)             --         (1,833,888)         (2,522,269)
  Other payments to participants ..........                 --              --           (154,027)           (122,709)
                                                   -----------         -------        -----------         -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            869,763              --         (1,990,761)            (30,148)
                                                   -----------         -------        -----------         -----------

      Net increase (decrease) in net assets            791,922              --         (3,818,417)            188,355

NET ASSETS:
    Beginning of year .....................                 --              --          8,920,560           8,732,205
                                                   -----------         -------        -----------         -----------
    End of year ...........................        $   791,922         $    --        $ 5,102,143         $ 8,920,560
                                                   ===========         =======        ===========         ===========

                                                     MONTGOMERY VARIABLE SERIES:
                                                             GROWTH FUND
                                                   -------------------------------
                                                       2002                2001
                                                   -----------         -----------
OPERATIONS:
  Net investment income (loss) ............        $   (31,361)        $   118,500
  Realized gain (loss) ....................         (2,621,087)           (212,330)
  Change in unrealized gain (loss)
    on investments ........................          1,869,160          (1,346,325)
                                                   -----------         -----------

    Net increase (decrease) in net assets
      resulting from operations ...........           (783,288)         (1,440,155)
                                                   -----------         -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              5,504             178,205
  Participant transfers from other
    funding options .......................            118,414             588,964
  Administrative charges ..................                (17)               (890)
  Contract surrenders .....................           (318,028)           (594,777)
  Participant transfers to other
    funding options .......................         (2,975,589)         (1,468,315)
  Other payments to participants ..........            (60,238)            (51,118)
                                                   -----------         -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....         (3,229,954)         (1,347,931)
                                                   -----------         -----------

      Net increase (decrease) in net assets         (4,013,242)         (2,788,086)

NET ASSETS:
    Beginning of year .....................          4,013,242           6,801,328
                                                   -----------         -----------
    End of year ...........................        $        --         $ 4,013,242
                                                   ===========         ===========

                        See Notes to Financial Statements
                                      -30-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       DISCIPLINED MID CAP STOCK             DISCIPLINED SMALL CAP STOCK
                                                               PORTFOLIO                              PORTFOLIO
                                                   ---------------------------------         ---------------------------
                                                        2002                 2001              2002              2001
                                                   ------------         ------------         -------        ------------
OPERATIONS:
  Net investment income (loss) ............        $   (182,716)        $   (281,229)        $    --        $    (90,535)
  Realized gain (loss) ....................              (5,518)           1,528,377              --            (261,401)
  Change in unrealized gain (loss)
    on investments ........................          (2,150,535)          (2,420,427)             --            (519,502)
                                                   ------------         ------------         -------        ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (2,338,769)          (1,173,279)             --            (871,438)
                                                   ------------         ------------         -------        ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              56,069            2,208,741              --             830,653
  Participant transfers from other
    funding options .......................             501,010            1,660,497              --             329,851
  Administrative charges ..................              (3,320)              (2,948)             --              (1,307)
  Contract surrenders .....................          (1,834,215)          (1,518,524)             --            (435,484)
  Participant transfers to other
    funding options .......................          (2,160,930)          (3,796,141)             --          (7,244,449)
  Other payments to participants ..........            (285,029)            (120,083)             --             (24,421)
                                                   ------------         ------------         -------        ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          (3,726,415)          (1,568,458)             --          (6,545,157)
                                                   ------------         ------------         -------        ------------

      Net increase (decrease) in net assets          (6,065,184)          (2,741,737)             --          (7,416,595)

NET ASSETS:
    Beginning of year .....................          17,522,033           20,263,770              --           7,416,595
                                                   ------------         ------------         -------        ------------
    End of year ...........................        $ 11,456,849         $ 17,522,033         $    --        $         --
                                                   ============         ============         =======        ============

                                                                                        JURIKA & VOYLES CORE EQUITY
                                                   FEDERATED HIGH YIELD PORTFOLIO                 PORTFOLIO
                                                   ------------------------------       ---------------------------
                                                         2002              2001           2002              2001
                                                    ------------         -------        -------        ------------
OPERATIONS:
  Net investment income (loss) ............         $    658,507         $    --        $    --        $    (13,514)
  Realized gain (loss) ....................              (91,403)             --             --            (505,265)
  Change in unrealized gain (loss)
    on investments ........................             (398,484)             --             --            (562,249)
                                                    ------------         -------        -------        ------------

    Net increase (decrease) in net assets
      resulting from operations ...........              168,620              --             --          (1,081,028)
                                                    ------------         -------        -------        ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            2,901,803              --             --             879,217
  Participant transfers from other
    funding options .......................            6,414,538              --             --             541,830
  Administrative charges ..................                 (220)             --             --                (550)
  Contract surrenders .....................             (130,299)             --             --            (550,578)
  Participant transfers to other
    funding options .......................           (3,681,492)             --             --          (5,151,917)
  Other payments to participants ..........                   --              --             --                  --
                                                    ------------         -------        -------        ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            5,504,330              --             --          (4,281,998)
                                                    ------------         -------        -------        ------------

      Net increase (decrease) in net assets            5,672,950              --             --          (5,363,026)

NET ASSETS:
    Beginning of year .....................                   --              --             --           5,363,026
                                                    ------------         -------        -------        ------------
    End of year ...........................         $  5,672,950         $    --        $    --        $         --
                                                    ============         =======        =======        ============

                        See Notes to Financial Statements
                                      -31-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                   LAZARD INTERNATIONAL STOCK
                                                           LARGE CAP PORTFOLIO                              PORTFOLIO
                                                   -----------------------------------         -----------------------------------
                                                        2002                  2001                 2002                  2001
                                                   -------------         -------------         -------------         -------------
OPERATIONS:
  Net investment income (loss) ............        $    (648,841)        $    (789,698)        $      96,514         $    (686,260)
  Realized gain (loss) ....................           (4,546,221)           (2,248,679)           (2,090,189)          (12,736,915)
  Change in unrealized gain (loss)
    on investments ........................           (8,521,345)          (10,205,581)           (3,125,997)              706,016
                                                   -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (13,716,407)          (13,243,958)           (5,119,672)          (12,717,159)
                                                   -------------         -------------         -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            3,946,667            16,447,331             5,129,185            11,119,378
  Participant transfers from other
    funding options .......................            3,311,580             6,741,577            72,994,329           193,426,184
  Administrative charges ..................              (13,164)              (10,844)               (8,572)               (6,449)
  Contract surrenders .....................           (3,862,412)           (4,922,540)           (3,846,845)           (3,256,050)
  Participant transfers to other
    funding options .......................           (7,154,750)          (10,724,582)          (75,656,071)         (196,139,735)
  Other payments to participants ..........           (1,008,588)             (469,225)             (527,419)             (226,363)
                                                   -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           (4,780,667)            7,061,717            (1,915,393)            4,916,965
                                                   -------------         -------------         -------------         -------------

      Net increase (decrease) in net assets          (18,497,074)           (6,182,241)           (7,035,065)           (7,800,194)

NET ASSETS:
    Beginning of year .....................           57,836,888            64,019,129            38,108,785            45,908,979
                                                   -------------         -------------         -------------         -------------
    End of year ...........................        $  39,339,814         $  57,836,888         $  31,073,720         $  38,108,785
                                                   =============         =============         =============         =============

                                                      MFS EMERGING GROWTH PORTFOLIO
                                                   -----------------------------------
                                                       2002                   2001
                                                   -------------         -------------
OPERATIONS:
  Net investment income (loss) ............        $      (7,409)        $      (2,166)
  Realized gain (loss) ....................              (45,155)               38,853
  Change in unrealized gain (loss)
    on investments ........................             (131,683)              (43,438)
                                                   -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations ...........             (184,247)               (6,751)
                                                   -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........              299,478               255,225
  Participant transfers from other
    funding options .......................               87,961                93,803
  Administrative charges ..................                 (169)                  (10)
  Contract surrenders .....................              (34,873)                   --
  Participant transfers to other
    funding options .......................             (148,809)               (4,492)
  Other payments to participants ..........                   --                    --
                                                   -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              203,588               344,526
                                                   -------------         -------------

      Net increase (decrease) in net assets               19,341               337,775

NET ASSETS:
    Beginning of year .....................              337,775                    --
                                                   -------------         -------------
    End of year ...........................        $     357,116         $     337,775
                                                   =============         =============

                        See Notes to Financial Statements
                                      -32-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      MFS MID CAP GROWTH PORTFOLIO                 MFS RESEARCH PORTFOLIO
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $   (399,431)        $   (471,378)        $   (152,674)        $   (323,737)
  Realized gain (loss) ....................          (2,886,095)           5,178,993           (1,706,613)             199,084
  Change in unrealized gain (loss)
    on investments ........................         (12,914,999)         (12,408,915)          (2,025,311)          (5,382,096)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........         (16,200,525)          (7,701,300)          (3,884,598)          (5,506,749)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           5,519,976           17,222,869              328,500            2,224,238
  Participant transfers from other
    funding options .......................           6,676,443            7,470,072              756,339            2,035,812
  Administrative charges ..................              (6,123)              (4,642)              (4,154)              (3,965)
  Contract surrenders .....................          (1,755,864)          (1,346,423)          (1,149,358)          (2,070,508)
  Participant transfers to other
    funding options .......................          (4,808,813)          (6,574,256)          (2,025,334)          (3,671,277)
  Other payments to participants ..........            (478,186)             (93,104)            (314,344)            (163,028)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           5,147,433           16,674,516           (2,408,351)          (1,648,728)
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets         (11,053,092)           8,973,216           (6,292,949)          (7,155,477)

NET ASSETS:
    Beginning of year .....................          29,464,303           20,491,087           15,679,094           22,834,571
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $ 18,411,211         $ 29,464,303         $  9,386,145         $ 15,679,094
                                                   ============         ============         ============         ============

                                                          MFS VALUE PORTFOLIO                 STRATEGIC STOCK PORTFOLIO
                                                   ---------------------------------         ---------------------------
                                                       2002                 2001              2002               2001
                                                   ------------         ------------         -------        ------------
OPERATIONS:
  Net investment income (loss) ............        $    101,447         $   (193,218)        $    --        $    101,306
  Realized gain (loss) ....................             595,105              392,820              --            (286,913)
  Change in unrealized gain (loss)
    on investments ........................          (4,616,895)            (474,128)             --            (194,796)
                                                   ------------         ------------         -------        ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (3,920,343)            (274,526)             --            (380,403)
                                                   ------------         ------------         -------        ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           5,703,742           10,068,321              --             351,442
  Participant transfers from other
    funding options .......................           7,406,554            4,825,911              --             354,767
  Administrative charges ..................              (5,773)              (3,029)             --                (708)
  Contract surrenders .....................          (2,493,265)          (1,618,959)             --            (340,625)
  Participant transfers to other
    funding options .......................          (7,191,268)          (4,527,069)             --          (5,950,376)
  Other payments to participants ..........            (407,251)             (82,582)             --             (55,061)
                                                   ------------         ------------         -------        ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           3,012,739            8,662,593              --          (5,640,561)
                                                   ------------         ------------         -------        ------------

      Net increase (decrease) in net assets            (907,604)           8,388,067              --          (6,020,964)

NET ASSETS:
    Beginning of year .....................          25,023,008           16,634,941              --           6,020,964
                                                   ------------         ------------         -------        ------------
    End of year ...........................        $ 24,115,404         $ 25,023,008         $    --        $         --
                                                   ============         ============         =======        ============

                        See Notes to Financial Statements
                                      -33-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       U.S. GOVERNMENT SECURITIES                AIM CAPITAL APPRECIATION
                                                               PORTFOLIO                                PORTFOLIO
                                                   ---------------------------------         ---------------------------------
                                                        2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $  2,360,604         $    782,934         $   (551,325)        $   (623,748)
  Realized gain (loss) ....................           1,257,221              561,980           (4,589,352)           7,087,399
  Change in unrealized gain (loss)
    on investments ........................           1,023,898               36,861           (3,015,414)         (17,333,501)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........           4,641,723            1,381,775           (8,156,091)         (10,869,850)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........          11,041,542           21,681,950              766,082            5,137,147
  Participant transfers from other
    funding options .......................          21,825,637            8,519,829           16,119,575            4,949,060
  Administrative charges ..................              (9,080)              (4,181)             (10,041)              (6,488)
  Contract surrenders .....................          (5,864,023)          (3,566,927)          (3,183,172)          (2,564,272)
  Participant transfers to other
    funding options .......................         (19,243,986)         (19,326,996)          (4,907,939)          (7,315,288)
  Other payments to participants ..........            (825,234)            (298,383)            (743,117)            (214,577)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           6,924,856            7,005,292            8,041,388              (14,418)
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets          11,566,579            8,387,067             (114,703)         (10,884,268)

NET ASSETS:
    Beginning of year .....................          37,132,626           28,745,559           31,200,227           42,084,495
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $ 48,699,205         $ 37,132,626         $ 31,085,524         $ 31,200,227
                                                   ============         ============         ============         ============

                                                       ALLIANCE GROWTH PORTFOLIO
                                                   ---------------------------------
                                                       2002                  2001
                                                   ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (19,522)        $    (12,451)
  Realized gain (loss) ....................            (231,151)              42,296
  Change in unrealized gain (loss)
    on investments ........................            (496,785)            (347,396)
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (747,458)            (317,551)
                                                   ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             853,896            1,175,486
  Participant transfers from other
    funding options .......................             455,675            1,375,335
  Administrative charges ..................                (446)                 (79)
  Contract surrenders .....................            (109,043)             (71,373)
  Participant transfers to other
    funding options .......................            (577,874)            (523,061)
  Other payments to participants ..........                  --                   --
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             622,208            1,956,308
                                                   ------------         ------------

      Net increase (decrease) in net assets            (125,250)           1,638,757

NET ASSETS:
    Beginning of year .....................           1,638,757                   --
                                                   ------------         ------------
    End of year ...........................        $  1,513,507         $  1,638,757
                                                   ============         ============

                        See Notes to Financial Statements
                                      -34-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     SMITH BARNEY AGGRESSIVE GROWTH                 SMITH BARNEY HIGH INCOME
                                                               PORTFOLIO                                   PORTFOLIO
                                                   -----------------------------------         -----------------------------------
                                                        2002                  2001                  2002                  2001
                                                   -------------         -------------         -------------         -------------
OPERATIONS:
  Net investment income (loss) ............        $    (698,204)        $    (538,794)        $   6,480,380         $   3,396,212
  Realized gain (loss) ....................           (4,041,779)             (206,681)           (3,277,488)           (1,666,699)
  Change in unrealized gain (loss)
    on investments ........................          (12,965,400)           (1,028,191)           (4,909,191)           (3,788,956)
                                                   -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (17,705,383)           (1,773,666)           (1,706,299)           (2,059,443)
                                                   -------------         -------------         -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           11,690,803            24,075,528             3,491,973             9,783,830
  Participant transfers from other
    funding options .......................            9,473,158            10,693,924             7,589,439             7,101,243
  Administrative charges ..................              (11,272)               (5,756)               (8,742)               (6,022)
  Contract surrenders .....................           (3,138,899)           (1,978,457)           (2,815,770)           (3,421,182)
  Participant transfers to other
    funding options .......................          (10,603,548)           (4,417,945)          (10,279,871)           (8,490,421)
  Other payments to participants ..........             (624,795)             (138,002)             (775,933)             (260,289)
                                                   -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            6,785,447            28,229,292            (2,798,904)            4,707,159
                                                   -------------         -------------         -------------         -------------

      Net increase (decrease) in net assets          (10,919,936)           26,455,626            (4,505,203)            2,647,716

NET ASSETS:
    Beginning of year .....................           43,650,118            17,194,492            32,396,713            29,748,997
                                                   -------------         -------------         -------------         -------------
    End of year ...........................        $  32,730,182         $  43,650,118         $  27,891,510         $  32,396,713
                                                   =============         =============         =============         =============

                                                    SMITH BARNEY LARGE CAPITALIZATION              SMITH BARNEY MID CAP CORE
                                                             GROWTH PORTFOLIO                               PORTFOLIO
                                                   -----------------------------------         -----------------------------------
                                                        2002                   2001               2002                   2001
                                                   -------------         -------------         -------------         -------------
OPERATIONS:
  Net investment income (loss) ............        $  (1,317,279)        $  (1,902,429)        $    (150,691)        $     (38,224)
  Realized gain (loss) ....................           (4,445,157)           (1,037,384)             (139,131)              (33,345)
  Change in unrealized gain (loss)
    on investments ........................          (22,816,750)          (13,697,737)           (1,912,249)              109,535
                                                   -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (28,579,186)          (16,637,550)           (2,202,071)               37,966
                                                   -------------         -------------         -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           10,274,391            32,297,055             5,815,352             4,307,155
  Participant transfers from other
    funding options .......................            9,236,228             9,513,382             4,929,129             2,460,576
  Administrative charges ..................              (25,084)              (19,356)               (2,295)                 (233)
  Contract surrenders .....................           (7,669,608)           (8,331,416)             (575,602)              (90,977)
  Participant transfers to other
    funding options .......................          (15,026,484)          (14,040,316)           (2,677,837)           (1,236,319)
  Other payments to participants ..........           (1,792,144)             (707,009)             (307,677)              (48,687)
                                                   -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           (5,002,701)           18,712,340             7,181,070             5,391,515
                                                   -------------         -------------         -------------         -------------

      Net increase (decrease) in net assets          (33,581,887)            2,074,790             4,978,999             5,429,481

NET ASSETS:
    Beginning of year .....................          108,501,372           106,426,582             5,429,481                    --
                                                   -------------         -------------         -------------         -------------
    End of year ...........................        $  74,919,485         $ 108,501,372         $  10,408,480         $   5,429,481
                                                   =============         =============         =============         =============

                        See Notes to Financial Statements
                                      -35-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       SMITH BARNEY MONEY MARKET                   TRAVELERS MANAGED INCOME
                                                               PORTFOLIO                                  PORTFOLIO
                                                ---------------------------------------     ---------------------------------------
                                                      2002                    2001                2002                    2001
                                                ---------------         ---------------     ---------------         ---------------
OPERATIONS:
  Net investment income (loss) ............     $      (344,417)        $       958,417     $    10,075,856         $     3,132,057
  Realized gain (loss) ....................                  --                      --             969,803                 785,471
  Change in unrealized gain (loss)
    on investments ........................                  --                      --         (11,037,730)                838,011
                                                ---------------         ---------------     ---------------         ---------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (344,417)                958,417               7,929               4,755,539
                                                ---------------         ---------------     ---------------         ---------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........          12,962,156              27,181,569          20,665,029              43,768,464
  Participant transfers from other
    funding options .......................         518,901,628           1,027,413,522          11,677,430              23,530,335
  Administrative charges ..................             (12,177)                 (4,242)            (28,594)                (17,783)
  Contract surrenders .....................         (64,345,495)            (21,639,227)        (11,118,619)             (9,060,722)
  Participant transfers to other
    funding options .......................        (493,513,092)           (996,257,275)        (30,931,179)            (32,117,173)
  Other payments to participants ..........            (745,220)               (269,721)         (2,501,844)               (852,511)
                                                ---------------         ---------------     ---------------         ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....         (26,752,200)             36,424,626         (12,237,777)             25,250,610
                                                ---------------         ---------------     ---------------         ---------------

      Net increase (decrease) in net assets         (27,096,617)             37,383,043         (12,229,848)             30,006,149

NET ASSETS:
    Beginning of year .....................          84,655,357              47,272,314         123,694,123              93,687,974
                                                ---------------         ---------------     ---------------         ---------------
    End of year ...........................     $    57,558,740         $    84,655,357     $   111,464,275         $   123,694,123
                                                ===============         ===============     ===============         ===============

                                                          EMERGING GROWTH PORTFOLIO -
                                                               CLASS II SHARES
                                                   ---------------------------------------
                                                         2002                    2001
                                                   ---------------         ---------------
OPERATIONS:
  Net investment income (loss) ............        $       (24,746)        $       (10,598)
  Realized gain (loss) ....................               (174,889)                (12,225)
  Change in unrealized gain (loss)
    on investments ........................               (393,043)                (98,847)
                                                   ---------------         ---------------

    Net increase (decrease) in net assets
      resulting from operations ...........               (592,678)               (121,670)
                                                   ---------------         ---------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                445,388               1,150,452
  Participant transfers from other
    funding options .......................                264,962                 560,745
  Administrative charges ..................                   (306)                    (76)
  Contract surrenders .....................               (158,718)                (22,980)
  Participant transfers to other
    funding options .......................               (376,236)               (106,327)
  Other payments to participants ..........                     --                      --
                                                   ---------------         ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                175,090               1,581,814
                                                   ---------------         ---------------

      Net increase (decrease) in net assets               (417,588)              1,460,144

NET ASSETS:
    Beginning of year .....................              1,460,144                      --
                                                   ---------------         ---------------
    End of year ...........................        $     1,042,556         $     1,460,144
                                                   ===============         ===============

                        See Notes to Financial Statements
                                      -36-

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     SMITH BARNEY SMALL CAP GROWTH                 MID CAP PORTFOLIO - SERVICE
                                                        OPPORTUNITIES PORTFOLIO                             CLASS 2
                                                ---------------------------------------     ---------------------------------------
                                                      2002                    2001                2002                   2001
                                                ---------------         ---------------     ---------------         ---------------
OPERATIONS:
  Net investment income (loss) ............     $       (52,070)        $       (15,540)    $       (51,022)        $       (14,843)
  Realized gain (loss) ....................             (85,117)                (10,043)            (50,490)                 (1,283)
  Change in unrealized gain (loss)
    on investments ........................            (811,543)                 43,224            (402,960)                 93,935
                                                ---------------         ---------------     ---------------         ---------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (948,730)                 17,641            (504,472)                 77,809
                                                ---------------         ---------------     ---------------         ---------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           1,571,620               1,401,691           2,671,386               1,545,014
  Participant transfers from other
    funding options .......................             945,544               1,204,496           3,090,311                 565,469
  Administrative charges ..................                (906)                   (263)               (996)                    (95)
  Contract surrenders .....................            (188,626)                (50,431)           (508,401)                (14,006)
  Participant transfers to other
    funding options .......................            (668,311)               (128,029)         (1,157,374)                (99,899)
  Other payments to participants ..........            (191,933)                 (3,782)            (41,705)                (10,591)
                                                ---------------         ---------------     ---------------         ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           1,467,388               2,423,682           4,053,221               1,985,892
                                                ---------------         ---------------     ---------------         ---------------

      Net increase (decrease) in net assets             518,658               2,441,323           3,548,749               2,063,701

NET ASSETS:
    Beginning of year .....................           2,441,323                      --           2,063,701                      --
                                                ---------------         ---------------     ---------------         ---------------
    End of year ...........................     $     2,959,981         $     2,441,323     $     5,612,450         $     2,063,701
                                                ===============         ===============     ===============         ===============

                                                                  COMBINED
                                                   ---------------------------------------
                                                         2002                    2001
                                                   ---------------         ---------------
OPERATIONS:
  Net investment income (loss) ............        $    13,182,317         $        45,134
  Realized gain (loss) ....................            (46,122,980)            (21,875,386)
  Change in unrealized gain (loss)
    on investments ........................           (139,312,442)            (81,327,323)
                                                   ---------------         ---------------

    Net increase (decrease) in net assets
      resulting from operations ...........           (172,253,105)           (103,157,575)
                                                   ---------------         ---------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            199,132,813             378,342,245
  Participant transfers from other
    funding options .......................          1,173,498,517           2,178,281,290
  Administrative charges ..................               (238,193)               (148,590)
  Contract surrenders .....................           (161,709,464)            (88,259,814)
  Participant transfers to other
    funding options .......................         (1,173,531,513)         (2,178,464,039)
  Other payments to participants ..........            (17,628,002)             (5,595,173)
                                                   ---------------         ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             19,524,158             284,155,919
                                                   ---------------         ---------------

      Net increase (decrease) in net assets           (152,728,947)            180,998,344

NET ASSETS:
    Beginning of year .....................          1,012,750,527             831,752,183
                                                   ---------------         ---------------
    End of year ...........................        $   860,021,580         $ 1,012,750,527
                                                   ===============         ===============

                        See Notes to Financial Statements
                                      -37-

                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account TM II for Variable  Annuities  ("Separate Account
TM II") is a separate  account of The Travelers  Life and Annuity  Company ("The
Company"),  which  is a  wholly  owned  subsidiary  of The  Travelers  Insurance
Company, an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity  contracts issued by The Company.  Separate
Account  TM II is  registered  under  the  Investment  Company  Act of 1940,  as amended, as a unit investment trust.  Separate Account TM II is comprised of the
Travelers Marquis Portfolio product.

Participant  purchase payments applied to Separate Account TM II are invested in one or more  sub-accounts  in accordance with the selection made by the contract owner. As of December 31, 2002, the investments  comprising  Separate Account TM
II were:

     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
     Alliance Variable Product Series Fund, Inc., Maryland business trust
         Growth & Income Portfolio - Class B
         Premier Growth Portfolio - Class B
     Credit Suisse Trust (Formerly Credit Suisse Warburg Pincus Trust),
       Massachusetts business trust
         Credit Suisse Emerging Markets Portfolio (Formerly Credit Suisse Trust
           Emerging Markets Portfolio)
     Delaware VIP Trust (Formerly Delaware Group Premium Fund), Maryland
       business trust
         VIP REIT Series - Standard Class (Formerly REIT Series)
         VIP Small Cap Value Series - Standard Class (Formerly Small Cap Value
           Series)
     Dreyfus Variable Investment Fund, Maryland business trust
         Appreciation Portfolio - Initial Shares
         Small Cap Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2
         Mutual Shares Securities Fund - Class 2
         Templeton Developing Markets Securities Fund - Class 2
         Templeton Foreign Securities Fund - Class 2 (Formerly Templeton
           International Securities Fund - Class 2)
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Aggressive Growth Portfolio - Service Shares
         Growth and Income Portfolio - Service Shares
         International Growth Portfolio - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class (Formerly Total Return
           Bond Portfolio)
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Growth Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
         Putnam VT Voyager II Fund - Class IB Shares
     Salomon Brothers Variable Series Fund Inc., Maryland business trust,
       Affiliate of The Company
         Capital Fund - Class I (Formerly Capital Fund)
         Investors Fund - Class I (Formerly Investors Fund)
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
     Strong Variable Insurance Funds, Inc., Wisconsin business trust
         Strong Multi Cap Value Fund II

                                      -38-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Disciplined Mid Cap Stock Portfolio
         Federated High Yield Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Research Portfolio
         MFS Value Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Alliance Growth Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Travelers Managed Income Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

On July 12, 2002,  AIM Capital  Appreciation  Portfolio of the Travelers  Series
Fund Inc. was substituted in place of Montgomery Variable Series: Growth Fund of
The Montgomery  Funds III and Equity  Portfolio of The OCC  Accumulation  Trust,
which are no longer available in this Separate Account.

Effective  October 26, 2001, the assets of Jurika & Voyles Core Equity Portfolio were combined into Investors Fund of Salomon Brothers  Variable Series Fund Inc.
At the  effective  date Separate  Account TM II held 455,241  shares of Jurika &
Voyles Core Equity  Portfolio  having a market value of  $4,190,329,  which were exchanged for 342,907 shares of Investors Fund equal in value.

Effective  October  26,  2001,  the assets of  Strategic  Stock  Portfolio  were combined into Investors Fund of Salomon  Brothers  Variable  Series Fund Inc. At
the effective date Separate Account TM II held 509,815 shares of Strategic Stock
Portfolio having a market value of $4,564,021,  which were exchanged for 373,488 shares of Investors Fund equal in value.

Effective  October 26, 2001, the assets of Disciplined Small Cap Stock Portfolio were  liquidated.  At the effective  date,  Separate  Account TM II held 373,612 shares  of  Disciplined  Small  Cap  Stock  Portfolio  having a market  value of
$3,280,265,  which were used to purchase  3,280,265 shares of Smith Barney Money
Market Portfolio of the Travelers Series Fund Inc., equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed  by  Separate  Account  TM II  in  the  preparation  of  its  financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

                                      -39-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      FEDERAL INCOME TAXES. The operations of Separate Account TM II form a part of the total operations of The Company and are not taxed  separately.  The
      Company is taxed as a life  insurance  company under the Internal  Revenue
      Code of 1986, as amended (the "Code").  Under existing  federal income tax law, no taxes are payable on the investment  income of Separate Account TM
      II.  Separate  Account  TM II is  not  taxed  as a  "regulated  investment company" under Subchapter M of the Code.

      FINANCIAL  HIGHLIGHTS.  In  2001,  Separate  Account  TM  II  adopted  the financial highlights  disclosure  recommended by the American Institute of
      Certified Public Accountants Audit Guide for Investment  Companies ("AICPA
      Guide").  The AICPA Guide allows for the  prospective  application of this disclosure,  which  will  ultimately  display  a five year  period.  It is comprised of the units,  unit values,  investment  income  ratio,  expense ratios and total  returns  for each  sub-account.  Since each  sub-account offers multiple contract charges,  certain  information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract  charge options of the  sub-account for the entire year.

      OTHER.  The  preparation  of  financial   statements  in  conformity  with
      accounting  principles  generally accepted in the United States of America requires  management  to make  estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  and disclosure of contingent assets and  liabilities  at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the  reporting  period.
      Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate  costs of purchases  and proceeds from sales of  investments were $1,182,586,368 and $1,145,184,442,  respectively,  for the year ended
      December 31, 2002. Realized gains and losses from investment  transactions are reported on an average cost basis. The cost of investments in eligible
      funds  was   $1,105,466,408   at  December  31,  2002.   Gross  unrealized
      appreciation  for all  investments  at December  31, 2002 was  $4,447,265.
      Gross unrealized depreciation for all investments at December 31, 2002 was
      $249,741,598.

3.    CONTRACT CHARGES

      Insurance  charges are paid for the mortality and expense risks assumed by
      The  Company.  Each  business  day,  The Company  deducts a mortality  and expense risk charge which is reflected in the  calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.55% and
      1.70% of the amounts  held in each funding  option for the Standard  Death
      Benefit and the Enhanced Death Benefit, respectively.

      For contract holders who elect the Enhanced Stepped-Up Provision (E.S.P.), there is an additional charge, on an annual basis, of 0.25% of the amounts held in each funding  option.  This charge is also  deducted each business day and reflected in the calculation of accumulation unit values.

      Administrative fees are paid for administrative expenses. This fee is also
      deducted  each  business  day  and   reflected  in  the   calculation   of
      accumulation  and annuity unit values.  This charge  equals,  on an annual basis, 0.15% of the amounts held in each funding option.

      For contracts in the  accumulation  phase with a contract  value less than
      $50,000,  an annual  charge  of $40  (prorated  for  partial  periods)  is deducted  from  participant  account  balances  and paid to The Company to cover contract administrative charges.

                                      -40-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY

                                                                               DECEMBER 31, 2002
                                                                --------------------------------------------
                                                                ACCUMULATION        UNIT
                                                                    UNITS           VALUE         NET ASSETS
                                                                ------------       ------        -----------
AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund - Series I
    Standard Death Benefit .............................            886,637        $0.606        $   536,900
    Standard Death Benefit E.S.P. 25 ...................             21,020         0.781             16,418
    Enhanced Death Benefit .............................          1,518,451         0.604            917,183
    Enhanced Death Benefit E.S.P. 25 ...................            188,376         0.780            146,853

Alliance Variable Product Series Fund, Inc.
  Growth & Income Portfolio - Class B
    Standard Death Benefit .............................          6,384,732         0.706          4,508,737
    Standard Death Benefit E.S.P. 25 ...................            189,682         0.872            165,476
    Enhanced Death Benefit .............................          8,287,863         0.704          5,837,960
    Enhanced Death Benefit E.S.P. 25 ...................          1,324,525         0.871          1,153,303
  Premier Growth Portfolio - Class B
    Standard Death Benefit .............................          1,707,293         0.580            990,716
    Standard Death Benefit E.S.P. 25 ...................             40,675         0.802             32,623
    Enhanced Death Benefit .............................          4,351,369         0.579          2,518,755
    Enhanced Death Benefit E.S.P. 25 ...................            368,128         0.801            294,690

Credit Suisse Trust
  Credit Suisse Emerging Markets Portfolio
    Standard Death Benefit .............................          2,672,774         0.781          2,087,834
    Standard Death Benefit E.S.P. 25 ...................                954         1.048              1,000
    Enhanced Death Benefit .............................          3,970,002         0.776          3,080,577
    Enhanced Death Benefit E.S.P. 25 ...................             91,419         1.046             95,628

Delaware VIP Trust
  VIP REIT Series - Standard Class
    Standard Death Benefit .............................          5,233,628         1.302          6,814,004
    Standard Death Benefit E.S.P. 25 ...................             85,591         1.128             96,519
    Enhanced Death Benefit .............................          6,868,037         1.293          8,882,889
    Enhanced Death Benefit E.S.P. 25 ...................            385,208         1.126            433,568
  VIP Small Cap Value Series - Standard Class
    Standard Death Benefit .............................          4,836,885         1.115          5,392,941
    Standard Death Benefit E.S.P. 25 ...................             73,579         1.105             81,291
    Enhanced Death Benefit .............................          6,021,239         1.108          6,669,104
    Enhanced Death Benefit E.S.P. 25 ...................            464,807         1.103            512,550

Dreyfus Variable Investment Fund
  Appreciation Portfolio - Initial Shares
    Standard Death Benefit .............................          9,780,653         0.844          8,249,973
    Standard Death Benefit E.S.P. 25 ...................             21,964         0.910             19,995
    Enhanced Death Benefit .............................         12,274,774         0.838         10,285,381
    Enhanced Death Benefit E.S.P. 25 ...................            273,513         0.909            248,525
  Small Cap Portfolio - Initial Shares
    Standard Death Benefit .............................          9,826,797         0.982          9,652,971
    Standard Death Benefit E.S.P. 25 ...................              9,900         0.940              9,305
    Enhanced Death Benefit .............................          8,561,232         0.976          8,354,137
    Enhanced Death Benefit E.S.P. 25 ...................            211,836         0.938            198,721

                                      -41-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                --------------------------------------------
                                                                ACCUMULATION        UNIT
                                                                    UNITS           VALUE         NET ASSETS
                                                                ------------       ------        -----------
Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2
    Standard Death Benefit .............................          6,759,968        $0.881        $ 5,952,920
    Standard Death Benefit E.S.P. 25 ...................             65,061         0.858             55,839
    Enhanced Death Benefit .............................         10,117,213         0.875          8,850,290
    Enhanced Death Benefit E.S.P. 25 ...................            376,676         0.857            322,665
  Mutual Shares Securities Fund - Class 2
    Standard Death Benefit .............................            500,854         0.843            422,246
    Standard Death Benefit E.S.P. 25 ...................             91,321         0.842             76,859
    Enhanced Death Benefit .............................            896,271         0.842            754,845
    Enhanced Death Benefit E.S.P. 25 ...................             72,324         0.841             60,810
  Templeton Developing Markets Securities Fund - Class 2
    Standard Death Benefit .............................          3,171,808         0.910          2,885,045
    Standard Death Benefit E.S.P. 25 ...................             22,281         1.115             24,837
    Enhanced Death Benefit .............................          4,507,614         0.904          4,073,022
    Enhanced Death Benefit E.S.P. 25 ...................            175,803         1.113            195,594
  Templeton Foreign Securities Fund - Class 2
    Standard Death Benefit .............................         12,560,850         0.718          9,015,388
    Standard Death Benefit E.S.P. 25 ...................            104,226         0.906             94,384
    Enhanced Death Benefit .............................         17,138,713         0.713         12,219,731
    Enhanced Death Benefit E.S.P. 25 ...................            581,551         0.904            525,635

Greenwich Street Series Fund
  Appreciation Portfolio
    Standard Death Benefit .............................          4,330,558         0.760          3,293,095
    Standard Death Benefit E.S.P. 25 ...................            147,859         0.919            135,906
    Enhanced Death Benefit .............................          7,251,516         0.759          5,500,516
    Enhanced Death Benefit E.S.P. 25 ...................            767,635         0.917            704,242
  Fundamental Value Portfolio
    Standard Death Benefit .............................         12,830,574         0.711          9,119,638
    Standard Death Benefit E.S.P. 25 ...................            320,859         0.905            290,316
    Enhanced Death Benefit .............................         21,108,224         0.709         14,965,414
    Enhanced Death Benefit E.S.P. 25 ...................          1,856,925         0.903          1,676,957

Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares
    Standard Death Benefit .............................         13,232,485         0.282          3,733,968
    Standard Death Benefit E.S.P. 25 ...................              8,606         0.816              7,024
    Enhanced Death Benefit .............................         25,550,416         0.281          7,181,145
    Enhanced Death Benefit E.S.P. 25 ...................             70,170         0.815             57,163
  Growth and Income Portfolio - Service Shares
    Standard Death Benefit .............................          3,472,993         0.553          1,920,697
    Standard Death Benefit E.S.P. 25 ...................             19,027         0.864             16,438
    Enhanced Death Benefit .............................          7,599,052         0.551          4,185,815
    Enhanced Death Benefit E.S.P. 25 ...................            117,085         0.862            100,958
  International Growth Portfolio - Service Shares
    Standard Death Benefit .............................         13,654,878         0.432          5,897,862
    Standard Death Benefit E.S.P. 25 ...................              1,689         0.853              1,440
    Enhanced Death Benefit .............................         21,263,036         0.430          9,147,326
    Enhanced Death Benefit E.S.P. 25 ...................            106,103         0.851             90,295

                                      -42-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                --------------------------------------------
                                                                ACCUMULATION        UNIT
                                                                    UNITS           VALUE         NET ASSETS
                                                                ------------       ------        -----------
PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Standard Death Benefit .............................         18,378,464        $1.127        $20,708,300
    Standard Death Benefit E.S.P. 25 ...................            502,635         1.072            538,995
    Enhanced Death Benefit .............................         24,725,625         1.124         27,790,557
    Enhanced Death Benefit E.S.P. 25 ...................          3,650,929         1.070          3,907,596

Putnam Variable Trust
  Putnam VT International Growth Fund - Class IB Shares
    Standard Death Benefit .............................          3,088,946         0.693          2,139,427
    Standard Death Benefit E.S.P. 25 ...................             31,162         0.918             28,617
    Enhanced Death Benefit .............................          3,950,388         0.691          2,729,245
    Enhanced Death Benefit E.S.P. 25 ...................            360,935         0.917            330,831
  Putnam VT Small Cap Value Fund - Class IB Shares
    Standard Death Benefit .............................          1,009,641         0.873            881,234
    Standard Death Benefit E.S.P. 25 ...................              8,247         0.978              8,068
    Enhanced Death Benefit .............................          2,796,684         0.871          2,434,886
    Enhanced Death Benefit E.S.P. 25 ...................            191,001         0.976            186,498
  Putnam VT Voyager II Fund - Class IB Shares
    Standard Death Benefit .............................            105,503         0.557             58,736
    Standard Death Benefit E.S.P. 25 ...................              7,931         0.851              6,753
    Enhanced Death Benefit .............................            550,898         0.555            305,930
    Enhanced Death Benefit E.S.P. 25 ...................             33,270         0.850             28,274

Salomon Brothers Variable Series Fund Inc.
  Capital Fund - Class I
    Standard Death Benefit .............................          6,503,977         0.694          4,514,019
    Standard Death Benefit E.S.P. 25 ...................             59,851         0.828             49,573
    Enhanced Death Benefit .............................          7,212,548         0.692          4,993,304
    Enhanced Death Benefit E.S.P. 25 ...................            819,215         0.827            677,235
  Investors Fund - Class I
    Standard Death Benefit .............................         16,296,829         0.919         14,976,631
    Standard Death Benefit E.S.P. 25 ...................            212,764         0.855            181,951
    Enhanced Death Benefit .............................         19,992,017         0.913         18,250,942
    Enhanced Death Benefit E.S.P. 25 ...................          1,005,163         0.854            857,957

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Standard Death Benefit .............................            491,361         0.806            395,857
    Standard Death Benefit E.S.P. 25 ...................                 --         0.804                 --
    Enhanced Death Benefit .............................            343,455         0.805            276,424
    Enhanced Death Benefit E.S.P. 25 ...................            148,905         0.803            119,641

                                      -43-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                --------------------------------------------
                                                                ACCUMULATION        UNIT
                                                                    UNITS           VALUE         NET ASSETS
                                                                ------------       ------        -----------
Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Standard Death Benefit .............................          2,896,144        $0.811        $ 2,347,501
    Standard Death Benefit E.S.P. 25 ...................                 --         0.899                 --
    Enhanced Death Benefit .............................          3,421,028         0.805          2,754,642
    Enhanced Death Benefit E.S.P. 25 ...................                 --         0.897                 --

The Travelers Series Trust
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit .............................          4,474,489         1.120          5,012,731
    Standard Death Benefit E.S.P. 25 ...................                 --         1.003                 --
    Enhanced Death Benefit .............................          5,790,543         1.113          6,444,118
    Enhanced Death Benefit E.S.P. 25 ...................                 --         1.001                 --
  Federated High Yield Portfolio
    Standard Death Benefit .............................          2,246,332         0.976          2,193,239
    Standard Death Benefit E.S.P. 25 ...................             30,894         0.975             30,113
    Enhanced Death Benefit .............................          3,328,517         0.975          3,246,547
    Enhanced Death Benefit E.S.P. 25 ...................            208,526         0.974            203,051
  Large Cap Portfolio
    Standard Death Benefit .............................         22,138,586         0.741         16,406,649
    Standard Death Benefit E.S.P. 25 ...................             68,965         0.861             59,380
    Enhanced Death Benefit .............................         30,387,292         0.736         22,370,377
    Enhanced Death Benefit E.S.P. 25 ...................            585,787         0.859            503,408
  Lazard International Stock Portfolio
    Standard Death Benefit .............................         24,811,387         0.597         14,812,831
    Standard Death Benefit E.S.P. 25 ...................             67,716         0.904             61,184
    Enhanced Death Benefit .............................         25,859,516         0.593         15,335,816
    Enhanced Death Benefit E.S.P. 25 ...................            957,940         0.902            863,889
  MFS Emerging Growth Portfolio
    Standard Death Benefit .............................            301,331         0.523            157,741
    Standard Death Benefit E.S.P. 25 ...................              5,344         0.786              4,198
    Enhanced Death Benefit .............................            300,291         0.522            156,801
    Enhanced Death Benefit E.S.P. 25 ...................             48,941         0.784             38,376

                                      -44-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                --------------------------------------------
                                                                ACCUMULATION        UNIT
                                                                    UNITS           VALUE         NET ASSETS
                                                                ------------       ------        -----------
The Travelers Series Trust (continued)
  MFS Mid Cap Growth Portfolio
    Standard Death Benefit .............................         19,149,188        $0.369        $ 7,067,153
    Standard Death Benefit E.S.P. 25 ...................            181,227         0.613            111,069
    Enhanced Death Benefit .............................         28,227,544         0.368         10,375,870
    Enhanced Death Benefit E.S.P. 25 ...................          1,401,208         0.612            857,119
  MFS Research Portfolio
    Standard Death Benefit .............................          5,607,453         0.656          3,680,578
    Standard Death Benefit E.S.P. 25 ...................             10,691         0.845              9,033
    Enhanced Death Benefit .............................          8,629,778         0.652          5,626,774
    Enhanced Death Benefit E.S.P. 25 ...................             82,716         0.843             69,760
  MFS Value Portfolio
    Standard Death Benefit .............................         10,529,874         0.946          9,960,224
    Standard Death Benefit E.S.P. 25 ...................             95,993         0.959             92,050
    Enhanced Death Benefit .............................         13,934,798         0.940         13,093,743
    Enhanced Death Benefit E.S.P. 25 ...................          1,012,827         0.957            969,387
  U.S. Government Securities Portfolio
    Standard Death Benefit .............................         17,746,646         1.289         22,874,317
    Standard Death Benefit E.S.P. 25 ...................            141,490         1.112            157,353
    Enhanced Death Benefit .............................         19,221,221         1.280         24,611,191
    Enhanced Death Benefit E.S.P. 25 ...................            951,673         1.110          1,056,344

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Standard Death Benefit .............................         16,802,401         0.746         12,526,293
    Standard Death Benefit E.S.P. 25 ...................              2,482         0.900              2,235
    Enhanced Death Benefit .............................         24,975,827         0.741         18,496,201
    Enhanced Death Benefit E.S.P. 25 ...................             67,654         0.899             60,795
  Alliance Growth Portfolio
    Standard Death Benefit .............................          1,201,346         0.533            640,822
    Standard Death Benefit E.S.P. 25 ...................             14,899         0.748             11,140
    Enhanced Death Benefit .............................          1,463,560         0.532            778,708
    Enhanced Death Benefit E.S.P. 25 ...................            111,003         0.746             82,837
  Smith Barney Aggressive Growth Portfolio
    Standard Death Benefit .............................         17,667,518         0.637         11,246,733
    Standard Death Benefit E.S.P. 25 ...................            768,352         0.801            615,426
    Enhanced Death Benefit .............................         30,374,545         0.634         19,259,007
    Enhanced Death Benefit E.S.P. 25 ...................          2,012,701         0.799          1,609,016
  Smith Barney High Income Portfolio
    Standard Death Benefit .............................         17,060,498         0.779         13,294,608
    Standard Death Benefit E.S.P. 25 ...................             36,175         0.984             35,602
    Enhanced Death Benefit .............................         18,451,057         0.774         14,283,216
    Enhanced Death Benefit E.S.P. 25 ...................            283,108         0.982            278,084
  Smith Barney Large Capitalization Growth Portfolio
    Standard Death Benefit .............................         37,813,309         0.872         32,962,072
    Standard Death Benefit E.S.P. 25 ...................            254,763         0.871            221,984
    Enhanced Death Benefit .............................         46,166,489         0.866         39,977,482
    Enhanced Death Benefit E.S.P. 25 ...................          2,021,347         0.870          1,757,947

                                      -45-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                --------------------------------------------
                                                                ACCUMULATION        UNIT
                                                                    UNITS           VALUE         NET ASSETS
                                                                ------------       ------        -----------
Travelers Series Fund Inc. (continued)
  Smith Barney Mid Cap Core Portfolio
    Standard Death Benefit .............................          4,813,912        $0.744      $   3,582,016
    Standard Death Benefit E.S.P. 25 ...................             78,770         0.978             77,003
    Enhanced Death Benefit .............................          7,828,725         0.742          5,810,761
    Enhanced Death Benefit E.S.P. 25 ...................            962,056         0.976            938,700
  Smith Barney Money Market Portfolio
    Standard Death Benefit .............................         24,522,332         1.105         27,086,189
    Standard Death Benefit E.S.P. 25 ...................             82,752         0.993             82,209
    Enhanced Death Benefit .............................         25,766,671         1.097         28,272,109
    Enhanced Death Benefit E.S.P. 25 ...................          2,136,289         0.992          2,118,233
  Travelers Managed Income Portfolio
    Standard Death Benefit .............................         46,789,996         1.106         51,765,748
    Standard Death Benefit E.S.P. 25 ...................            357,569         0.982            351,295
    Enhanced Death Benefit .............................         51,117,577         1.099         56,179,101
    Enhanced Death Benefit E.S.P. 25 ...................          3,230,893         0.981          3,168,131

Van Kampen Life Investment Trust
  Emerging Growth Portfolio - Class II Shares
    Standard Death Benefit .............................            552,800         0.538            297,487
    Standard Death Benefit E.S.P. 25 ...................             36,323         0.748             27,187
    Enhanced Death Benefit .............................          1,125,440         0.537            604,138
    Enhanced Death Benefit E.S.P. 25 ...................            152,259         0.747            113,744

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Standard Death Benefit .............................          1,392,276         0.689            959,826
    Standard Death Benefit E.S.P. 25 ...................             80,922         0.886             71,675
    Enhanced Death Benefit .............................          2,500,836         0.688          1,719,777
    Enhanced Death Benefit E.S.P. 25 ...................            236,075         0.884            208,703

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Standard Death Benefit .............................          2,260,935         0.908          2,052,158
    Standard Death Benefit E.S.P. 25 ...................            148,745         0.991            147,436
    Enhanced Death Benefit .............................          3,484,259         0.905          3,154,586
    Enhanced Death Benefit E.S.P. 25 ...................            261,059         0.989            258,270
                                                                                               -------------

Net Contract Owners' Equity ............................                                       $ 860,021,580
                                                                                               =============

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS

                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES         VALUE        PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
AIM VARIABLE INSURANCE FUNDS (0.2%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $2,177,604)                                                      99,734   $  1,617,682   $  1,346,795   $    437,609
                                                                           ------------   ------------   ------------   ------------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (1.8%)
  Growth & Income Portfolio - Class B (Cost $14,965,669)                        707,568     11,667,798      6,537,096      2,022,748
  Premier Growth Portfolio - Class B (Cost $5,392,222)                          221,952      3,837,551      2,288,303      1,819,513
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $20,357,891)                                                    929,520     15,505,349      8,825,399      3,842,261
                                                                           ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.6%)
  Credit Suisse Emerging Markets Portfolio
    Total (Cost $5,982,280)                                                     707,807      5,266,086     12,310,603     13,610,314
                                                                           ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (3.4%)
  VIP REIT Series - Standard Class (Cost $15,091,951)                         1,383,644     16,230,145     10,783,297      9,013,628
  VIP Small Cap Value Series - Standard Class (Cost $12,667,483)                697,815     12,658,365      9,316,632      8,003,181
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $27,759,434)                                                  2,081,459     28,888,510     20,099,929     17,016,809
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (4.3%)
  Appreciation Portfolio - Initial Shares (Cost $24,057,786)                    653,493     18,807,539      2,312,373      4,659,735
  Small Cap Portfolio - Initial Shares (Cost $32,040,005)                       641,502     18,218,669      1,789,120      4,427,812
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $56,097,791)                                                  1,294,995     37,026,208      4,101,493      9,087,547
                                                                           ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (5.3%)
  Franklin Small Cap Fund - Class 2 (Cost $24,547,680)                        1,195,647     15,184,717      2,174,509      4,018,496
  Mutual Shares Securities Fund - Class 2 (Cost $1,364,304)                     109,402      1,315,016      1,699,152        302,387
  Templeton Developing Markets Securities Fund - Class 2 (Cost $7,445,228)    1,530,899      7,179,917     40,756,214     41,960,205
  Templeton Foreign Securities Fund - Class 2 (Cost $24,427,066)              2,320,529     21,859,386    178,219,090    179,930,735
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $57,784,278)                                                  5,156,477     45,539,036    222,848,965    226,211,823
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (4.1%)
  Appreciation Portfolio (Cost $11,164,380)                                     548,104      9,635,667      7,599,175      1,972,553
  Fundamental Value Portfolio (Cost $34,043,032)                              1,789,661     26,057,460     16,020,192      4,865,739
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $45,207,412)                                                  2,337,765     35,693,127     23,619,367      6,838,292
                                                                           ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (3.8%)
  Aggressive Growth Portfolio - Service Shares (Cost $27,166,535)               703,038     10,981,458      1,356,465      3,251,866
  Growth and Income Portfolio - Service Shares (Cost $9,418,490)                538,507      6,225,143        838,869      2,932,892
  International Growth Portfolio - Service Shares (Cost $17,735,479)            881,250     15,139,879     84,687,029     90,480,839
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $54,320,504)                                                  2,122,795     32,346,480     86,882,363     96,665,597
                                                                           ------------   ------------   ------------   ------------

OCC ACCUMULATION TRUST (0.0%)
  Equity Portfolio
    Total (Cost $0)                                                                  --             --        433,733     12,645,594
                                                                           ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (6.2%)
  Total Return Portfolio - Administrative Class
    Total (Cost $51,902,554)                                                  5,176,534     52,955,941     37,242,853      4,937,241
                                                                           ------------   ------------   ------------   ------------

                                      -47-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                       FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                           ---------------------------------------------------------
                                                                              NO. OF         MARKET         COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
PUTNAM VARIABLE TRUST (1.1%)
  Putnam VT International Growth Fund - Class IB Shares (Cost $5,264,138)       517,736   $  5,229,138   $ 66,989,408   $ 64,135,692
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $4,241,938)            288,765      3,511,384      3,568,851      2,178,633
  Putnam VT Voyager II Fund - Class IB Shares (Cost $554,396)                   114,221        399,775        283,728        555,113
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $10,060,472)                                                    920,722      9,140,297     70,841,987     66,869,438
                                                                           ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (5.2%)
  Capital Fund - Class I (Cost $13,139,433)                                     909,070     10,236,129      8,318,515      1,908,557
  Investors Fund - Class I (Cost $43,692,848)                                 3,529,779     34,274,158      6,321,181      8,487,183
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $56,832,281)                                                  4,438,849     44,510,287     14,639,696     10,395,740
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Large Cap Core Portfolio
    Total (Cost $859,185)                                                       112,351        792,076        986,222        118,113
                                                                           ------------   ------------   ------------   ------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.6%)
  Strong Multi Cap Value Fund II
    Total (Cost $6,584,540)                                                     700,019      5,103,136        666,655      2,415,842
                                                                           ------------   ------------   ------------   ------------

THE MONTGOMERY FUNDS III (0.0%)
  Montgomery Variable Series: Growth Fund
    Total (Cost $0)                                                                  --             --         77,719      3,339,627
                                                                           ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (21.9%)
  Disciplined Mid Cap Stock Portfolio (Cost $12,879,362)                        874,072     11,459,079        294,312      4,190,068
  Federated High Yield Portfolio (Cost $6,072,552)                              769,887      5,674,068      9,035,151      2,871,195
  Large Cap Portfolio (Cost $67,091,795)                                      3,708,534     39,347,543      2,781,389      8,211,753
  Lazard International Stock Portfolio (Cost $35,378,238)                     3,929,166     31,079,702     71,933,155     73,751,852
  MFS Emerging Growth Portfolio (Cost $532,308)                                  49,335        357,187        373,740        177,540
  MFS Mid Cap Growth Portfolio (Cost $45,761,170)                             3,668,297     18,414,851      7,507,376      2,760,133
  MFS Research Portfolio (Cost $16,388,253)                                   1,439,874      9,387,980        487,936      3,049,462
  MFS Value Portfolio (Cost $27,606,914)                                      2,740,924     24,120,129     10,245,356      6,115,309
  U.S. Government Securities Portfolio (Cost $46,453,054)                     3,706,906     48,708,738     26,135,854     16,527,296
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $258,163,646)                                                20,886,995    188,549,277    128,794,269    117,654,608
                                                                           ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (40.4%)
  AIM Capital Appreciation Portfolio (Cost $50,954,811)                       3,996,353     31,091,624     14,738,709      7,247,189
  Alliance Growth Portfolio (Cost $2,357,985)                                   124,388      1,513,804      1,172,690        569,954
  Smith Barney Aggressive Growth Portfolio (Cost $47,668,909)                 3,621,314     32,736,679     14,404,180      8,317,026
  Smith Barney High Income Portfolio (Cost $41,611,691)                       4,456,382     27,896,952     13,972,013     10,289,803
  Smith Barney Large Capitalization Growth Portfolio (Cost $108,893,936)      7,693,454     74,934,246      6,910,248     13,231,638
  Smith Barney Mid Cap Core Portfolio (Cost $12,213,256)                      1,043,140     10,410,541      8,692,489      1,660,857
  Smith Barney Money Market Portfolio (Cost $57,551,671)                     57,551,671     57,551,671    457,977,425    485,053,639
  Travelers Managed Income Portfolio (Cost $118,938,147)                     10,080,124    111,486,169     23,534,622     24,830,811
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $440,190,406)                                                88,566,826    347,621,686    541,402,376    551,200,917
                                                                           ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Emerging Growth Portfolio - Class II Shares
    Total (Cost $1,534,656)                                                      54,738      1,042,767        643,968        493,635
                                                                           ------------   ------------   ------------   ------------

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          FOR THE YEAR ENDED DECEMBER 31, 2002
                                                            -----------------------------------------------------------------
                                                                 NO. OF          MARKET           COST OF         PROCEEDS
                                                                 SHARES          VALUE           PURCHASES       FROM SALES
                                                            --------------   --------------   --------------   --------------
  VARIABLE ANNUITY PORTFOLIOS (0.3%)
    Smith Barney Small Cap Growth Opportunities Portfolio
      Total (Cost $3,728,890)                                      416,982   $    2,960,571   $    2,070,927   $      655,384
                                                            --------------   --------------   --------------   --------------

  VARIABLE INSURANCE PRODUCTS FUND III (0.6%)
    Mid Cap Portfolio - Service Class 2
      Total (Cost $5,922,584)                                      322,804        5,613,559        4,751,049          748,051
                                                            --------------   --------------   --------------   --------------

TOTAL INVESTMENTS (100%)
  (COST $1,105,466,408)                                                      $  860,172,075   $1,182,586,368   $1,145,184,442
                                                                             ==============   ==============   ==============

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS

                                                 YEAR            UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                 ENDED   UNITS   LOWEST TO     ASSETS     INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000s)   HIGHEST ($)   ($000s)   RATIO (%)   HIGHEST (%)     HIGHEST (%)*
                                                ------  ------  -------------  -------  ----------  -------------    ------------

AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund - Series I        2002    2,614  0.604 - 0.781    1,617        0.38   1.70 - 2.10   (31.70) - (31.37)
                                                 2001    1,544  0.882 - 1.142    1,387        0.31   1.70 - 2.10     (10.82) - 10.44
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Growth & Income Portfolio - Class B            2002   16,187  0.704 - 0.872   11,665        0.56   1.70 - 2.10   (23.86) - (23.59)

                                                 2001   11,642  0.923 - 1.144   10,859        0.18   1.70 - 2.10      (7.88) - 10.42

  Premier Growth Portfolio - Class B             2002    6,467  0.579 - 0.802    3,837          --   1.70 - 2.10   (32.23) - (32.08)
                                                 2001    5,878  0.853 - 1.183    5,231          --   1.70 - 2.10     (14.27) - 13.76
CREDIT SUISSE TRUST
  Credit Suisse Emerging Markets Portfolio       2002    6,735  0.776 - 1.048    5,265        0.17   1.70 - 2.10   (13.41) - (13.03)
                                                 2001    7,973  0.894 - 1.208    7,145          --   1.70 - 2.10      (11.31) - 5.23
DELAWARE VIP TRUST
  VIP REIT Series - Standard Class               2002   12,572  1.126 - 1.302   16,227        2.46   1.70 - 2.10         2.36 - 2.76
                                                 2001   11,516  1.100 - 1.267   14,530        1.76   1.70 - 2.10         1.48 - 6.92

  VIP Small Cap Value Series - Standard Class    2002   11,397  1.103 - 1.115   12,656        0.52   1.70 - 2.10    (15.26) - (7.16)
                                                 2001   10,498  1.193 - 1.201   12,574        0.92   1.70 - 2.10        9.73 - 12.34
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio - Initial Shares        2002   22,351  0.838 - 0.910   18,804        1.07   1.70 - 2.10    (18.40) - (2.15)
                                                 2001   24,717  1.025 - 1.114   25,396        0.83   1.70 - 2.10      (10.95) - 3.05

  Small Cap Portfolio - Initial Shares           2002   18,610  0.938 - 0.982   18,215        0.05   1.70 - 2.10   (23.45) - (20.49)
                                                 2001   20,740  1.185 - 1.235   25,557        0.45   1.70 - 2.10      (7.87) - 12.32
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2              2002   17,319  0.857 - 0.881   15,182        0.25   1.70 - 2.10   (30.15) - (29.86)
                                                 2001   18,925  1.227 - 1.256   23,700        0.38   1.70 - 2.10     (16.78) - 19.82

  Mutual Shares Securities Fund - Class 2        2002    1,561  0.841 - 0.843    1,315        0.51   1.70 - 2.10   (16.14) - (14.93)
  Templeton Developing Markets
    Securities Fund - Class 2                    2002    7,878  0.904 - 1.115    7,178        1.44   1.70 - 2.10     (2.20) - (1.83)
                                                 2001    8,845  0.922 - 1.138    8,185        0.74   1.70 - 2.10      (9.78) - 11.24

  Templeton Foreign Securities Fund - Class 2    2002   30,385  0.713 - 0.906   21,855        1.47   1.70 - 2.10   (20.21) - (19.87)
                                                 2001   31,057  0.892 - 1.134   27,776        2.46   1.70 - 2.10      (17.56) - 3.94
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                         2002   12,498  0.759 - 0.919    9,634        1.80   1.70 - 2.10   (19.28) - (18.98)
                                                 2001    5,937  0.937 - 1.136    5,634        0.78   1.70 - 2.10       (6.11) - 5.67

  Fundamental Value Portfolio                    2002   36,117  0.709 - 0.905   26,052        1.13   1.70 - 2.10   (22.95) - (22.63)
                                                 2001   24,541  0.918 - 1.172   22,707        0.55   1.70 - 2.10      (8.20) - 14.34
JANUS ASPEN SERIES
  Aggressive Growth Portfolio - Service Shares   2002   38,862  0.281 - 0.816   10,979          --   1.70 - 2.10    (29.56) - (4.11)
                                                 2001   44,511  0.398 - 1.157   17,779          --   1.70 - 2.10      (40.77) - 2.48

  Growth and Income Portfolio - Service Shares   2002   11,208  0.551 - 0.864    6,224        0.53   1.70 - 2.10   (23.45) - (23.09)
                                                 2001   14,097  0.717 - 1.126   10,354        0.87   1.70 - 2.10      (15.25) - 4.94
  International Growth Portfolio -
    Service Shares                               2002   35,026  0.430 - 0.853   15,137        0.60   1.70 - 2.10   (27.33) - (27.03)
                                                 2001   45,445  0.590 - 1.171   26,889        0.72   1.70 - 2.10      (24.84) - 4.09

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR            UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                 ENDED   UNITS   LOWEST TO     ASSETS     INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000s)   HIGHEST ($)   ($000s)   RATIO (%)   HIGHEST (%)     HIGHEST (%)*
                                                ------  ------  -------------  -------  ----------  -------------    ------------

PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class  2002   47,258  1.070 - 1.127   52,945        4.05   1.70 - 2.10         6.79 - 7.23
                                                 2001   18,460  1.002 - 1.051   19,335        2.78   1.70 - 2.10       (0.79) - 4.69
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares                              2002    7,431  0.691 - 0.918    5,228        0.47   1.70 - 2.10   (19.35) - (19.04)
                                                 2001    3,254  0.855 - 1.137    2,810          --   1.70 - 2.10      (13.98) - 5.77
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                    2002    4,006  0.871 - 0.978    3,511        0.18   1.70 - 2.10   (25.63) - (19.61)
                                                 2001    2,861  1.085 - 1.220    3,111          --   1.70 - 2.10         7.00 - 9.52

  Putnam VT Voyager II Fund - Class IB Shares    2002      698  0.555 - 0.851      400          --   1.70 - 2.10    (31.06) - (4.49)
                                                 2001    1,059  0.803 - 1.233      861          --   1.70 - 2.10      (23.14) - 5.93
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund - Class I                         2002   14,596  0.692 - 0.828   10,234        0.49   1.70 - 2.10   (26.62) - (25.87)
                                                 2001    7,607  0.941 - 1.127    7,194        1.32   1.70 - 2.10       (6.27) - 8.47

  Investors Fund - Class I                       2002   37,507  0.854 - 0.919   34,267        1.12   1.70 - 2.10   (24.62) - (24.36)
                                                 2001   39,594  1.133 - 1.215   47,947        0.96   1.70 - 2.10       (5.91) - 6.99
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio          2002      984  0.803 - 0.806      792        0.84   1.70 - 2.10   (20.73) - (19.64)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II                 2002    6,317  0.805 - 0.811    5,102        0.41   1.70 - 1.85   (24.63) - (24.42)
                                                 2001    8,338  1.068 - 1.073    8,921          --   1.70 - 1.85         2.30 - 2.39
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio            2002   10,265  1.113 - 1.120   11,457        0.50   1.70 - 1.85   (15.87) - (15.79)
                                                 2001   13,210  1.323 - 1.330   17,522        0.27   1.70 - 1.85     (5.84) - (5.67)

  Federated High Yield Portfolio                 2002    5,814  0.974 - 0.976    5,673       26.94   1.70 - 2.10       (2.50) - 6.21

  Large Cap Portfolio                            2002   53,181  0.736 - 0.861   39,340        0.46   1.70 - 2.10   (24.45) - (24.08)
                                                 2001   59,388  0.971 - 1.137   57,837        0.48   1.70 - 2.10      (18.88) - 4.12

  Lazard International Stock Portfolio           2002   51,697  0.593 - 0.904   31,074        2.06   1.70 - 2.10   (14.74) - (14.47)
                                                 2001   54,692  0.694 - 1.059   38,109        0.16   1.70 - 2.10      (27.56) - 0.76

  MFS Emerging Growth Portfolio                  2002      656  0.522 - 0.786      357          --   1.70 - 2.10   (35.63) - (30.44)
                                                 2001      417  0.809 - 1.218      338          --   1.70 - 2.10      (19.42) - 0.66

  MFS Mid Cap Growth Portfolio                   2002   48,959  0.368 - 0.613   18,411          --   1.70 - 2.10   (49.88) - (49.73)
                                                 2001   40,049  0.732 - 1.221   29,464          --   1.70 - 2.10     (25.08) - 14.76

  MFS Research Portfolio                         2002   14,331  0.652 - 0.845    9,386        0.54   1.70 - 2.10   (26.76) - (26.46)
                                                 2001   17,615  0.887 - 1.151   15,679        0.04   1.70 - 2.10      (23.93) - 8.08

  MFS Value Portfolio                            2002   25,573  0.940 - 0.959   24,115        2.20   1.70 - 2.10   (14.93) - (14.62)
                                                 2001   22,650  1.102 - 1.126   25,023        0.84   1.70 - 2.10       (0.90) - 7.14

  U.S. Government Securities Portfolio           2002   38,061  1.110 - 1.289   48,699        7.37   1.70 - 2.10       11.22 - 11.70
                                                 2001   32,315  0.998 - 1.154   37,133        4.05   1.70 - 2.10       (2.25) - 4.06

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR            UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                 ENDED   UNITS   LOWEST TO     ASSETS     INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000s)   HIGHEST ($)   ($000s)   RATIO (%)   HIGHEST (%)     HIGHEST (%)*
                                                ------  ------  -------------  -------  ----------  -------------    ------------

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio             2002   41,848  0.741 - 0.900   31,086          --   1.70 - 2.10   (25.46) - (25.10)
                                                 2001   31,414  0.991 - 1.206   31,200          --   1.70 - 2.10      (25.21) - 3.25

  Alliance Growth Portfolio                      2002    2,791  0.532 - 0.748    1,514        0.63   1.70 - 2.10   (34.96) - (26.74)
                                                 2001    1,983  0.816 - 1.147    1,639        0.22   1.70 - 2.10      (18.40) - 8.31

  Smith Barney Aggressive Growth Portfolio       2002   50,823  0.634 - 0.801   32,730          --   1.70 - 2.10   (34.08) - (33.71)
                                                 2001   45,194  0.959 - 1.213   43,650          --   1.70 - 2.10      (5.80) - 12.95

  Smith Barney High Income Portfolio             2002   35,831  0.774 - 0.984   27,892       23.50   1.70 - 2.10     (5.30) - (4.88)
                                                 2001   39,620  0.815 - 1.037   32,397       12.18   1.70 - 2.10       (5.56) - 4.75
  Smith Barney Large Capitalization
    Growth Portfolio                             2002   86,256  0.866 - 0.872   74,919        0.34   1.70 - 2.10   (26.33) - (26.04)
                                                 2001   92,322  1.173 - 1.181  108,501          --   1.70 - 2.10     (14.13) - 10.68

  Smith Barney Mid Cap Core Portfolio            2002   13,683  0.742 - 0.978   10,408        0.11   1.70 - 2.10   (20.78) - (20.51)
                                                 2001    5,753  0.935 - 1.232    5,429          --   1.70 - 2.10      (6.40) - 15.79

  Smith Barney Money Market Portfolio            2002   52,508  0.992 - 1.105   57,559        1.27   1.70 - 2.10     (0.80) - (0.36)
                                                 2001   76,496  1.000 - 1.109   84,655        3.32   1.70 - 2.10         0.00 - 1.93

  Travelers Managed Income Portfolio             2002  101,496  0.981 - 1.106  111,464       10.34   1.70 - 2.10         0.10 - 0.45
                                                 2001  112,730  0.980 - 1.101  123,694        4.49   1.70 - 2.10       (2.68) - 4.96
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio - Class II Shares    2002    1,867  0.537 - 0.748    1,043        0.05   1.70 - 2.10   (34.07) - (29.37)
                                                 2001    1,767  0.812 - 1.133    1,460          --   1.70 - 2.10      (16.80) - 5.99
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                      2002    4,210  0.688 - 0.886    2,960          --   1.70 - 2.10   (27.18) - (24.08)
                                                 2001    2,576  0.942 - 1.214    2,441          --   1.70 - 2.10       (5.99) - 6.58
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2            2002    6,155  0.905 - 0.991    5,612        0.48   1.70 - 2.10   (11.93) - (11.50)
                                                 2001    2,004  1.025 - 1.123    2,064          --   1.70 - 2.10         1.08 - 9.88

* Total  return  lowest and  highest  range  displayed  is  calculated  from the beginning  of the fiscal year to the end of the fiscal year except  where a unit value  inception date occurred  during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    AIM V.I. PREMIER EQUITY FUND -               GROWTH & INCOME PORTFOLIO -
                                                              SERIES I                                    CLASS B
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...            1,544,427                    --            11,641,985                    --
Accumulation units purchased and
  transferred from other funding options            1,747,467             1,643,916             9,104,577            12,959,506
Accumulation units redeemed and
  transferred to other funding options .             (677,410)              (99,489)           (4,559,760)           (1,317,521)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            2,614,484             1,544,427            16,186,802            11,641,985
                                                  ===========           ===========           ===========           ===========

                                                     PREMIER GROWTH PORTFOLIO -
                                                              CLASS B
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...            5,878,064                    --
Accumulation units purchased and
  transferred from other funding options            3,879,156             6,324,137
Accumulation units redeemed and
  transferred to other funding options .           (3,289,755)             (446,073)
                                                  -----------           -----------
Accumulation units end of year .........            6,467,465             5,878,064
                                                  ===========           ===========

                                                   CREDIT SUISSE EMERGING MARKETS
                                                              PORTFOLIO                        VIP REIT SERIES - STANDARD CLASS
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...            7,972,837             7,559,498            11,516,268            10,452,620
Accumulation units purchased and
  transferred from other funding options           14,515,192            19,964,658            11,305,191             7,119,066
Accumulation units redeemed and ........
  transferred to other funding options .          (15,752,880)          (19,551,319)          (10,248,995)           (6,055,418)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            6,735,149             7,972,837            12,572,464            11,516,268
                                                  ===========           ===========           ===========           ===========

                                                    VIP SMALL CAP VALUE SERIES -
                                                           STANDARD CLASS
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           10,498,202             7,466,748
Accumulation units purchased and
  transferred from other funding options            9,662,228             5,938,555
Accumulation units redeemed and ........                                          .
  transferred to other funding options .           (8,763,920)           (2,907,101)
                                                  -----------           -----------
Accumulation units end of year .........           11,396,510            10,498,202
                                                  ===========           ===========

                                                   APPRECIATION PORTFOLIO - INITIAL             SMALL CAP PORTFOLIO - INITIAL
                                                               SHARES                                      SHARES
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...           24,716,933            24,236,809            20,740,151            17,591,737
Accumulation units purchased and
  transferred from other funding options            4,018,828             5,918,491             3,830,515             8,147,581
Accumulation units redeemed and
  transferred to other funding options .           (6,384,857)           (5,438,367)           (5,960,901)           (4,999,167)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           22,350,904            24,716,933            18,609,765            20,740,151
                                                  ===========           ===========           ===========           ===========

                                                       FRANKLIN SMALL CAP FUND -
                                                                CLASS 2
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           18,924,761            16,318,761
Accumulation units purchased and
  transferred from other funding options            4,792,572             7,469,205
Accumulation units redeemed and
  transferred to other funding options .           (6,398,415)           (4,863,205)
                                                  -----------           -----------
Accumulation units end of year .........           17,318,918            18,924,761
                                                  ===========           ===========

                                                   MUTUAL SHARES SECURITIES FUND -              TEMPLETON DEVELOPING MARKETS
                                                               CLASS 2                            SECURITIES FUND - CLASS 2
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --             8,845,097             7,119,343
Accumulation units purchased and
  transferred from other funding options            2,012,736                    --            44,812,265           149,338,780
Accumulation units redeemed and
  transferred to other funding options .             (451,966)                   --           (45,779,856)          (147,613,026)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            1,560,770                    --             7,877,506             8,845,097
                                                  ===========           ===========           ===========           ===========

                                                    TEMPLETON FOREIGN SECURITIES
                                                            FUND - CLASS 2
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           31,056,866            25,726,975
Accumulation units purchased and
  transferred from other funding options          219,246,447           540,378,725
Accumulation units redeemed and
  transferred to other funding options .          (219,917,973)         (535,048,834)
                                                  -----------           -----------
Accumulation units end of year .........           30,385,340            31,056,866
                                                  ===========           ===========

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                        APPRECIATION PORTFOLIO                   FUNDAMENTAL VALUE PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...            5,936,641                    --            24,540,967                    --
Accumulation units purchased and
  transferred from other funding options           10,426,730             6,597,048            24,028,134            27,815,210
Accumulation units redeemed and
  transferred to other funding options .           (3,865,803)             (660,407)          (12,452,519)           (3,274,243)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           12,497,568             5,936,641            36,116,582            24,540,967
                                                  ===========           ===========           ===========           ===========

                                                    AGGRESSIVE GROWTH PORTFOLIO -
                                                          SERVICE SHARES
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           44,510,703            28,018,905
Accumulation units purchased and
  transferred from other funding options            8,480,707            28,406,161
Accumulation units redeemed and
  transferred to other funding options .          (14,129,733)          (11,914,363)
                                                  -----------           -----------
Accumulation units end of year .........           38,861,677            44,510,703
                                                  ===========           ===========

                                                    GROWTH AND INCOME PORTFOLIO -             INTERNATIONAL GROWTH PORTFOLIO -
                                                           SERVICE SHARES                              SERVICE SHARES
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...           14,096,585            12,147,512            45,445,231            33,724,340
Accumulation units purchased and
  transferred from other funding options            1,764,833             7,933,701           162,659,740           134,958,836
Accumulation units redeemed and
  transferred to other funding options .           (4,653,261)           (5,984,628)          (173,079,265)         (123,237,945)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           11,208,157            14,096,585            35,025,706            45,445,231
                                                  ===========           ===========           ===========           ===========

                                                           EQUITY PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           14,546,516            17,561,762
Accumulation units purchased and
  transferred from other funding options              427,276             1,767,677
Accumulation units redeemed and
  transferred to other funding options .          (14,973,792)           (4,782,923)
                                                  -----------           -----------
Accumulation units end of year .........                   --            14,546,516
                                                  ===========           ===========

                                                      TOTAL RETURN PORTFOLIO -                 PUTNAM VT INTERNATIONAL GROWTH
                                                        ADMINISTRATIVE CLASS                        FUND - CLASS IB SHARES
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...           18,459,990                    --             3,253,735                    --
Accumulation units purchased and
  transferred from other funding options           41,830,244            20,496,680            86,783,247            65,482,009
Accumulation units redeemed and
  transferred to other funding options .          (13,032,581)           (2,036,690)          (82,605,551)          (62,228,274)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           47,257,653            18,459,990             7,431,431             3,253,735
                                                  ===========           ===========           ===========           ===========

                                                       PUTNAM VT SMALL CAP VALUE
                                                         FUND - CLASS IB SHARES
                                                   ---------------------------------
                                                       2002                  2001
                                                   -----------           -----------
Accumulation units beginning of year ...             2,861,199                    --
Accumulation units purchased and
  transferred from other funding options             4,068,447             3,082,471
Accumulation units redeemed and
  transferred to other funding options .            (2,924,073)             (221,272)
                                                   -----------           -----------
Accumulation units end of year .........             4,005,573             2,861,199
                                                   ===========           ===========

                                                     PUTNAM VT VOYAGER II FUND -
                                                            CLASS IB SHARES                          CAPITAL FUND - CLASS I
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...            1,059,333                    --             7,606,741                    --
Accumulation units purchased and
  transferred from other funding options              407,675             1,426,415            11,434,374             8,952,632
Accumulation units redeemed and
  transferred to other funding options .             (769,406)             (367,082)           (4,445,524)           (1,345,891)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              697,602             1,059,333            14,595,591             7,606,741
                                                  ===========           ===========           ===========           ===========

                                                      INVESTORS FUND - CLASS I
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           39,594,415            21,676,954
Accumulation units purchased and
  transferred from other funding options           12,287,992            27,383,488
Accumulation units redeemed and
  transferred to other funding options .          (14,375,634)           (9,466,027)
                                                  -----------           -----------
Accumulation units end of year .........           37,506,773            39,594,415
                                                  ===========           ===========

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                     SMITH BARNEY LARGE CAP CORE
                                                              PORTFOLIO                         STRONG MULTI CAP VALUE FUND II
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --             8,337,608             8,347,523
Accumulation units purchased and
  transferred from other funding options            1,154,497                    --               620,800             3,372,987
Accumulation units redeemed and
  transferred to other funding options .             (170,776)                   --            (2,641,236)           (3,382,902)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              983,721                    --             6,317,172             8,337,608
                                                  ===========           ===========           ===========           ===========

                                                     MONTGOMERY VARIABLE SERIES:
                                                             GROWTH FUND
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...            4,702,096             6,205,242
Accumulation units purchased and
  transferred from other funding options              158,499               813,525
Accumulation units redeemed and
  transferred to other funding options .           (4,860,595)           (2,316,671)
                                                  -----------           -----------
Accumulation units end of year .........                   --             4,702,096
                                                  ===========           ===========

                                                      DISCIPLINED MID CAP STOCK                  DISCIPLINED SMALL CAP STOCK
                                                              PORTFOLIO                                   PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...           13,210,283            14,403,691                    --             6,289,025
Accumulation units purchased and
  transferred from other funding options              470,998             2,987,572                    --             1,059,700
Accumulation units redeemed and
  transferred to other funding options .           (3,416,249)           (4,180,980)                   --            (7,348,725)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           10,265,032            13,210,283                    --                    --
                                                  ===========           ===========           ===========           ===========

                                                    FEDERATED HIGH YIELD PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...                   --                    --
Accumulation units purchased and
  transferred from other funding options            9,828,277                    --
Accumulation units redeemed and
  transferred to other funding options .           (4,014,008)                   --
                                                  -----------           -----------
Accumulation units end of year .........            5,814,269                    --
                                                  ===========           ===========

                                                     JURIKA & VOYLES CORE EQUITY
                                                              PORTFOLIO                             LARGE CAP PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --             4,042,266            59,387,508            53,397,397
Accumulation units purchased and
  transferred from other funding options                   --             1,093,148             8,281,974            21,486,947
Accumulation units redeemed and
  transferred to other funding options .                   --            (5,135,414)          (14,488,852)          (15,496,836)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........                   --                    --            53,180,630            59,387,508
                                                  ===========           ===========           ===========           ===========

                                                      LAZARD INTERNATIONAL STOCK
                                                              PORTFOLIO
                                                  ---------------------------------
                                                      2002                 2001
                                                  -----------          ------------
Accumulation units beginning of year ...           54,691,856            47,837,387
Accumulation units purchased and
  transferred from other funding options          115,492,520           259,961,388
Accumulation units redeemed and
  transferred to other funding options .          (118,487,817)        (253,106,919)
                                                  -----------          ------------
Accumulation units end of year .........           51,696,559            54,691,856
                                                  ===========          ============

                                                    MFS EMERGING GROWTH PORTFOLIO                MFS MID CAP GROWTH PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...              416,724                    --            40,048,582            20,971,456
Accumulation units purchased and
  transferred from other funding options              507,746               423,004            23,642,668            29,382,139
Accumulation units redeemed and
  transferred to other funding options .             (268,563)               (6,280)          (14,732,083)          (10,305,013)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              655,907               416,724            48,959,167            40,048,582
                                                  ===========           ===========           ===========           ===========

                                                        MFS RESEARCH PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           17,615,280            19,562,773
Accumulation units purchased and
  transferred from other funding options            1,403,261             4,291,960
Accumulation units redeemed and
  transferred to other funding options .           (4,687,903)           (6,239,453)
                                                  -----------           -----------
Accumulation units end of year .........           14,330,638            17,615,280
                                                  ===========           ===========

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                        MFS VALUE PORTFOLIO                       STRATEGIC STOCK PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...           22,650,204            14,940,067                    --             5,405,829
Accumulation units purchased and
  transferred from other funding options           13,014,316            13,322,746                    --               645,827
Accumulation units redeemed and
  transferred to other funding options .          (10,091,028)           (5,612,609)                   --            (6,051,656)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           25,573,492            22,650,204                    --                    --
                                                  ===========           ===========           ===========           ===========

                                                     U.S. GOVERNMENT SECURITIES
                                                             PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           32,314,953            25,976,994
Accumulation units purchased and
  transferred from other funding options           27,272,146            26,807,078
Accumulation units redeemed and
  transferred to other funding options .          (21,526,069)          (20,469,119)
                                                  -----------           -----------
Accumulation units end of year .........           38,061,030            32,314,953
                                                  ===========           ===========

                                                       AIM CAPITAL APPRECIATION
                                                              PORTFOLIO                           ALLIANCE GROWTH PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...           31,413,534            31,726,825             1,983,038                    --
Accumulation units purchased and
  transferred from other funding options           21,224,370             9,143,261             1,874,939             2,749,817
Accumulation units redeemed and
  transferred to other funding options .          (10,789,540)           (9,456,552)           (1,067,169)             (766,779)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           41,848,364            31,413,534             2,790,808             1,983,038
                                                  ===========           ===========           ===========           ===========

                                                   SMITH BARNEY AGGRESSIVE GROWTH
                                                              PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           45,194,049            16,878,392
Accumulation units purchased and
  transferred from other funding options           26,883,266            35,344,598
Accumulation units redeemed and
  transferred to other funding options .          (21,254,199)           (7,028,941)
                                                  -----------           -----------
Accumulation units end of year .........           50,823,116            45,194,049
                                                  ===========           ===========

                                                       SMITH BARNEY HIGH INCOME                       SMITH BARNEY LARGE
                                                              PORTFOLIO                        CAPITALIZATION GROWTH PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...           39,620,015            34,426,604            92,321,649            77,816,285
Accumulation units purchased and
  transferred from other funding options           14,000,338            19,563,075            19,062,647            33,887,956
Accumulation units redeemed and
  transferred to other funding options .          (17,789,515)          (14,369,664)          (25,128,388)          (19,382,592)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           35,830,838            39,620,015            86,255,908            92,321,649
                                                  ===========           ===========           ===========           ===========

                                                      SMITH BARNEY MID CAP CORE
                                                               PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...            5,752,532                    --
Accumulation units purchased and
  transferred from other funding options           12,146,790             7,224,502
Accumulation units redeemed and
  transferred to other funding options .           (4,215,859)           (1,471,970)
                                                  -----------           -----------
Accumulation units end of year .........           13,683,463             5,752,532
                                                  ===========           ===========

                                                      SMITH BARNEY MONEY MARKET                   TRAVELERS MANAGED INCOME
                                                             PORTFOLIO                                    PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...           76,496,118            43,491,651           112,730,376            89,452,386
Accumulation units purchased and
  transferred from other funding options          481,048,237           956,787,071            30,460,808            61,646,711
Accumulation units redeemed and
  transferred to other funding options .          (505,036,311)         (923,782,604)         (41,695,149)          (38,368,721)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           52,508,044            76,496,118           101,496,035           112,730,376
                                                  ===========           ===========           ===========           ===========

                                                    EMERGING GROWTH PORTFOLIO -
                                                         CLASS II SHARES
                                                 ---------------------------------
                                                     2002                  2001
                                                 -----------           -----------
Accumulation units beginning of year ...           1,767,092                    --
Accumulation units purchased and
  transferred from other funding options             980,843             1,926,234
Accumulation units redeemed and
  transferred to other funding options .            (881,113)             (159,142)
                                                 -----------           -----------
Accumulation units end of year .........           1,866,822             1,767,092
                                                 ===========           ===========

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                    SMITH BARNEY SMALL CAP GROWTH                MID CAP PORTFOLIO - SERVICE
                                                       OPPORTUNITIES PORTFOLIO                             CLASS 2
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                  2002                 2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...            2,575,615                    --             2,004,041                    --
Accumulation units purchased and
  transferred from other funding options            2,911,555             2,786,191             5,966,738             2,132,627
Accumulation units redeemed and
  transferred to other funding options .           (1,277,061)             (210,576)           (1,815,781)             (128,586)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            4,210,109             2,575,615             6,154,998             2,004,041
                                                  ===========           ===========           ===========           ===========

                                                               COMBINED
                                                  ----------------------------------
                                                       2002                  2001
                                                  --------------      --------------
Accumulation units beginning of year ...           1,040,480,800         750,773,757
Accumulation units purchased and
  transferred from other funding options           1,511,934,806       2,598,345,012
Accumulation units redeemed and
  transferred to other funding options .          (1,499,829,094)     (2,308,637,969)
                                                  --------------      --------------
Accumulation units end of year .........           1,052,586,512       1,040,480,800
                                                  ==============      ==============

                                      -57-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and
    Owners of Variable Annuity Contracts of The Travelers Separate Account
    TM II for Variable Annuities:

We have audited the  accompanying  statements of assets and  liabilities  of The
Travelers Separate Account TM II for Variable Annuities as of December 31, 2002,
and the related  statements of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of The
Travelers Separate Account TM II for Variable Annuities as of December 31, 2002,
the results of its  operations  for the year then ended,  the changes in its net assets for each of the two years in the period  then  ended,  and the  financial highlights  for each of the two years in the period  then ended,  in  conformity with accounting principles generally accepted in the United States of America.

                                                 /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -58-

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                       This page intentionally left blank

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer  of units of The  Travelers  Separate  Account  TM II for  Variable
Annuities or shares of Separate Account TM II's underlying  funds. It should not be used in connection  with any offer except in conjunction  with the Prospectus for The  Travelers  Separate  Account TM II for  Variable  Annuities  product(s)
offered by The Travelers Life and Annuity  Company and the  Prospectuses  of the
underlying  funds,  which  collectively   contain  all  pertinent   information,
including the applicable sales commissions.

SepTM II  (Annual)  (12-02)  Printed in U.S.A.

                            INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and
Annuity Company as of December 31, 2002 and 2001, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity
Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31,
2002, in conformity with accounting principles generally accepted in the United
States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)

FOR THE YEAR ENDED DECEMBER 31,                                     2002         2001         2000
                                                                 ---------    ---------    ---------
REVENUES
Premiums                                                         $  42,893    $  39,222    $  33,941
Net investment income                                              311,946      251,054      214,174
Realized investment gains (losses)                                 (30,584)      26,144       (7,396)
Fee income                                                         189,686      173,113      127,378
Other revenues                                                      19,530       14,317        9,625
----------------------------------------------------------------------------------------------------
     Total Revenues                                                533,471      503,850      377,722
----------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                               94,513       88,842       78,403
Interest credited to contractholders                               180,610      125,880       77,579
Amortization of deferred acquisition costs                          66,972       89,475       68,254
Operating expenses                                                  32,352       23,404       14,095
----------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                   374,447      327,601      238,331
----------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                  159,024      176,249      139,391

Federal income taxes
     Current                                                       (31,143)     (19,007)      11,738
     Deferred                                                       86,797       80,096       36,748
----------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                     55,654       61,089       48,486
----------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                     103,370      115,160       90,905

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax                     --          (62)          --
----------------------------------------------------------------------------------------------------

Net Income                                                       $ 103,370    $ 115,098    $  90,905
====================================================================================================

                       See Notes to Financial Statements.

                                       F-2

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                 BALANCE SHEETS
                                ($ IN THOUSANDS)

AT DECEMBER 31,                                                       2002           2001
---------------------------------------------------------------------------------------------

ASSETS
Fixedmaturities, available for sale at fair value
     (including $144,284 and $102,347 subject to securities
     lending agreements) (cost $4,385,801 and $3,308,142)         $ 4,520,299   $ 3,352,227
Equity securities, at fair value (cost $14,939 and $16,251)            14,495        15,738
Mortgage loans                                                        134,078       125,629
Short-term securities                                                 475,365       206,759
Other invested assets                                                 384,616       238,429
---------------------------------------------------------------------------------------------
      Total Investments                                             5,528,853     3,938,782
---------------------------------------------------------------------------------------------
Separate accounts                                                   6,862,009     7,681,791
Deferred acquisition costs                                          1,064,118       814,369
Premiums and fees receivable                                           59,636        56,207
Other assets                                                          179,558       165,118
---------------------------------------------------------------------------------------------
     Total Assets                                                 $13,694,174   $12,656,267
---------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                  $1,145,692    $1,040,856
Contractholder funds                                                3,886,083     2,624,570
Separate accounts                                                   6,862,009     7,681,791
Other liabilities                                                     441,249       261,395
Deferred federal income taxes                                         199,350        70,091
---------------------------------------------------------------------------------------------
     Total Liabilities                                             12,534,383    11,678,703
---------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                        3,000         3,000
Additional paid-in capital                                            417,316       417,316
Retained earnings                                                     644,534       541,164
Accumulated other changes in equity from nonowner sources              94,941        16,084
---------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                     1,159,791       977,564
---------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                   $13,694,174   $12,656,267
=============================================================================================

                       See Notes to Financial Statements.

                                       F-3

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)

                                                                          FOR THE YEAR ENDED
                                                                             DECEMBER 31,
------------------------------------------------------------------------------------------------------
COMMON STOCK                                                        2002         2001          2000
------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $    3,000   $    3,000    $    3,000
Changes in common stock                                                  --           --            --
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $    3,000   $    3,000    $    3,000
======================================================================================================

------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $  417,316   $  417,316    $  167,316
Contribution from Parent Company                                         --           --       250,000
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $  417,316   $  417,316    $  417,316
======================================================================================================

------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $  541,164   $  426,066    $  335,161
Net income                                                          103,370      115,098        90,905
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $  644,534   $  541,164    $  426,066
======================================================================================================

------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $   16,084   $   13,622    $  (39,312)
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax             --           62            --
Unrealized gains (losses), net of tax                                73,750         (924)       52,934
Derivative instrument hedging activity gains,
    net of tax                                                        5,107        3,324            --
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $   94,941   $   16,084    $   13,622
======================================================================================================

------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------

Net income                                                       $  103,370   $  115,098    $   90,905
Other changes in equity from nonowner sources                        78,857        2,462        52,934
------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                    $  182,227   $  117,560    $  143,839
======================================================================================================

------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDERS' EQUITY
------------------------------------------------------------------------------------------------------
Changes in total shareholder's equity                            $  182,227   $  117,560    $  393,839
Balance, beginning of year                                          977,564      860,004       466,165
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $1,159,791   $  977,564    $  860,004
======================================================================================================

                       See Notes to Financial Statements.

                                       F-4

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)

FOR THE YEARS ENDED DECEMBER 31,                                 2002             2001            2000
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $    43,490    $    37,915    $    33,609
     Net investment income received                              276,813        211,179        186,362
     Fee and other income received                               238,970        211,885        136,194
     Benefits and claims paid                                   (103,513)      (103,224)       (96,890)
     Interest credited to contractholders                       (180,610)      (125,880)       (77,579)
     Operating expenses paid                                    (343,932)      (354,506)      (325,180)
     Income taxes (paid) received                                 88,888         45,257        (38,548)
      Other                                                      (21,047)       (31,175)        40,628
------------------------------------------------------------------------------------------------------
         Net cash used in operating activities                      (941)      (108,549)      (141,404)
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                        255,009         97,712        220,841
         Mortgage loans                                           36,193         20,941         28,477
     Proceeds from sales of investments
         Fixed maturities                                      1,689,931        938,987        843,856
         Equity securities                                        35,556          6,363         30,772
         Mortgage loans                                               --             --         15,260
         Real estate held for sale                                    --            (36)         2,115

     Purchases of investments
         Fixed maturities                                     (3,018,069)    (2,022,618)    (1,564,237)
         Equity securities                                       (35,735)        (2,274)       (20,361)
         Mortgage loans                                          (44,632)       (14,494)       (17,016)
     Policy loans, net                                           (11,201)        (3,395)        (2,675)
     Short-term securities (purchases) sales, net               (268,606)        40,618       (166,259)
     Other investment (purchases) sales, net                     (20,915)        (6,334)           327
     Securities transactions in course of settlement, net        117,806         64,698         21,372
------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                (1,264,663)      (879,832)      (607,528)
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              1,486,056      1,178,421        629,138
     Contractholder fund withdrawals                            (224,542)      (185,464)      (115,289)
     Contribution from parent company                                 --             --        250,000
------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities             1,261,514        992,957        763,849
------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                   (4,090)         4,576         14,917
Cash at beginning of year                                         19,514         14,938             21
------------------------------------------------------------------------------------------------------
Cash at December 31,                                         $    15,424    $    19,514    $    14,938
======================================================================================================

                       See Notes to Financial Statements.

                                      F-5

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). On March 27, 2002, Travelers Property
Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of the majority of its remaining interest in
TPC. Prior to the IPO, the common stock of TIC was distributed by TPC to
Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the Financial Accounting
Standards Board (FASB) Statements of Financial Accounting Standards No. 141,
"Business Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible
Assets" (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting.
Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

                                       F-6

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively. There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted Statement of Financial Accounting
Standards No. 146, "Accounting for Costs Associated with Exit or Disposal
Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that
FAS 146 will materially affect the Company's financial statements.

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged. The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

                                       F-7

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46, "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $121.9 million and primarily consists of interests in security and real estate investment funds and below investment grade asset-backed and mortgage-backed securities. The Company is evaluating the impact of applying FIN 46 to existing
VIEs in which it has variable interests and has not yet completed this analysis.
However, at this time, it is anticipated that the effect on the Company's
Balance Sheets would be insignificant. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

                                       F-8

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value.
Changes in the assumptions could affect the fair values of investments.
Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Other invested assets include partnership investments and real estate joint ventures which are accounted for on the equity method of accounting.
Undistributed income of these investments is reported in net investment income.
Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

                                       F-9

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company does not hold or issue derivative instruments for trading purposes. (See
Note 9 for a more detailed description of the Company's derivative use.)
Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The
Company's fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities. Derivatives that are either hedging instruments that are carried at fair value or do not qualify as hedges under the new rules are also carried at fair value with changes in value reflected in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued
because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

The Company also purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized gains and losses. The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risk of the host contract, the entire instrument would not otherwise

                                       F-10

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

be re-measured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.
Derivatives embedded in convertible debt securities are classified as fixed maturity securities, consistent with the host instruments.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the risk management strategy as follows. Hedge accounting was generally used to account for derivatives. To qualify for hedge accounting the change in value of the derivative was expected to substantially offset the changes in value of the hedged item. Hedges were monitored to ensure that there was a high correlation between the derivative instruments and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the statement of income.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions-global, regional, or related to specific issuers or industries-could adversely affect these investments. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S.
dollars, the functional currency of the Company.

SEPARATE ACCOUNTS

The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life, universal life, deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product

                                       F-11

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

type based upon three different accounting pronouncements: Statement of
Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance
Enterprises" (FAS 60), Statement of Financial Accounting Standards No. 91,
"Accounting for Nonrefundable Fees and Costs Associated with Originating or
Acquiring Loans and Initial Direct Costs of Leases" (FAS 91) and Statement of
Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance
Enterprises for Certain Long Duration Contracts and for Realized Gains and
Losses from the Sale of Investments" (FAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years. DAC for universal life is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per FAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

VALUE OF INSURANCE IN FORCE

The value of insurance in force, reported in other assets, is an asset that was recorded in 1993 at the time of acquisition of TIC and the Company by
Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

                                       F-12

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.1% to 7.9% for these annuity products with a weighted average interest rate of 7.2%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.0%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, certain deferred annuity contracts and structured settlement contracts. For universal life contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life range from 4.1% to 6.5%, with a weighted average interest rate of 5.7%.

Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 3.0% to 10.0% with a weighted average interest rate of 5.8%.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company's liability for guaranty fund assessments was not significant.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state.
Permitted statutory accounting

                                       F-13

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                                       F-14

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.  INVESTMENTS

FIXED MATURITIES

The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                        GROSS         GROSS
DECEMBER 31, 2002                                      AMORTIZED      UNREALIZED    UNREALIZED         FAIR
($ IN THOUSANDS)                                          COST          GAINS         LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------

AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                          $  423,318     $   21,809     $       90     $  445,037
     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                     217,602          5,958          2,115        221,445
     Obligations of states and political
     subdivisions                                         49,472          7,170              0         56,642
     Debt securities issued by foreign
     governments                                          21,530          2,146            296         23,380
     All other corporate bonds                         2,932,069        157,225         82,175      3,007,119
     All other debt securities                           737,215         35,255         10,926        761,544
     Redeemable preferred stock                            4,595          1,785          1,248          5,132
-------------------------------------------------------------------------------------------------------------
         Total Available For Sale                     $4,385,801     $  231,348     $   96,850     $4,520,299
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                        GROSS         GROSS
DECEMBER 31, 2001                                      AMORTIZED      UNREALIZED    UNREALIZED         FAIR
($ IN THOUSANDS)                                          COST          GAINS         LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------

AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                          $  281,583     $    4,744     $    3,577     $  282,750
     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                     197,703          2,310         10,883        189,130
     Obligations of states and political
     subdivisions                                         44,587          1,903            355         46,135
     Debt securities issued by foreign
     governments                                          53,207          2,454            716         54,945
     All other corporate bonds                         2,112,121         62,649         25,784      2,148,986
     All other debt securities                           613,451         21,378         10,109        624,720
     Redeemable preferred stock                            6,090            365            894          5,561
-------------------------------------------------------------------------------------------------------------
         Total Available For Sale                     $3,308,742     $   95,803     $   52,318     $3,352,227
-------------------------------------------------------------------------------------------------------------

Proceeds from sales of fixed maturities classified as available for sale were
$1.7 billion, $939 million and $844 million in 2002, 2001 and 2000, respectively. Gross gains of $85.6 million, $67.0 million

                                       F-15

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

and $22.4 million and gross losses of $29.9 million, $22.4 million and $31.2 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $66.9 million, $11.5 million and $2.9 million were realized due to other-than-temporary losses in value in 2002, 2001 and 2000, respectively. Impairment activity increased significantly beginning the fourth quarter of 2001 and continued through 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $840.4 million and $628.2 million at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities available for sale at
December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     -----------------------------------------------------------------------
                                                  AMORTIZED        FAIR
     ($ IN THOUSANDS)                               COST           VALUE
     -----------------------------------------------------------------------

     MATURITY:
          Due in one year or less                  $178,198       $180,542
          Due after 1 year through 5 years        1,239,752      1,275,526
          Due after 5 years through 10 years      1,689,810      1,731,046
          Due after 10 years                        856,436        888,148
     -----------------------------------------------------------------------
                                                  3,964,196      4,075,262
     -----------------------------------------------------------------------

          Mortgage-backed securities                423,318        445,037
     -----------------------------------------------------------------------
              Total Maturity                     $4,387,514     $4,520,229
     -----------------------------------------------------------------------

The Company makes significant investments in collateralized mortgage obligations
(CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S.
Treasury securities. The Company's investment strategy is to purchase CMO tranches, which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs with a fair value of $265.5 million and $212.5 million, respectively. The Company's CMO holdings were 33.4%
and 49.5% collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001, respectively. In addition, the Company held $177.8 million and $64.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at
December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-16

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests in a short-term investment pool. See Note 10. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31,
2002 and 2001, the Company held cash collateral of $149.0 million and $104.3 million, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

----------------------------------------------------------------------------------------
                                                          GROSS       GROSS
                                                        UNREALIZED  UNREALIZED     FAIR
($ IN THOUSANDS)                               COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------------------

DECEMBER 31, 2002
     Common stocks                           $ 2,599     $    37     $   699     $ 1,937
     Non-redeemable preferred stocks          12,340         394         176      12,558
----------------------------------------------------------------------------------------
         Total Equity Securities             $14,939     $   431     $   875     $14,495
----------------------------------------------------------------------------------------

DECEMBER 31, 2001
     Common stocks                           $ 2,643     $    97     $   671     $ 2,069
     Non-redeemable preferred stocks          13,608         439         378      13,669
----------------------------------------------------------------------------------------
         Total Equity Securities             $16,251     $   536     $ 1,049     $15,738
----------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $35.6 million, $6.4 million and
$30.8 million in 2002, 2001 and 2000, respectively. Gross gains and losses on sales and impairments were insignificant.

MORTGAGE LOANS

Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

At December 31, 2002 and 2001, the Company's mortgage loan portfolios consisted of the following:

    ------------------------------------------------------------------
    ($ IN THOUSANDS)                              2002         2001
    ------------------------------------------------------------------
    Current Mortgage Loans                      $130,303     $125,131
    Underperforming Mortgage Loans                 3,775          498
    ------------------------------------------------------------------
         Total                                  $134,078     $125,629
    ------------------------------------------------------------------

                                       F-17

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

       -----------------------------------------------------
       ($ IN THOUSANDS)
       -----------------------------------------------------
       2003                                       $  5,017
       2004                                          8,690
       2005                                          6,380
       2006                                         15,892
       2007                                          6,049
       Thereafter                                   92,050
       -----------------------------------------------------
            Total                                 $134,078
       =====================================================

CONCENTRATIONS

The Company participates in a short-term investment pool maintained by TIC. See
Note 11.

The Company's industry concentrations of investments (primarily fixed maturities), excluding those in federal and government agencies, were as follows at fair value:

       ----------------------------------------------------------------
       ($ IN THOUSANDS)                           2002          2001
       ----------------------------------------------------------------
       Finance                                  $562,179     $286,824
       Electric Utilities                        512,950      447,355
       Media                                     324,008      235,790
       Telecommunications                        304,171      213,644
       Banking                                   265,442      222,581
       ----------------------------------------------------------------

The Company held investments in foreign banks in the amount of $147 million and
$144 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $109 million and $38 million in Electric
Utilities, $35 million and $21 million in Media, and $53 million and $5 million in telecommunications at December 31, 2002 and 2001, respectively; and total below investment grade assets were $413.7 million and $182.3 million at December
31, 2002 and 2001, respectively.

                                       F-18

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

        ($ IN THOUSANDS)
        -------------------------------------------------------------
        At December 31,                            2002         2001
        -------------------------------------------------------------
        STATE
        California                              $42,169      $43,700
        New York                                 22,636       23,129
        -------------------------------------------------------------
        PROPERTY TYPE
        Agricultural                            $79,075      $66,459
        Office                                   44,094       37,243
        -------------------------------------------------------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

RESTRUCTURED INVESTMENTS

Mortgage loan and debt securities which were restructured at below market terms at December 31, 2002 and 2001 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

NET INVESTMENT INCOME

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,
  ($ IN THOUSANDS)                              2002         2001         2000
  ------------------------------------------------------------------------------
  GROSS INVESTMENT INCOME
         Fixed maturities                     $276,818     $217,813     $163,091
         Joint ventures and partnerships        25,746       21,481       34,574
         Mortgage loans                         10,578       11,327       14,776
         Other                                   3,542        3,288        4,398
  ------------------------------------------------------------------------------
           Total gross investment income       316,684      253,909      216,839
  ------------------------------------------------------------------------------
   Investment expenses                           4,738        2,855        2,665
  ------------------------------------------------------------------------------
  Net investment income                       $311,946     $251,054     $214,174
  ------------------------------------------------------------------------------

                                       F-19

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                              2002         2001        2000
--------------------------------------------------------------------------------------------
REALIZED
       Fixed maturities                                     $(11,185)   $ 33,061    $(11,742)
       Joint ventures and partnerships                       (19,423)     (4,980)     (1,909)
       Mortgage Loans                                            (61)       (707)      3,825
       Other                                                      85      (1,230)      2,430
--------------------------------------------------------------------------------------------
         Total realized investment gains (losses)           $(30,584)   $ 26,144    $ (7,396)
--------------------------------------------------------------------------------------------

Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                               2002        2001        2000
--------------------------------------------------------------------------------------------
UNREALIZED
     Fixed maturities                                       $ 91,013    $ 14,761    $ 78,278
     Other invested assets                                    22,449     (16,182)      3,159
--------------------------------------------------------------------------------------------
         Total unrealized investment gains (losses)          113,462      (1,421)     81,437
     Related taxes                                            39,712        (497)     28,503
--------------------------------------------------------------------------------------------
     Change in unrealized investment gains (losses)           73,750        (924)     52,934
     Balance beginning of year                                12,698      13,622     (39,312)
--------------------------------------------------------------------------------------------
         Balance end of year                                $ 86,448    $ 12,698    $ 13,622
--------------------------------------------------------------------------------------------

3.  REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million for universal life, and in excess of $25.0 million for term insurance is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

                                       F-20

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Total life insurance in-force ceded under reinsurance contracts was $29.3 billion and $23.8 billion at December 31, 2002 and 2001, including $6.0 million and $8.8 million, respectively to TIC. Total life insurance premiums ceded were
$14.9 million, $11.9 million and $8.9 million in 2002, 2001 and 2000, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $2.2 billion at December 31, 2002, of which $1.9 billion or 86% is reinsured. During 2002, substantially all new contracts written were not reinsured.

4.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. A summary of DAC follows:

                                  Traditional   Deferred
   ($ IN MILLIONS)                   Life       Annuity       UL        Total
   -----------------------------------------------------------------------------

   Beginning balance
   December 31, 2000                $36.8       $384.4      $158.3    $  579.5

   Commissions and expenses          18.4        202.9       103.0       324.3
   deferred
   Amortization expense              (7.5)       (75.8)       (6.1)      (89.4)

   -----------------------------------------------------------------------------
   Balance December 31, 2001         47.7        511.5       255.2       814.4

   Commissions and expenses          16.5        169.4       130.8       316.7
   deferred
   Amortization expense              (8.9)       (48.8)       (9.3)      (67.0)
   -----------------------------------------------------------------------------
   Balance December 31, 2002        $55.3       $632.1      $376.7    $1,064.1
   -----------------------------------------------------------------------------

The value of insurance in force totaled $12.5 million and $13.4 million at
December 31, 2002 and 2001, respectively, and was reported in other assets.
Amortization expense of value of insurance in force was insignificant for 2002 and 2001.

5.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $5.0 billion and $3.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $1.6 billion and $1.5 billion, respectively, were not subject to discretionary withdrawal based on contract terms. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.
Included in the amounts that are subject to discretionary withdrawal were $2.4 billion and $1.6 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $.9 billion and $.6 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.2% and 4.9%, respectively. In the payout stage these funds are credited at significantly reduced credited rates. The remaining $.1 billion in 2002 is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for

                                       F-21

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.  FEDERAL INCOME TAXES

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

  ($ IN THOUSANDS)                                        2002          2001
  ------------------------------------------------------------------------------
  Deferred Tax Assets:
       Benefit, reinsurance and other reserves          $151,454      $180,468
       Other                                               2,286         1,904
  ------------------------------------------------------------------------------
           Total                                         153,740       182,372
  ------------------------------------------------------------------------------

  Deferred Tax Liabilities:
       Investments, net                                  (48,363)      (19,938)
       Deferred acquisition costs and value of
         insurance in force                             (303,652)     (231,454)
       Other                                              (1,075)       (1,071)
  ------------------------------------------------------------------------------
           Total                                        (353,090)     (252,463)
  ------------------------------------------------------------------------------

  Net Deferred Tax Liability                           $(199,350)     $(70,091)
  ------------------------------------------------------------------------------

TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the
Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.  SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net loss was $133.9 million, $73.4 million and $66.2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

Statutory capital and surplus was $397 million and $407 million at December 31,
2002 and 2001, respectively.

                                       F-22

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioner (see Note 1, Summary of Significant Accounting
Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. The Company does not have surplus available to pay dividends to TIC in 2003 without prior approval of the State of
Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                                NET                         ACCUMULATED
                                                             UNREALIZED      DERIVATIVE    OTHER CHANGES
                                                           GAIN (LOSS) ON    INSTRUMENTS   IN EQUITY FROM
                                                             INVESTMENT      & HEDGING        NONOWNER
($ IN THOUSANDS)                                             SECURITIES      ACTIVITIES       SOURCES
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1999                                     $(39,312)      $     --       $(39,312)
Unrealized gains on investment securities,
   net of tax of $25,914                                         48,127             --         48,127
Reclassification adjustment for losses
    included in net income, net of tax of $2,589                  4,807             --          4,807
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                    52,934             --         52,934
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2000                                       13,622             --         13,622
Cumulative effect of change in accounting for derivative
   instruments and hedging activities, net of tax of $33             --             62             62
Unrealized gains on investment securities,
   net of tax of $8,653                                          16,070             --         16,070
Reclassification adjustment for gains
    included in net income, net of tax of $(9,150)              (16,994)            --        (16,994)
Derivative instrument hedging activity gains, net of
    tax of $1,789                                                    --          3,324          3,324
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                      (924)         3,386          2,462
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                       12,698          3,386         16,084
Unrealized gains on investment securities,
   net of tax of $29,008                                         53,871             --         53,871
Reclassification adjustment for losses
   included in net income, net of tax of $10,704                 19,879             --         19,879
Derivative instrument hedging activity gains, net of
   tax of $2,750                                                     --          5,107          5,107
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                    73,750          5,107         78,857
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                                     $ 86,448       $  8,493       $ 94,941
=========================================================================================================

                                       F-23

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2002, 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000.

9.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                                       F-24

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts to exchange foreign currency for
U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                        Year Ended          Year Ended
   ($ IN MILLIONS)                      December 31, 2002   December 31, 2001
   --------------------------------------------------------------------------
   Hedge ineffectiveness recognized
     related to fair value hedges             $(5.2)              $1.9
   Hedge ineffectiveness recognized
     related to cash flow hedges                1.1                (.4)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions.

Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2002 is not significant.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contacts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

The Company had interest rate and equity options, net of intercompany balances, with fair values of $161.7 million and $67.4 million, at December 31, 2002 and
2001, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2002 and 2001 were $23.9 million and
$0 respectively. The notional values of unfunded commitments were $35.5 million and $43.8 million at December 31, 2002 and 2001, respectively.

                                       F-25

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

At December 31, 2002, investments in fixed maturities had a carrying value and a fair value of $4.5 billion compared with a carrying value and a fair value of
$3.4 billion at December 31, 2001. See Notes 1 and 2.

At December 31, 2002, mortgage loans had a carrying value of $134.1 million and a fair value of $148.0 million and at December 31, 2001 had a carrying value of
$125.6 million and a fair value of $131.6 million. In estimating fair value, the
Company used interest rates reflecting the current real estate financing market.

The carrying values of short-term securities were $475.4 million and $206.8 million in 2002 and 2001, respectively, which approximated their fair values.
Policy loans which are included in other invested assets had carrying values of
$27.4 million and $16.3 million in 2002 and 2001, respectively, which also approximated their fair values.

The carrying values of $151.5 million and $133.7 million of financial instruments classified as other assets approximated their fair values at
December 31, 2002 and 2001, respectively. The carrying values of $319.8 million and $208.1 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2002 and 2001, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $2.7 billion and a fair value of $2.9 billion, compared with a carrying value of $1.9 billion and a fair value of $1.9 billion at December 31,
2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $1.1 billion and a fair value of $926 million at December 31, 2002, compared with a carrying value of $806 million and a fair value of $675 million at December 31, 2001. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

                                       F-26

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  RELATED PARTY TRANSACTIONS

TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of
December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant in 2002, 2001 and 2000.

TIC maintains a short-term investment pool in which the Company participates.
The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately
$4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $356.0 million and $90.6 million at December 31, 2002 and 2001, respectively, and is included in short-term securities in the balance sheet.

At December 31, 2002 and 2001, the Company had investments in Tribeca Citigroup
Investments Ltd., an affiliate of the Company, in the amounts of $26.7 million and $34.0 million, respectively. Income of $1.9 million, $4.5 million and $7.2 million was earned on these investments in 2002, 2001 and 2000, respectively.
The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $24.1 million and $40.1 million at December 31, 2002 and 2001, respectively. Income of $19.8 million, $8.5 million and $6.8 million was earned on these investments in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB in the amount of $10.2 million and $6.5 million, respectively.

The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2002 and 2001.

The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity
Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the
Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

The Company sold structured settlement annuities to its former property casualty insurance affiliates. Policy reserves and contractholder fund liabilities associated with these structured settlements were $607 million at December 31,
2001.

The Company distributes fixed and variable annuity products through its affiliate, Salomon Smith Barney (SSB). Premiums and deposits related to these products were $.8 billion, $1.2 billion and $1.6 billion in 2002, 2001 and 2000, respectively. The Company also markets term and universal life products through
SSB. Premiums related to such products were $87.2 million, $74.5 million and
$59.3 million in 2002, 2001 and 2000, respectively.

                                       F-27

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also distributes deferred annuity products through its affiliates
Primerica Financial Services (PFS), CitiStreet Retirement Services and Citibank,
N.A. (Citibank). Deposits received from PFS were $662 million, $738 million and
$844 million in 2002, 2001 and 2000, respectively. Deposits from Citibank and
CitiStreet Retirement Services were $117 million and $184 million respectively for 2002, $166 million and $136 million, respectively, for 2001, and $131 million and $220 million, respectively, for 2000.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income was insignificant in 2002,
2001 and 2000.

Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property casualty insurance subsidiaries. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In
2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2002,
2001 and 2000.

12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

The following table reconciles net income to net cash used in operating activities:

  -------------------------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                               2002          2001          2000
  ($ IN THOUSANDS)
  -------------------------------------------------------------------------------------------------
  Net Income                                                 $ 103,370     $ 115,160     $  90,905
     Adjustments to reconcile net income to cash used in
     operating activities:
         Realized (gains) losses                                30,584       (26,144)        7,396
         Deferred federal income taxes                          86,797        80,096        36,748
         Amortization of deferred policy acquisition costs      66,972        89,475        68,254
         Additions to deferred policy acquisition costs       (316,721)     (324,277)     (297,733)
         Investment income accrued                             (35,133)      (39,875)      (27,812)
         Insurance reserves                                     (9,000)      (14,382)      (18,487)
         Other                                                  72,190        11,398          (675)
  -------------------------------------------------------------------------------------------------
         Net cash used in operations                         $    (941)    $(108,549)    $(141,404)
  -------------------------------------------------------------------------------------------------

ITEM 9.  CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND
FINANCIAL DISCLOSURE.

     None.

                                       F-28

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                               PAGE
The Travelers Life and Annuity Company
     Independent Auditors' Report                                                               F-1
     Statements of Income                                                                       F-2
     Balance Sheets                                                                             F-3
     Statements of Changes in Shareholder's Equity                                              F-4
     Statements of Cash Flows                                                                   F-5
     Notes to Financial Statements                                                              F-6

Independent Auditors' Report                                                                   F-30

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002           F-31

Schedule III - Supplementary Insurance Information 2000-2002                                   F-32

Schedule IV - Reinsurance 2000-2002                                                            F-33

All other schedules are inapplicable for this filing.

                                      F-29

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of January 21, 2003, we reported on the balance sheets of The
Travelers Life and Annuity Company as of December 31, 2002 and 2001, and the
related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-30

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                ($ IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                      AMOUNT SHOWN IN
TYPE OF INVESTMENT                                              COST        VALUE     BALANCE SHEET (1)
-------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
            authorities                                      $  470,768   $  486,651    $  486,651
         States, municipalities and political subdivisions       49,472       56,642        56,642
         Foreign governments                                     21,530       23,380        23,380
         Public utilities                                       425,661      398,706       398,706
         Convertible bonds and bonds with warrants attached      30,170       31,063        31,063
         All other corporate bonds                            3,381,892    3,518,725     3,518,725
-------------------------------------------------------------------------------------------------------
              Total Bonds                                     4,379,493    4,515,167     4,515,167
     Redeemable Preferred Stocks                                  4,595        5,132         5,132
-------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                               4,384,088    4,520,299     4,520,299
-------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                  2,599        1,937         1,937
-------------------------------------------------------------------------------------------------------
              Total Common Stocks                                 2,599        1,937         1,937
     Non-Redeemable Preferred Stocks                             12,340       12,558        12,558
-------------------------------------------------------------------------------------------------------
         Total Equity Securities                                 14,939       14,495        14,495
-------------------------------------------------------------------------------------------------------

Mortgage Loans                                                  134,078                    134,078
Policy Loans                                                     27,491                     27,491
Short-Term Securities                                           475,365                    475,365
Other Investments (2) (3)                                       303,621                    302,996
-------------------------------------------------------------------------------------------------------
         Total Investments                                   $5,339,582                 $5,474,724
=======================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to
    Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of
    $53,106 and $54,129, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-31

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2000-2002
                                ($ IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                                       FUTURE POLICY                                        BENEFITS, CLAIMS,
                                       BENEFITS, LOSSES,                   NET INVESTMENT   LOSSES AND
                 DEFERRED POLICY       CLAIMS AND LOSS       PREMIUM       INCOME           SETTLEMENT
                 ACQUISITION COSTS     EXPENSES (1)          REVENUE                        EXPENSES (2)
---------------------------------------------------------------------------------------------------------------

     2002           $1,064,118           $5,031,775          $42,893         $311,946         $275,123

     2001             $814,369           $3,665,426          $39,222         $251,054         $214,722

     2000             $579,567           $2,621,187          $33,941         $214,174         $155,982

---------------------------------------------------------

                                 OTHER
 AMORTIZATION OF DEFERRED        OPERATING     PREMIUMS
 POLICY ACQUISITION COSTS        EXPENSES      WRITTEN
---------------------------------------------------------

        $66,972                  $32,352       $42,893

        $89,475                  $23,404       $39,222

        $68,254                  $14,095       $33,941

(1) Includes contractholder funds.

(2) Includes interest credited on contractholder funds.

                                       F-32

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)

----------------------------------------------------------------------------------------------------
                                                                ASSUMED                   PERCENTAGE
                                                 CEDED TO        FROM                     OF AMOUNT
                                    GROSS          OTHER         OTHER         NET         ASSUMED
                                    AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
----------------------------------------------------------------------------------------------------

2002
----

Life Insurance In Force            $35,807,212   $29,261,075     $  --       $6,546,137       --%
Premiums:
     Annuity                           $ 4,515       $    --     $  --          $ 4,515
     Individual life                    53,310        14,932        --           38,378
                                       -------       -------     -----          -------
         Total Premiums                $57,825       $14,932     $  --          $42,893       --%
                                       =======       =======     =====          =======

2001
----

Life Insurance In Force            $28,793,622   $23,818,768     $  --       $4,974,854       --%
Premiums:
     Annuity                           $ 3,319       $    --     $  --          $ 3,319
     Individual Life                    47,826        11,923                     35,903
                                       -------       -------     -----          -------
         Total Premiums                $51,145       $11,923     $  --          $39,222       --%
                                       =======       =======     =====          =======

2000
----

Life Insurance In Force            $21,637,160   $17,355,206     $  --       $4,281,954       --%
Premiums:
     Annuity                           $ 6,034       $    --     $  --          $ 6,034
     Individual life                    36,770         8,863        --           27,907
                                       -------       -------     -----          -------
         Total Premiums                $42,804       $ 8,863     $  --          $33,941       --%
                                       =======       =======     =====          =======

                                       F-33

  PART C

  Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
  Statement of Operations for the year ended December 31, 2002
  Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
  Statement of Investments as of December 31, 2002
Notes to Financial Statements

The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

Statements of Income for the years ended December 31, 2002, 2001 and 2000
  Balance Sheets as of December 31, 2002 and 2001
  Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
  Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Financial Statements

(b)	Exhibits

Exhibit Number	Description

1.	Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4 filed November 13, 1997.)

2.	Not Applicable.

3(a)	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

3(b)	Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

4.	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

5.	Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

6(a)	Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 filed November 13, 1997.)

6(b)	By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 filed November 13, 1997.)

7.	Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

8.	Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

Exhibit Number	Description

9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed November 13, 1997.)

10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11.	Not applicable.

12.	Not applicable.

13.	Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-40193, filed June 10, 1998.)

15.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4 filed April 12, 2000.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 10, 2001.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed April 24, 2003.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Madelyn J. Lankton*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

  Principal Business Address:
*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

  Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

  As of February 28, 2003, 11,713 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

  Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

  Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

  Rule 484 Undertaking

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103

  Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

  The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

  * The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)	Not Applicable

Item 30.	Location of Accounts and Records

(1)	The Travelers Life and Annuity Company

One Cityplace

Hartford, Connecticut 06103-3415

Item 31.	Management Services

  Not Applicable.

Item 32.	Undertakings

  The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

  The Company hereby represents:

(a).	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

  SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 24th day of April, 2002.

  THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
  (Registrant)

  THE TRAVELERS LIFE AND ANNUITY COMPANY
  (Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

  As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

  *By:    /s/Ernest J. Wright, Attorney-in-Fact

  EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors.	Electronically